UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill

ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 877-398-8461

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024 – May 31, 2025

Item 1.	Report to Stockholders.

(a)

Alerian MLP ETF	ALPS ETF TRUST
NYSE ARCA: AMLP	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about Alerian MLP ETF (the "Fund" or "AMLP") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at www.alpsfunds.com/exchange-traded-funds/amlp. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian MLP ETF	$41	0.84%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?
Management's Discussion of Fund Performance

The Fund delivered a total return of -3.23% (-3.08% NAV) for the Period. This compares to the Alerian MLP Infrastructure Index (the "Underlying Index"), which fell 6.75% on a price-return basis and 3.28% on a total-return basis. The difference in performance between the Fund and its Underlying Index is primarily attributable to the Fund's operating expenses and the tax impact of the Fund's C-Corporation structure, including the accrual of approximately $96.4 million in income tax benefit during the Period.

Energy was broadly pressured in April amid tariff uncertainty and weakness in oil prices. The Fund's Underlying Index fell 8.44% on a total-return basis in April and only recovered slightly in May. West Texas Intermediate ("WTI"), the US oil benchmark, fell below $60 per barrel to a four-year low in early May. For the Period, WTI oil was down just over 10%, while the natural gas benchmark saw modest gains.

Compression and Pipeline Transportation | Petroleum were the best-performing subsectors in AMLP for the Period and the only subsectors with positive total returns. The worst-performing subsector was Pipeline Transportation | Natural Gas, which only includes Energy Transfer and Enterprise Products Partners.

AMLP: Index Total Return Attribution for Six Months Ended May 30, 2025
Compression	0.26%
Gathering & Processing	-1.24%
Liquefaction	-0.09%
Marketing & Distribution	-0.52%
Pipeline Transportation | Natural Gas	-1.95%
Pipeline Transportation | Petroleum	0.20%
TOTAL	-3.28%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	10 Year
Alerian MLP ETF - NAV	12.85%	22.04%	2.99%
Alerian MLP Infrastructure Index	16.03%	25.29%	3.97%
Alerian MLP Index	15.24%	25.25%	4.43%
Bloomberg US 1000 Index‡	13.46%	15.49%	12.52%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$10,171,573,648
Number of Portfolio Holdings	13
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$42,730,722
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

MPLX LP	12.37%
Energy Transfer LP	12.21%
Western Midstream Partners LP	12.01%
Sunoco LP	11.94%
Enterprise Products Partners LP	11.87%
Plains All American Pipeline LP	10.91%
Hess Midstream LP	9.20%
Cheniere Energy Partners LP	4.95%
USA Compression Partners LP	3.86%
Genesis Energy LP	3.61%
Total % of Top 10 Holdings	92.93%
Sector Allocation*

Pipeline Transportation | Petroleum	28.60%
Pipeline Transportation | Natural Gas	24.08%
Gathering + Processing	21.21%
Marketing & Distribution	17.30%
Liquefaction	4.95%
Compression	3.85%
Money Market Fund	0.01%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.alpsfunds.com/exchange-traded-funds/amlp.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-AMLP-053125

Alerian Energy Infrastructure ETF	ALPS ETF TRUST
NYSE ARCA: ENFR	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about Alerian Energy Infrastructure ETF (the "Fund" or "ENFR") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/enfr. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian Energy Infrastructure ETF	$17	0.35%*
*	Annualized
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?
Management's Discussion of Fund Performance

The Fund delivered a total return of -3.25% (-3.11% NAV) for the Period. This compares to the Alerian Midstream Energy Select Index (the "Underlying Index"), which fell 5.34% on a price-return basis and 2.79% on a total-return basis.

Energy infrastructure companies were pressured in April by tariff uncertainty and oil volatility, with only a moderate rebound in May. West Texas Intermediate ("WTI"), the US oil benchmark, fell below $60 per barrel and hit a four-year low in early May. For the Period, WTI oil was down just over 10%, while the natural gas benchmark was up modestly.

Three of ENFR's five subsectors saw positive total returns during the Period. The best-performing subsector in the portfolio was Pipeline Transportation | Petroleum, followed by Liquefaction. The worst-performing subsector was Pipeline Transportation | Natural Gas.

ENFR: Index Total Return Attribution for Six Months Ended May 30, 2025
Gathering & Processing	-1.20%
Liquefaction	0.51%
Pipeline Transportation | Natural Gas	-2.83%
Pipeline Transportation | Petroleum	0.67%
Storage	0.05%
TOTAL	-2.80%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	10 Year
Alerian Energy Infrastructure ETF - NAV	27.07%	24.10%	6.91%
Alerian Midstream Energy Select Index	28.06%	25.12%	7.78%
Alerian MLP Index	15.24%	25.25%	4.43%
Bloomberg US 1000 Index‡	13.46%	15.49%	12.52%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$297,483,488
Number of Portfolio Holdings	25
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$482,541
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Energy Transfer LP	9.02%
Enbridge, Inc.	8.18%
Enterprise Products Partners LP	7.26%
The Williams Cos., Inc.	6.54%
DT Midstream, Inc.	5.61%
Cheniere Energy, Inc.	5.60%
TC Energy Corp.	5.44%
Antero Midstream Corp.	4.92%
Kinder Morgan, Inc.	4.91%
Keyera Corp.	4.88%
Total % of Top 10 Holdings	62.36%
Sector Allocation*

Pipeline Transportation | Natural Gas	37.85%
Gathering + Processing	26.95%
Pipeline Transportation | Petroleum	26.84%
Liquefaction	6.25%
Storage	2.11%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/enfr.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-ENFR-053125

ALPS Active Equity Opportunity ETF	ALPS ETF TRUST
NYSE ARCA: RFFC	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS Active Equity Opportunity ETF (the "Fund" or "RFFC") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rffc. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active Equity Opportunity ETF	$23	0.48%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	Since Inception (06/06/2016)
ALPS Active Equity Opportunity ETF - NAV	9.94%	14.09%	11.02%
S&P Composite 1500® Index	12.49%	15.68%	13.71%
Bloomberg US 1000 Index‡	13.46%	15.49%	13.85%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$21,641,948
Number of Portfolio Holdings	59
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$61,574

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

Amazon.com, Inc.	4.22%
Microsoft Corp.	3.71%
NVIDIA Corp.	3.56%
Meta Platforms, Inc.	3.28%
Alphabet, Inc.	3.15%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.86%
JPMorgan Chase & Co.	2.72%
Apple, Inc.	2.56%
American Express Co.	2.40%
Mastercard, Inc.	2.28%
Total % of Top 10 Holdings	30.74%
Sector Allocation*

Information Technology	24.28%
Financials	15.28%
Consumer Discretionary	12.06%
Industrials	9.54%
Communication Services	9.09%
Health Care	8.43%
Utilities	4.68%
Energy	4.58%
Consumer Staples	3.45%
Real Estate	2.41%
Materials	2.15%
Money Market Fund	4.05%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).
^	Excludes Money Market Fund.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rffc.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RFFC-053125

ALPS Active REIT ETF	ALPS ETF TRUST
NASDAQ: REIT	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS Active REIT ETF (the "Fund" or "REIT") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/reit. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active REIT ETF	$33	0.68%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	Since Inception (02/25/2021)
ALPS Active REIT ETF - NAV	10.50%	5.60%
S&P United States REIT Index	12.34%	5.74%
Bloomberg US 1000 Index‡	13.46%	11.28%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$43,610,577
Number of Portfolio Holdings	30
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$145,192

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Equinix, Inc.	9.21%
Welltower, Inc.	7.43%
Prologis, Inc.	7.20%
Digital Realty Trust, Inc.	4.71%
VICI Properties, Inc.	4.57%
Ventas, Inc.	4.18%
Essex Property Trust, Inc.	4.07%
First Industrial Realty Trust, Inc.	3.90%
Realty Income Corp.	3.86%
Simon Property Group, Inc.	3.85%
Total % of Top 10 Holdings	52.98%
REIT Sector Allocation*

Real Estate	96.63%
Money Market Fund	3.37%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/reit.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-REIT-053125

ALPS Equal Sector Weight ETF	ALPS ETF TRUST
NYSE ARCA: EQL	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS Equal Sector Weight ETF (the "Fund" or "EQL") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/eql. You can also request this information by contacting us at 1-866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Equal Sector Weight ETF	$8	0.16%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	10 Year
ALPS Equal Sector Weight ETF - NAV	10.87%	14.32%	10.71%
NYSE® Equal Sector Weight Index	11.06%	14.47%	10.88%
S&P 500® Index‡	13.52%	15.94%	12.86%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$508,595,668
Number of Portfolio Holdings	11
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$377,045

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Consumer Discretionary Select Sector SPDR Fund	9.66%
Industrial Select Sector SPDR Fund	9.65%
Technology Select Sector SPDR Fund	9.63%
Consumer Staples Select Sector SPDR Fund	9.33%
Utilities Select Sector SPDR Fund	9.29%
Communication Services Select Sector SPDR Fund	9.28%
Financial Select Sector SPDR Fund	9.20%
Materials Select Sector SPDR Fund	8.99%
Real Estate Select Sector SPDR Fund	8.98%
Health Care Select Sector SPDR Fund	8.08%
Total % of Top 10 Holdings	92.09%
Sector Allocation*

Consumer Discretionary	9.66%
Industrials	9.65%
Technology	9.63%
Consumer Staples	9.33%
Utilities	9.29%
Communication Services	9.28%
Financials	9.20%
Materials	8.99%
Real Estate	8.98%
Healthcare	8.08%
Energy	7.88%
Money Market Fund	0.03%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PERIOD?

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/eql or upon request at 1-866-759-5679.

Stock Split: On April 1, 2025, the Fund underwent a three-for-one stock split. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the NAV of shares outstanding by a factor of three, resulting in no effect to the net assets of the Fund.

Fee Waiver Change: Effective March 31, 2025 the fee waiver changed from 0.19% to 0.18% of average daily net assets of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/eql.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-EQL-053125

ALPS Intermediate Municipal Bond ETF	ALPS ETF TRUST
NYSE ARCA: MNBD	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS Intermediate Municipal Bond ETF (the "Fund" or "MNBD") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/mnbd. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Intermediate Municipal Bond ETF	$25	0.50%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	Since Inception (05/19/2022)
ALPS Intermediate Municipal Bond ETF - NAV	3.77%	4.05%
Bloomberg Municipal Bond 1-15 Year Blend Index	3.18%	2.95%
Bloomberg Municipal Bond Index‡	2.03%	2.81%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$37,217,017
Number of Portfolio Holdings	130
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$87,935

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Port Authority of New York & New Jersey	3.07%
United States Treasury Bill	2.89%
South Carolina State Housing Finance & Development Authority	2.62%
Wyoming Community Development Authority	2.40%
North Carolina Housing Finance Agency	2.12%
Salt Verde Financial Corp.	1.89%
Pennsylvania Turnpike Commission	1.88%
University of North Carolina at Chapel Hill	1.86%
Minnesota Housing Finance Agency	1.70%
Morris Area Schools Independent School District No 2769	1.52%
Total % of Top 10 Holdings	21.95%
Sector Allocation*

Revenue Bonds	78.74%
General Obligation Unltd	15.51%
Government	4.21%
General Obligation Ltd	1.35%
Money Market Fund	0.19%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/mnbd.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-MNBD-053125

ALPS Clean Energy ETF	ALPS ETF TRUST
NYSE ARCA: ACES	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS Clean Energy ETF (the "Fund" or "ACES") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/aces. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Clean Energy ETF	$26	0.55%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	Since Inception (06/28/2018)
ALPS Clean Energy ETF - NAV	-22.01%	-6.72%	0.73%
CIBC Atlas Clean Energy Index	-22.16%	-6.74%	0.92%
S&P 1000 Index	0.93%	12.51%	7.17%
Bloomberg US 1000 Index‡	13.46%	15.49%	13.36%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$87,072,698
Number of Portfolio Holdings	36
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$279,656

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

NEXTracker, Inc.	6.64%
Tesla, Inc.	6.41%
Rivian Automotive, Inc.	6.33%
First Solar, Inc.	5.53%
Northland Power, Inc.	5.32%
Itron, Inc.	5.31%
Brookfield Renewable Partners LP	5.14%
Ormat Technologies, Inc.	5.12%
Lucid Group, Inc.	4.73%
Darling Ingredients, Inc.	4.71%
Total % of Top 10 Holdings	55.24%
Clean Energy Segment Allocation*

Solar	25.47%
Electric Vehicles	23.50%
Wind	16.57%
Energy Management & Storage	10.56%
Hydro/Geothermal	10.25%
Bioenergy	10.08%
Fuel Cell/Hydrogen	1.98%
Energy	1.44%
Money Market Fund	0.15%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/aces.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-ACES-053125

ALPS Disruptive Technologies ETF	ALPS ETF TRUST
NYSE ARCA: DTEC	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS Disruptive Technologies ETF (the "Fund" or "DTEC") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/dtec. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Disruptive Technologies ETF	$25	0.50%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	Since Inception (12/28/2017)
ALPS Disruptive Technologies ETF - NAV	15.02%	7.26%	9.18%
Indxx Disruptive Technologies Index	15.46%	7.64%	9.52%
Morningstar Global Markets Index‡	12.91%	12.97%	8.95%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$88,394,995
Number of Portfolio Holdings	100
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$219,288

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Zscaler, Inc.	1.33%
Tesla, Inc.	1.32%
AeroVironment, Inc.	1.32%
Crowdstrike Holdings, Inc.	1.30%
Snowflake, Inc.	1.27%
Netflix, Inc.	1.24%
Insulet Corp.	1.22%
Intuit, Inc.	1.18%
Samsara, Inc.	1.15%
ServiceNow, Inc.	1.15%
Total % of Top 10 Holdings	12.48%
Thematic Allocation*

Cybersecurity	10.64%
Cloud Computing	10.58%
Data & Analytics	10.26%
Clean Energy & Smart Grid	10.13%
Healthcare Innovation	10.06%
3D Printing	9.83%
Internet of Things	9.66%
FinTech	9.57%
Robotics & Artificial Intelligence	9.14%
Mobile Payments	8.99%
Consumer, Non-cyclical	1.05%
Money Market Fund	0.09%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/dtec.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-DTEC-053125

ALPS Electrification Infrastructure ETF	ALPS ETF TRUST
NASDAQ: ELFY	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS Electrification Infrastructure ETF (the "Fund" or "ELFY") for the period of April 9, 2025 (inception) to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/elfy. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Electrification Infrastructure ETF	$9^	0.50%*
*	Annualized
^	ALPS Electrification Infrastructure ETF commenced operations on April 9, 2025. Actual expenses on this Fund are equal to the Fund's annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Fund launched (52) divided by 365.
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
Since Inception (04/09/2025)
ALPS Electrification Infrastructure ETF - NAV	13.63%
Ladenburg Thalmann Electrification Infrastructure Index	13.70%
Bloomberg US 1000 Index‡	8.88%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$22,121,825
Number of Portfolio Holdings	79
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$8,432

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

NRG Energy, Inc.	1.91%
Vertiv Holdings Co.	1.81%
GE Vernova, Inc.	1.74%
Constellation Energy Corp.	1.73%
Cameco Corp.	1.68%
Vistra Corp.	1.65%
Comfort Systems USA, Inc.	1.63%
NEXTracker, Inc.	1.61%
Amphenol Corp.	1.57%
Coherent Corp.	1.55%
Total % of Top 10 Holdings	16.88%
Sector Allocation*

Utilities	38.99%
Industrials	31.14%
Information Technology	13.76%
Energy	13.35%
Materials	2.73%
Money Market Fund	0.03%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/elfy.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-C000259393-053125

ALPS Medical Breakthroughs ETF	ALPS ETF TRUST
NYSE ARCA: SBIO	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS Medical Breakthroughs ETF (the "Fund" or "SBIO") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sbio. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Medical Breakthroughs ETF	$22	0.50%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	Ten Years
ALPS Medical Breakthroughs ETF - NAV	-10.02%	-6.24%	-0.73%
S-Network® Medical Breakthroughs Index	-9.82%	-5.86%	-0.38%
NASDAQ Biotechnology Index	-6.52%	0.06%	1.30%
Bloomberg US 1000 Index‡	13.46%	15.49%	12.52%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$81,196,624
Number of Portfolio Holdings	97
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$232,689

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Verona Pharma PLC	5.89%
Alkermes PLC	4.27%
Axsome Therapeutics, Inc.	4.10%
Akero Therapeutics, Inc.	3.47%
Merus NV	3.44%
Rhythm Pharmaceuticals, Inc.	3.41%
PTC Therapeutics, Inc.	3.35%
Avidity Biosciences, Inc.	3.26%
ACADIA Pharmaceuticals, Inc.	3.10%
Zai Lab, Ltd.	2.77%
Total % of Top 10 Holdings	37.06%
Sector Allocation*

Biotechnology	81.29%
Pharmaceuticals	17.98%
Health Care Providers & Services	0.57%
Money Market Fund	0.16%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/sbio.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-SBIO-053125

ALPS Sector Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: SDOG	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS Sector Dividend Dogs ETF (the "Fund" or "SDOG") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sdog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Sector Dividend Dogs ETF	$17	0.36%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	10 Year
ALPS Sector Dividend Dogs ETF - NAV	8.67%	13.95%	8.03%
S-Network® Sector Dividend Dogs Index	9.01%	14.34%	8.46%
S&P 500® Index‡	13.52%	15.94%	12.86%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.
WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$1,174,234,940
Number of Portfolio Holdings	50
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,149,229

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Seagate Technology Holdings PLC	2.73%
Philip Morris International, Inc.	2.42%
Darden Restaurants, Inc.	2.35%
Newmont Mining Corp.	2.32%
Paychex, Inc.	2.21%
Ford Motor Co.	2.18%
Eversource Energy	2.15%
Southwest Airlines Co.	2.14%
FirstEnergy Corp.	2.14%
McDonald's Corp.	2.13%
Total % of Top 10 Holdings	22.77%
Sector Allocation*

Information Technology	10.80%
Consumer Discretionary	10.66%
Utilities	10.43%
Consumer Staples	10.25%
Financials	10.16%
Communication Services	9.95%
Industrials	9.81%
Energy	9.28%
Health Care	9.27%
Materials	9.20%
Money Market Fund	0.19%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/sdog.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-SDOG-053125

ALPS International Sector Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: IDOG	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS International Sector Dividend Dogs ETF (the "Fund" or "IDOG") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/idog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS International Sector Dividend Dogs ETF	$27	0.50%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	10 Year
ALPS International Sector Dividend Dogs ETF - NAV	12.97%	14.12%	6.54%
S-Network® International Sector Dividend Dogs Index	13.33%	14.56%	6.94%
Morningstar Developed Markets ex-North America Index‡	13.27%	10.93%	5.89%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.
WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$338,122,393
Number of Portfolio Holdings	50
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$729,421

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Enel SpA	2.32%
Singapore Telecommunications, Ltd.	2.30%
Japan Tobacco, Inc.	2.27%
Orange SA	2.25%
ORLEN SA	2.17%
Bouygues SA	2.17%
China Resources Power Holdings Co., Ltd.	2.14%
Singapore Airlines, Ltd.	2.13%
Telenor ASA	2.13%
British American Tobacco PLC	2.13%
Total % of Top 10 Holdings	22.01%
Sector Allocation*

Communication Services	10.89%
Utilities	10.66%
Consumer Staples	10.40%
Energy	10.39%
Industrials	9.97%
Financials	9.86%
Information Technology	9.82%
Health Care	9.38%
Materials	9.09%
Consumer Discretionary	8.89%
Money Market Fund	0.65%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/idog.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-IDOG-053125

ALPS Emerging Sector Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: EDOG	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS Emerging Sector Dividend Dogs ETF (the "Fund" or "EDOG") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/edog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Emerging Sector Dividend Dogs ETF	$31	0.60%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	10 Year
ALPS Emerging Sector Dividend Dogs ETF - NAV	9.62%	9.92%	3.62%
S-Network® Emerging Sector Dividend Dogs Index	9.87%	10.60%	4.36%
Morningstar Emerging Markets Index‡	11.08%	8.11%	4.44%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.
WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$26,287,756
Number of Portfolio Holdings	51
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$77,690

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Infosys, Ltd.	4.77%
Wipro, Ltd.	4.53%
Kalbe Farma Tbk PT	2.79%
Alamtri Resources Indonesia Tbk PT	2.35%
Grupo Aeroportuario del Centro Norte SAB de CV	2.35%
JBS S/A	2.34%
Universal Robina Corp.	2.34%
Vodacom Group, Ltd.	2.32%
CEZ AS	2.26%
Telkom Indonesia Persero Tbk PT	2.26%
Total % of Top 10 Holdings	28.31%
Sector Allocation*

Consumer Staples	11.17%
Utilities	10.57%
Industrials	10.27%
Communication Services	10.06%
Financials	10.06%
Consumer Discretionary	9.84%
Energy	9.56%
Health Care	9.46%
Information Technology	9.30%
Materials	7.32%
Building Materials	2.03%
Money Market Fund	0.36%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/edog.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-EDOG-053125

ALPS REIT Dividend Dogs ETF	ALPS ETF TRUST
NYSE ARCA: RDOG	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS REIT Dividend Dogs ETF (the "Fund" or "RDOG") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rdog. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS REIT Dividend Dogs ETF	$16	0.35%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	10 Year
ALPS REIT Dividend Dogs ETF - NAV	3.52%	5.97%	2.46%
S-Network® REIT Dividend Dogs Index**	3.89%	6.35%	-
S-Network® US Composite REIT Index***	11.62%	7.29%	-
S-Network® REIT Dividend Dogs Index / S&P USA REIT Blend*	3.89%	6.35%	3.69%
Bloomberg US 1000 Index‡	13.46%	15.49%	12.52%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

*

The performance shown reflects a combination of the S-Network® REIT Dividend Dogs Index, and for periods prior to January 2, 2020, the S&P United States REIT Index. Prior to January 2, 2020, the Fund used a different underlying index than the S&P United States REIT Index. Therefore, the historical returns shown for the periods prior to January 2, 2020, are not necessarily indicative of the historical strategy of the Fund.

**	The Index commenced operations on October 29, 2019.
***	The Index commenced operations on February 12, 2016.
‡	Broad-based securities market index.
WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$11,582,559
Number of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$21,813

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Digital Realty Trust, Inc.	2.73%
EPR Properties	2.54%
SBA Communications Corp.	2.52%
Equinix, Inc.	2.50%
NETSTREIT Corp.	2.49%
Host Hotels & Resorts, Inc.	2.45%
American Tower Corp.	2.40%
Centerspace	2.39%
Outfront Media, Inc.	2.38%
Ryman Hospitality Properties, Inc.	2.37%
Total % of Top 10 Holdings	24.77%
Sector Allocation*

Technology REITs	12.45%
Specialized REITs	11.68%
Retail REITs	11.64%
Diversified REITs	11.21%
Residential REITs	10.96%
Industrial REITs	10.81%
Hotel & Resort REITs	10.64%
Office REITs	10.59%
Health Care REITs	9.96%
Money Market Fund	0.06%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rdog.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RDOG-053125

ALPS | O'Shares U.S. Quality Dividend ETF	ALPS ETF TRUST
Cboe BZX: OUSA	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS | O'Shares U.S. Quality Dividend ETF (the "Fund" or "OUSA") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousa. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Quality Dividend ETF	$24	0.48%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	Since Inception (07/13/2015)
ALPS O'Shares U.S. Quality Dividend ETF - NAV	11.15%	11.98%	10.32%
O'Shares U.S. Quality Dividend Index*	11.71%	12.55%	10.88%
Morningstar US Large-Mid Cap Broad Value Index	8.42%	14.19%	10.45%
Bloomberg US 1000 Index‡	13.46%	15.49%	12.70%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

*

The O'Shares U.S. Quality Dividend Index performance information reflects the blended performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020 and the O'Shares U.S. Quality Dividend Index thereafter.

‡	Broad-based securities market index.
WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$804,392,935
Number of Portfolio Holdings	100
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$1,924,324

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Visa, Inc.	5.40%
Microsoft Corp.	5.40%
Home Depot, Inc.	4.92%
Mastercard, Inc.	4.53%
Apple, Inc.	4.51%
Johnson & Johnson	4.38%
Alphabet, Inc.	4.03%
McDonald's Corp.	3.67%
Cisco Systems, Inc.	3.44%
Merck & Co., Inc.	3.21%
Total % of Top 10 Holdings	43.49%
Sector Allocation**

Information Technology	22.74%
Financials	17.03%
Health Care	14.26%
Consumer Discretionary	14.11%
Industrials	12.52%
Communication Services	10.49%
Consumer Staples	8.81%
Money Market Fund	0.04%
Total	100.00%

**	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ousa.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OUSA-053125

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	ALPS ETF TRUST
Cboe BZX: OUSM	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (the "Fund" or "OUSM") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousm. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$23	0.48%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	Since Inception (12/29/2016)
ALPS O'Shares U.S. Small-Cap Quality Dividend ETF - NAV	3.72%	13.23%	8.66%
O'Shares U.S. Small Cap Quality Dividend Index*	4.26%	13.79%	9.20%
Morningstar US Small-Cap Broad Value Extended Index	1.52%	14.45%	6.10%
Bloomberg US 1000 Index‡	13.46%	15.49%	13.80%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

*

The O'Shares U.S. Small-Cap Quality Dividend Index performance information reflects the blended performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020 and the O'Shares U.S. Small-Cap Quality Dividend Index thereafter.

‡	Broad-based securities market index.
WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$896,762,251
Number of Portfolio Holdings	110
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,098,156

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Encompass Health Corp.	2.64%
SEI Investments Co.	2.58%
Premier, Inc.	2.35%
Houlihan Lokey, Inc.	2.33%
Texas Roadhouse, Inc.	2.31%
Lincoln Electric Holdings, Inc.	2.22%
Amdocs, Ltd.	2.18%
Dolby Laboratories, Inc.	2.15%
MSC Industrial Direct Co., Inc.	2.09%
Chemed Corp.	2.04%
Total % of Top 10 Holdings	22.89%
Sector Allocation**

Financials	22.99%
Industrials	21.52%
Consumer Discretionary	18.05%
Information Technology	15.49%
Health Care	9.64%
Consumer Staples	5.03%
Utilities	4.23%
Communication Services	2.96%
Money Market Fund	0.09%
Total	100.00%

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ousm.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OUSM-053125

ALPS | O'Shares Global Internet Giants ETF	ALPS ETF TRUST
Cboe BZX: OGIG	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS | O'Shares Global Internet Giants ETF (the "Fund" or "OGIG") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ogig. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Global Internet Giants ETF	$25	0.48%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	Since Inception (06/04/2018)
ALPS O'Shares Global Internet Giants ETF - NAV	36.40%	8.32%	10.61%
O'Shares Global Internet Giants Index	37.12%	8.87%	11.19%
NASDAQ 100 Index	16.02%	18.37%	17.97%
Bloomberg US 1000 Index‡	13.46%	15.49%	13.07%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.
WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$153,047,986
Number of Portfolio Holdings	71
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$327,940

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Microsoft Corp.	6.29%
Meta Platforms, Inc.	5.67%
Alphabet, Inc.	5.20%
Amazon.com, Inc.	4.80%
Palantir Technologies, Inc.	3.52%
Netflix, Inc.	2.24%
Duolingo, Inc.	2.23%
Crowdstrike Holdings, Inc.	2.14%
Oracle Corp.	2.12%
AppLovin Corp.	2.10%
Total % of Top 10 Holdings	36.31%
Sector Allocation*

Information Technology	49.90%
Communication Services	24.89%
Consumer Discretionary	18.68%
Industrials	4.40%
Real Estate	1.22%
Health Care	0.89%
Money Market Fund	0.02%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ogig.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OGIG-053125

ALPS | O'Shares Europe Quality Dividend ETF	ALPS ETF TRUST
Cboe BZX: OEUR	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS | O'Shares Europe Quality Dividend ETF (the "Fund" or "OEUR") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/oeur. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Europe Quality Dividend ETF	$26	0.48%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	Since Inception (08/18/2015)
ALPS O'Shares Europe Quality Dividend ETF - NAV	11.25%	11.74%	5.95%
O'Shares Europe Quality Dividend Index*	11.66%	12.29%	6.42%
EURO STOXX 50 Net Return USD Index	15.33%	15.20%	7.44%
Morningstar Europe Index‡	14.15%	12.80%	7.13%

For the most current month end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

*

The O'Shares Europe Quality Dividend Index performance information reflects the blended performance of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index through May 31, 2020 and the O'Shares Europe Quality Dividend Index thereafter.

‡	Broad-based securities market index.
WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$37,410,568
Number of Portfolio Holdings	50
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$85,389

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

SAP SE	5.15%
Nestle SA	4.20%
Roche Holding AG	3.95%
Novartis AG	3.71%
Siemens AG	3.67%
BAE Systems PLC	3.41%
Iberdrola SA	3.27%
Unilever PLC	3.13%
Deutsche Telekom AG	3.06%
RELX PLC	2.94%
Total % of Top 10 Holdings	36.49%
Sector Allocation**

Industrials	29.47%
Consumer Staples	15.04%
Health Care	14.92%
Financials	10.47%
Consumer Discretionary	8.43%
Information Technology	7.52%
Communication Services	7.24%
Utilities	6.58%
Money Market Fund	0.33%
Total	100.00%
Country Exposure**

Great Britain	23.02%
France	18.04%
Switzerland	17.21%
Germany	15.18%
Netherlands	7.60%
Sweden	5.93%
Spain	5.69%
Finland	3.15%
Denmark	2.40%
Ireland	1.45%
United States	0.33%
Total	100.00%

**	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/oeur.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-OEUR-053125

Barron's 400SM ETF	ALPS ETF TRUST
NYSE ARCA: BFOR	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about Barron's 400SM ETF (the "Fund" or "BFOR") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/bfor. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Barron's 400 ETF	$31	0.65%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	10 Year
Barron's 400 ETF - NAV	11.17%	15.06%	9.31%
Barron's 400 IndexSM	11.76%	15.77%	10.00%
Bloomberg US 1000 Index‡	13.46%	15.49%	12.52%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$153,330,063
Number of Portfolio Holdings	398
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$483,533

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Sezzle, Inc.	0.65%
Renasant Corp.	0.48%
Duolingo, Inc.	0.42%
Argan, Inc.	0.41%
Hims & Hers Health, Inc.	0.39%
NRG Energy, Inc.	0.39%
Sterling Infrastructure, Inc.	0.37%
Palantir Technologies, Inc.	0.36%
Frontdoor, Inc.	0.34%
Build-A-Bear Workshop, Inc.	0.34%
Total % of Top 10 Holdings	4.15%
Sector Allocation*

Financials	21.74%
Industrials	21.42%
Information Technology	14.26%
Consumer Discretionary	12.18%
Health Care	9.97%
Consumer Staples	5.50%
Energy	4.47%
Communication Services	4.38%
Materials	3.86%
Utilities	2.00%
Money Market Fund	0.22%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/bfor.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-BFOR-053125

Level Four Large Cap Growth Active ETF	ALPS ETF TRUST
NASDAQ: LGRO	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about Level Four Large Cap Growth Active ETF (the "Fund" or "LGRO") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/lgro. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Level Four Large Cap Growth Active ETF	$25	0.50%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	Since Inception (08/22/2023)
Level Four Large Cap Growth Active ETF - NAV	16.88%	20.79%
Bloomberg US 1000 Growth Index	16.02%	22.63%
Bloomberg US 1000 Index‡	13.46%	19.80%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$95,028,241
Number of Portfolio Holdings	45
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$231,073

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Microsoft Corp.	6.24%
Apple, Inc.	6.18%
Amazon.com, Inc.	5.47%
Alphabet, Inc.	5.45%
NVIDIA Corp.	4.71%
Snowflake, Inc.	4.43%
RH	3.18%
Blackrock, Inc.	3.17%
Meta Platforms, Inc.	3.16%
Uber Technologies, Inc.	3.14%
Total % of Top 10 Holdings	45.13%
Sector Allocation*

Information Technology	42.77%
Consumer Discretionary	16.09%
Communication Services	12.33%
Financials	11.48%
Industrials	7.97%
Health Care	4.56%
Consumer Staples	1.55%
Energy	1.02%
Money Market Fund	2.23%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/lgro.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-LGRO-053125

RiverFront Dynamic Core Income ETF	ALPS ETF TRUST
NYSE ARCA: RFCI	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about RiverFront Dynamic Core Income ETF (the "Fund" or "RFCI") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfci. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Dynamic Core Income ETF	$26	0.51%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	Since Inception (06/13/2016)
RiverFront Dynamic Core Income ETF - NAV	5.72%	0.15%	1.64%
Bloomberg US Aggregate Bond Index‡	5.46%	-0.90%	1.21%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$21,217,997
Number of Portfolio Holdings	46
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$55,788

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2043 4.75%	12.15%
Blue Owl Credit Income Corp. 01/15/2029 7.75%	4.10%
Kinetik Holdings LP 12/15/2028 6.63%	4.06%
U.S. Treasury Bond 11/15/2052 4.00%	3.82%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.53%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.52%
Concentrix Corp. 08/02/2033 6.85%	3.50%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.49%
U.S. Treasury Bond 02/15/2037 4.75%	2.54%
PNC Financial Services Group, Inc. 12/31/9999 5Y US TI + 3.238%	2.51%
Total % of Top 10 Holdings	43.22%
Asset Allocation*

Financials	23.97%
Government	23.25%
Consumer Discretionary	17.15%
Technology	9.82%
Utilities	8.80%
Energy	7.03%
Industrials	6.31%
Health Care	1.41%
Communications	1.24%
Materials	1.02%

*	% of Total Investments.
^	Excludes Money Market Fund.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rfci.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RFCI-053125

RiverFront Dynamic US Dividend Advantage ETF	ALPS ETF TRUST
NYSE ARCA: RFDA	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about RiverFront Dynamic US Dividend Advantage ETF (the "Fund" or "RFDA") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfda. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Dynamic US Dividend Advantage ETF	$25	0.52%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	Since Inception (06/06/2016)
RiverFront Dynamic US Dividend Advantage ETF - NAV	8.51%	14.25%	11.53%
S&P 500® Index‡	13.52%	15.94%	14.12%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$73,917,933
Number of Portfolio Holdings	72
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$198,024

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

NVIDIA Corp.	10.19%
Microsoft Corp.	8.84%
Apple, Inc.	7.35%
Amazon.com, Inc.	4.44%
Perdoceo Education Corp.	3.18%
Alphabet, Inc.	2.39%
International Business Machines Corp.	2.26%
Antero Midstream Corp.	2.11%
Cisco Systems, Inc.	2.00%
Pitney Bowes, Inc.	1.92%
Total % of Top 10 Holdings	44.68%
Asset Allocation*

Information Technology	33.23%
Financials	18.02%
Consumer Discretionary	11.73%
Energy	7.68%
Industrials	7.00%
Real Estate	6.13%
Communication Services	3.84%
Utilities	3.72%
Consumer Staples	2.95%
Materials	2.30%
Health Care	1.48%
Money Market Fund	1.92%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rfda.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RFDA-053125

RiverFront Strategic Income Fund	ALPS ETF TRUST
NYSE ARCA: RIGS	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about RiverFront Strategic Income Fund (the "Fund" or "RIGS") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rigs. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Strategic Income Fund	$23	0.46%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	5 Year	10 Year
RiverFront Strategic Income Fund - NAV	5.67%	2.28%	2.87%
Bloomberg US Aggregate Bond Index‡	5.46%	-0.90%	1.49%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.

WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$88,594,265
Number of Portfolio Holdings	86
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$195,034

WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2052 4.00%	7.05%
U.S. Treasury Bond 02/15/2044 4.50%	5.15%
U.S. Treasury Bond 11/15/2043 4.75%	4.40%
U.S. Treasury Bond 02/15/2037 4.75%	1.94%
U.S. Treasury Bond 05/15/2044 4.63%	1.64%
Concentrix Corp. 08/02/2028 6.60%	1.47%
Textron, Inc. 05/15/2035 5.50%	1.46%
EQT Corp. 04/01/2029 6.38%	1.42%
T-Mobile USA, Inc. 02/01/2028 4.75%	1.41%
U.S. Treasury Note 09/30/2030 4.63%	1.31%
Total % of Top 10 Holdings	27.25%

^	Excludes Money Market Fund
Asset Allocation*

Government	23.80%
Financials	18.25%
Consumer Discretionary	14.63%
Materials	10.06%
Energy	8.23%
Industrials	7.96%
Communications	4.79%
Utilities	3.94%
Health Care	2.86%
Consumer Staples	2.83%
Technology	2.65%

*	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/rigs.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-RIGS-053125

ALPS | Smith Core Plus Bond ETF	ALPS ETF TRUST
NYSE ARCA: SMTH	Semi-Annual Shareholder Report May 31, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Core Plus Bond ETF (the "Fund" or "SMTH") for the period of December 1, 2024 to May 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/smth. You can also request this information by contacting us at 1-866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | Smith Core Plus Bond ETF	$30	0.59%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of May 31, 2025)
	1 Year	Since Inception (12/05/2023)
ALPS | Smith Core Plus Bond ETF - NAV	5.91%	6.04%
Bloomberg US Aggregate Bond Index‡	5.46%	4.29%

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-759-5679.

‡	Broad-based securities market index.
WHAT ARE SOME KEY FUND STATISTICS?
(as of May 31, 2025)
Net Assets	$1,821,227,284
Number of Portfolio Holdings	809
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$4,510,583
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

United States Treasury Inflation Indexed Bonds 01/15/2035 2.13%	6.61%
U.S. Treasury Note 10/31/2029 4.13%	5.09%
U.S. Treasury Bond 08/15/2044 4.13%	4.42%
U.S. Treasury Note 01/31/2030 4.25%	3.32%
U.S. Treasury Bond 02/15/2055 4.63%	3.01%
U.S. Treasury Bond 05/15/2055 4.75%	2.70%
U.S. Treasury Bond 05/15/2035 4.25%	2.67%
U.S. Treasury Note 11/30/2029 4.13%	2.44%
U.S. Treasury Bond 02/15/2045 4.75%	2.26%
U.S. Treasury Note 03/31/2030 4.00%	2.17%
Total % of Top 10 Holdings	34.69%
Sector Allocation*

Government	41.54%
Mortgage Securities	18.52%
Financials	11.67%
Industrials	4.87%
Energy	4.76%
Consumer Discretionary	4.66%
Health Care	4.52%
Consumer Staples	3.14%
Communications	2.24%
Technology	2.19%
Utilities	1.23%
Materials	0.57%
Money Market Fund	0.09%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/smth.

HOUSEHOLDING

The Funds send only one report to a household if more than one account has the same address. If you do not want this policy to apply to you, or if you wish to receive a copy of this document at a new address, contact 1-866-759-5679.

SAR-SMTH-053125

(b)       Not applicable

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable to Registrant.

Item 6.	Schedule of Investments.

(a)       Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)       Not applicable to Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements & Other Information

May 31, 2025

Alerian MLP ETF (NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Alerian MLP ETF
Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Alerian Energy Infrastructure ETF
Schedule of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements and Financial Highlights	11
Additional Information	22
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	24
Proxy Disclosures for Open-End Management Investment Companies	25
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	26
Statement Regarding Basis for Approval of Investment Advisory Contract	27

alpsfunds.com

Alerian MLP ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (104.48%)
Compression (4.03%)
USA Compression Partners LP(a)	16,272,243	$410,060,524

Gathering + Processing (22.16%)
Hess Midstream LP, Class A(a)	26,415,568	977,376,016
Western Midstream Partners LP(a)	34,128,345	1,276,400,103
Total Gathering + Processing		2,253,776,119

Liquefaction (5.17%)
Cheniere Energy Partners LP	9,167,755	525,954,104

Marketing & Distribution (18.07%)
Global Partners LP(a)	5,684,730	298,562,020
Suburban Propane Partners LP(a)	14,392,291	271,150,762
Sunoco LP(a)	23,522,612	1,268,809,691
Total Marketing & Distribution		1,838,522,473

Pipeline Transportation | Natural Gas (25.16%)
Energy Transfer LP	74,256,791	1,298,008,707
Enterprise Products Partners LP	40,922,600	1,261,234,532
Total Pipeline Transportation | Natural Gas		2,559,243,239

Pipeline Transportation | Petroleum (29.89%)
Delek Logistics Partners LP(a)	4,365,086	182,373,293
Genesis Energy LP(a)	24,305,472	383,297,294
MPLX LP	25,775,479	1,314,549,429
Plains All American Pipeline LP(a)	70,110,860	1,159,633,624
Total Pipeline Transportation | Petroleum		3,039,853,640

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $5,363,449,671)		10,627,410,099
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.01%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.24%	837,245	$837,245

TOTAL SHORT TERM INVESTMENTS
(Cost $837,245)			837,245

TOTAL INVESTMENTS (104.49%)
(Cost $5,364,286,916)			$10,628,247,344
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.49%)			(456,673,696)
NET ASSETS - 100.00%			$10,171,573,648

(a)	Affiliated Company. See Note 8 in Notes to Financial Statement.

See Notes to Financial Statements and Financial Highlights.

1 | May 31, 2025

Alerian MLP ETF

Statement of Assets and Liabilities	May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$4,400,584,017
Investments in affiliates, at value	6,227,663,327
Receivable for investments sold	2,456,987
Total Assets	10,630,704,331

LIABILITIES:
Payable for shares redeemed	2,390,697
Deferred tax liability (Note 2)	449,486,942
Payable to adviser	7,253,044
Total Liabilities	459,130,683
NET ASSETS	$10,171,573,648

NET ASSETS CONSIST OF:
Paid-in capital	$10,352,750,325
Distributable earnings/(accumulated losses)	(181,176,677)
NET ASSETS	$10,171,573,648

INVESTMENTS, AT COST	$1,494,991,588
INVESTMENTS IN AFFILIATES, AT COST	3,869,295,328

PRICING OF SHARES
Net Assets	$10,171,573,648
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	212,732,420
Net Asset Value, offering and redemption price per share	$47.81

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2025

Alerian MLP ETF

Statement of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Distributions from master limited partnerships	$394,345,877 (a)
Dividends	225,372
Less return of capital distributions	(379,071,080)
Total Investment Income	15,500,169

EXPENSES:
Investment adviser fee	42,730,722
Total Expenses	42,730,722
NET INVESTMENT LOSS, BEFORE INCOME TAXES	(27,230,553)
Current income tax benefit/(expense)	6,248,216
NET INVESTMENT LOSS	(20,982,337)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments, before income taxes	53,284,876
Net realized gain on affiliated investments, before income taxes	416,260,811
Current income tax benefit/(expense)	(107,764,494)
Net realized gain	361,781,193
Net change in unrealized depreciation on investments, before income taxes	(267,047,016)
Net change in unrealized depreciation on affiliated investments, before income taxes	(595,389,421)
Deferred income tax benefit/(expense)	197,915,675
Net change in unrealized depreciation	(664,520,762)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(302,739,569)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(323,721,906)

(a)	Includes return of capital distributions and dividend income from affiliated investments in the amount of $238,266,162 and $15,274,797, respectively.

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2025

Alerian MLP ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment loss	$(20,982,337)	$(44,219,440)
Net realized gain	361,781,193	74,296,129
Net change in unrealized appreciation/(depreciation)	(664,520,762)	1,973,436,066
Net increase/(decrease) in net assets resulting from operations	(323,721,906)	2,003,512,755

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(404,397,969)	(647,326,416)
From tax return of capital	–	(35,219,362)
Total distributions	(404,397,969)	(682,545,778)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,155,347,038	2,517,052,803
Cost of shares redeemed	(486,194,747)	(1,107,287,794)
Net increase from share transactions	669,152,291	1,409,765,009

Net increase/(decrease) in net assets	(58,967,584)	2,730,731,986

NET ASSETS:
Beginning of period	10,230,541,232	7,499,809,246
End of period	$10,171,573,648	$10,230,541,232

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	199,607,420	169,807,420
Shares sold	22,950,000	53,700,000
Shares redeemed	(9,825,000)	(23,900,000)
Shares outstanding, end of period	212,732,420	199,607,420

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2025

Alerian MLP ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$51.25		$44.17	$40.01	$31.63	$25.02	$39.15

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.10)		(0.24)	(0.24)	(0.28)	(0.27)	(0.24)
Net realized and unrealized gain/(loss) on investments	(1.39)		11.03	7.74	11.59	9.68	(10.73)
Total from investment operations	(1.49)		10.79	7.50	11.31	9.41	(10.97)

DISTRIBUTIONS:
From net investment income	(1.95)		(3.52)	(3.34)	–	–	–
From tax return of capital	–		(0.19)	–	(2.93)	(2.80)	(3.16)
Total distributions	(1.95)		(3.71)	(3.34)	(2.93)	(2.80)	(3.16)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.44)		7.08	4.16	8.38	6.61	(14.13)
NET ASSET VALUE, END OF PERIOD	$47.81		$51.25	$44.17	$40.01	$31.63	$25.02
TOTAL RETURN(c)	(3.08)%		25.74%	19.82%	36.31%	37.97%	(28.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$10,171,574		$10,230,541	$7,499,809	$6,679,200	$4,980,175	$3,880,137

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense)	0.84	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (including current and deferred tax expenses/benefits)(e)	0.72	%(d)	0.72%	0.79%	0.74%	0.85%	0.85%
Expenses (including net current and deferred tax expenses/benefits)(f)	(1.05	)%(d)	6.39%	2.67%	5.03%	0.87%	0.90%
Net investment loss (excluding deferred tax expenses/benefits and franchise tax expense)	(0.84	)%(d)	(0.65)%	(0.65)%	(0.85)%	(0.85)%	(0.85)%
Net investment loss (including deferred tax expenses/benefits)(e)	(0.41	)%(d)	(0.53)%	(0.59)%	(0.74)%	(0.85)%	(0.85)%
PORTFOLIO TURNOVER RATE(g)	12%		18%	40%	26%	20%	23%

(a)	On May 18, 2020, the Alerian MLP ETF underwent a one for five reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this reverse split.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Includes amount of current and deferred tax benefit associated with net investment income/(loss).

(f)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.

(g)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2025

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (29.67%)
Gathering + Processing (4.87%)
Keyera Corp.	475,570	$14,495,641

Pipeline Transportation | Natural Gas (5.44%)
TC Energy Corp.	319,154	16,172,237

Pipeline Transportation | Petroleum (17.25%)
Enbridge, Inc.(a)	522,001	24,294,243
Pembina Pipeline Corp.	386,491	14,484,083
South Bow Corp.	483,730	12,537,819
Total Pipeline Transportation | Petroleum		51,316,145

Storage (2.11%)
Gibson Energy, Inc.(a)	379,909	6,272,990

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $80,202,580)		88,257,013

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (27.24%)
Gathering + Processing (4.90%)
Aris Water Solutions, Inc.	51,362	1,132,019
Summit Midstream Corp.(a)(b)	22,938	576,661
Targa Resources Corp.	81,336	12,845,394
Total Gathering + Processing		14,554,074

Liquefaction (6.24%)
Cheniere Energy, Inc.	70,216	16,640,490
NextDecade Corp.(a)(b)	232,939	1,928,735
Total Liquefaction		18,569,225

Pipeline Transportation | Natural Gas (16.10%)
DT Midstream, Inc.	159,184	16,672,932
Kinder Morgan, Inc.	520,026	14,581,529
Kinetik Holdings, Inc.	85,227	3,796,011
ONEOK, Inc.	158,955	12,849,922
Total Pipeline Transportation | Natural Gas		47,900,394

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $57,088,643)		81,023,693

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (27.27%)
Gathering + Processing (5.71%)
Delek Logistics Partners LP	14,759	616,631
Hess Midstream LP, Class A	268,865	9,948,005
Western Midstream Partners LP	171,490	6,413,726
Total Gathering + Processing		16,978,362
Security Description	Shares	Value
Pipeline Transportation | Natural Gas (16.25%)
Energy Transfer LP	1,533,146	$26,799,392
Enterprise Products Partners LP	699,284	21,551,933
Total Pipeline Transportation | Natural Gas		48,351,325

Pipeline Transportation | Petroleum (5.31%)
Genesis Energy LP	84,136	1,326,825
MPLX LP	283,796	14,473,596
Total Pipeline Transportation | Petroleum		15,800,421

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $71,848,432)		81,130,108

Security Description	Shares	Value
U.S. GENERAL PARTNERS (15.68%)
Gathering + Processing (11.44%)
Antero Midstream Corp.	777,476	14,600,999
The Williams Cos., Inc.	321,107	19,430,185
Total Gathering + Processing		34,031,184

Pipeline Transportation | Petroleum (4.24%)
Plains GP Holdings LP, Class A	716,736	12,614,554

TOTAL U.S. GENERAL PARTNERS
(Cost $33,249,293)		46,645,738

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.19%)
Investments Purchased with Collateral from Securities Loaned (0.19%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $571,113)		571,113	571,113

TOTAL SHORT TERM INVESTMENTS
(Cost $571,113)			571,113

TOTAL INVESTMENTS (100.05%)
(Cost $242,960,061)			$297,627,665
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.05%)			(144,177)
NET ASSETS - 100.00%			$297,483,488

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $4,414,404.
(b)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2025

Alerian Energy Infrastructure ETF

Statement of Assets and Liabilities	May 31, 2025 (Unaudited)

ASSETS:
Investments, at value*	$297,627,665
Foreign currency, at value (Cost $157,952)	158,942
Receivable for investments sold	1,995,973
Dividends receivable	300,776
Total Assets	300,083,356

LIABILITIES:
Payable for investments purchased	1,815,525
Payable to adviser	86,860
Payable to custodian for overdraft	126,370
Payable for collateral upon return of securities loaned	571,113
Total Liabilities	2,599,868
NET ASSETS	$297,483,488

NET ASSETS CONSIST OF:
Paid-in capital	$235,473,254
Distributable earnings	62,010,234
NET ASSETS	$297,483,488

INVESTMENTS, AT COST	$242,960,061

PRICING OF SHARES
Net Assets	$297,483,488
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	9,500,000
Net Asset Value, offering and redemption price per share	$31.31

*	Includes $4,414,404 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

7 | May 31, 2025

Alerian Energy Infrastructure ETF

Statement of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend Income*	$7,089,312
Securities lending income	5,435
Total Investment Income	7,094,747

EXPENSES:
Investment adviser fees	482,541
Total expenses	482,541
NET INVESTMENT INCOME	6,612,206

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	6,009,252
Net realized loss on foreign currency transactions	(3,458)
Net realized gain	6,005,794
Net change in unrealized depreciation on investments	(20,702,975)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	4,719
Net change in unrealized depreciation	(20,698,256)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(14,692,462)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,080,256)
* Net of foreign tax withholding.	$333,151

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

8 | May 31, 2025

Alerian Energy Infrastructure ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$6,612,206	$7,017,638
Net realized gain	6,005,794	2,379,363
Net change in unrealized appreciation/(depreciation)	(20,698,256)	60,655,556
Net increase/(decrease) in net assets resulting from operations	(8,080,256)	70,052,557

DISTRIBUTIONS:
From distributable earnings	(6,663,411)	(4,193,460)
From tax return of capital	–	(4,060,038)
Total distributions	(6,663,411)	(8,253,498)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	93,452,435	46,196,532
Cost of shares redeemed	(16,765,917)	(4,729,155)
Net increase from share transactions	76,686,518	41,467,377
Net increase in net assets	61,942,851	103,266,436

NET ASSETS:
Beginning of period	235,540,637	132,274,201
End of period	$297,483,488	$235,540,637

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	7,125,000	5,700,000
Shares sold	2,900,000	1,625,000
Shares redeemed	(525,000)	(200,000)
Shares outstanding, end of period	9,500,000	7,125,000

See Notes to Financial Statements and Financial Highlights.

9 | May 31, 2025

Alerian Energy Infrastructure ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021		For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$33.06		$23.21	$22.64	$18.59	$14.51		$19.19

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.76		1.18	0.97	0.61	1.08		0.90
Net realized and unrealized gain/(loss) on investments	(1.78)		10.04	0.86	4.57	4.49		(4.50)
Total from investment operations	(1.02)		11.22	1.83	5.18	5.57		(3.60)

DISTRIBUTIONS:
From net investment income	(0.73)		(0.70)	(0.33)	(0.21)	(0.74)		(0.45)
Tax return of capital	–		(0.67)	(0.93)	(0.92)	(0.75)		(0.63)
Total distributions	(0.73)		(1.37)	(1.26)	(1.13)	(1.49)		(1.08)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.75)		9.85	0.57	4.05	4.08		(4.68)
NET ASSET VALUE, END OF PERIOD	$31.31		$33.06	$23.21	$22.64	$18.59		$14.51
TOTAL RETURN(b)	(3.11)%		50.02%	8.63%	28.21%	38.93%		(18.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$297,483		$235,541	$132,274	$142,086	$59,487		$36,988
Ratio of expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.51	%(d)	0.65%
Ratio of net investment income to average net assets	4.80	%(c)	4.50%	4.46%	2.84%	5.84%		5.91%
PORTFOLIO TURNOVER RATE(e)	11%		33%	28%	26%	34%		34%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Effective July 1, 2021, the Fund's Advisory Fee changed from 0.65% to 0.35%.

(e)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

10 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index. The investment advisor uses a “passive management” or indexing investment approach to try to achieve each Fund’s investment objective. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”), in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

11 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

12 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2025:

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$10,627,410,099	$–	$–	$10,627,410,099
Short Term Investments	837,245	–	–	837,245
Total	$10,628,247,344	$–	$–	$10,628,247,344

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$88,257,013	$–	$–	$88,257,013
U.S. Energy Infrastructure Companies*	81,023,693	–	–	81,023,693
U.S. Energy Infrastructure MLPs*	81,130,108	–	–	81,130,108
U.S. General Partners*	46,645,738	–	–	46,645,738
Short Term Investments	571,113	–	–	571,113
Total	$297,627,665	$–	$–	$297,627,665

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2025.

C. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders

Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Alerian Energy Infrastructure ETF, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

The Funds each expect a portion of its distributions to shareholders might be comprised of tax deferred return of capital. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

13 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund's after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of Underlying Index are closely related.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. A portion of any gain or loss recognized by the Fund on a sale of an MLP equity security (or by an MLP on a sale of an underlying asset) may be separately computed and treated as ordinary income or loss under the Code to the extent attributable to assets of the MLP that give rise to depreciation recapture, intangible drilling and development cost recapture, or other "unrealized receivables" or "inventory items" under the Code. Any such gain may exceed net taxable gain realized on the sale and will be recognized even if there is a net taxable loss on the sale. The Fund's net capital losses may only be used to offset capital gains and therefore cannot be used to offset gains that are treated as ordinary income. Thus, the Fund could recognize both gain that is treated as ordinary income and a capital loss on a sale of an MLP equity security (or on an MLP's sale of an underlying asset) and would not be able to use the capital loss to offset that gain. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available and may consider, among other matters, the duration of statutory carryforward periods, shareholder transactions, underlying index constituent changes and market conditions. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

Alerian MLP ETF	Period ended May 31, 2025
	Current	Deferred	Total
Federal	$3,778,849	$(95,421,553)	$(91,642,704)
State	–	(4,756,693)	(4,756,693)
Valuation Allowance	–	–	–
Total tax expense/(benefit)	$3,778,849	$(100,178,246)	$(96,399,397)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

14 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF	As of May 31, 2025	As of November 30, 2024
Deferred tax assets:
Capital loss carryforward	$449,899,161	$443,596,517
Net operating loss carryforward	23,295,532	23,290,244
Income recognized from MLP investments	1,776,003,505	1,874,687,034
Other deferred tax assets	13,423,012	13,488,405
Alternative Minimum Tax	27,417,818	83,538,587
Valuation allowance	(12,890,314)	(12,890,314)
Less Deferred tax liabilities:
Net unrealized gain on investment securities	(2,726,635,656)	(2,975,307,956)
Other deferred tax liabilities	–	(67,705)
Net Deferred Tax Asset/(Liability)	$(449,486,942)	$(549,665,188)

Due to the activities of the MLPs that the Fund is invested in, the Fund is required to pay franchise tax in certain states. Generally, franchise tax expense is a tax on equity of a corporation, or base minimum fees, imposed by various jurisdictions. The amounts of the tax are estimated throughout the year based upon the Fund's estimate of underlying activities conducted in the states and reconciled to actual amounts paid upon the filing of the tax returns for the states. These taxes are paid as either estimated tax payments, extension payments, or with the tax return filings of the various states.

The capital loss carryforward is available to offset future taxable income. The capital loss can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2025. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
Federal	11/30/2020	$516,043,002	11/30/2025
Federal	11/30/2021	673,784,686	11/30/2026
Federal	11/30/2022	818,305,027	11/30/2027
Total		$2,008,132,715

The net operating loss carryforward is available to offset future taxable income. The Fund has no net operating loss carryforwards for federal income tax purposes and has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
State	11/30/2012	$346,810	Varies by State
State	11/30/2013	1,498,152	Varies by State
State	11/30/2014	476,877	Varies by State
State	11/30/2015	2,976,169	Varies by State
State	11/30/2016	5,570,406	Varies by State
State	11/30/2017	4,623,336	Varies by State
State	11/30/2018	1,664,819	Varies by State
State	11/30/2019	1,479,392	Varies by State
State	11/30/2020	1,665,387	Varies by State
State	11/30/2021	2,419,366	Varies by State
State	11/30/2022	362,172	Varies by State
State	11/30/2023	212,646	Varies by State
Total		$23,295,532

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years.

15 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund's net operating losses in certain states. The Fund will continue to assess the need for a valuation allowance in the future.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2025
Income tax expense at statutory rate	$(88,225,475)
State income taxes (net of federal benefit)	(4,579,322)
Permanent differences, net	(3,594,600)
Effect of tax rate change (state level)	–
Valuation allowance	–
Net income tax expense	$(96,399,397)

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended May 31, 2025, the Fund paid no penalties and interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. Tax periods ended November 30, 2021 through November 30, 2023 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Under the Inflation Reduction Act of 2022, a 15% corporate alternative minimum tax on adjusted financial statement income is applicable to corporate entities with average annual adjusted financial statement income in excess of $1 billion for a three-taxable-year period. This corporate alternative minimum tax applies to the Fund for the current taxable year, the additional tax liability of approximately $13.7 million is the excess of the Fund’s corporate alternative minimum tax over regular income tax imposed for the year. The impact to current tax expense and amounts payable result in an offsetting deferred tax benefit, subject to realization.

A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023 in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is one percent (1%) of the fair market value of Fund share redemptions (in excess of $1 million of fair market value) less the fair market value of Fund share issuances annually on a taxable year basis. For the six months ended May 31, 2025, the Fund had no excise tax accrued.

Alerian Energy Infrastructure ETF

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2025, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. The Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

16 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The tax character of the distributions paid during the fiscal year ended November 30, 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2024
Alerian Energy Infrastructure ETF	$4,193,460	$–	$4,060,038

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2024, the following amounts are available as carry forwards to the next tax year:

	Short-Term	Long-Term
Alerian Energy Infrastructure ETF	$–	$812,221

As of May 31, 2025, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Alerian MLP ETF	Alerian Energy Infrastructure ETF
Cost of investments for income tax purposes	$6,385,722,084	$239,511,155
Gross appreciation (excess of value over tax cost)	$4,313,275,142	$63,317,698
Gross depreciation (excess of tax cost over value)	(70,749,882)	(5,201,188)
Net unrealized appreciation/(depreciation)	$4,242,525,260	$58,116,510

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Funds’ investments in master limited partnerships, and wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

G. Lending of Portfolio Securities

The Alerian Energy Infrastructure ETF has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund's Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund's Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$4,414,404	$571,113	$3,992,154	$4,563,267

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

17 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2025:

Alerian Energy Infrastructure ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$571,113	$–	$–	$–	$571,113
Total Borrowings					571,113
Gross amount of recognized liabilities for securities lending (collateral received)					$571,113

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund		Advisory Fee
Alerian MLP ETF	0.85%	Average net assets up to and including $7 billion
	0.825%	Average net assets greater than $7 billion up to and including $8.5 billion
	0.80%	Average net assets greater than $8.5 billion up to and including $10.5 billion
	0.75%	Average net assets greater than $10.5 billion up to and including $12.5 billion
	0.70%	Average net assets greater than $12.5 billion up to and including $14.5 billion
	0.65%	Average net assets greater than $14.5 billion up to and including $16.5 billion
	0.60%	Average net assets greater than $16.5 billion up to and including $18.5 billion
	0.55%	Average net assets greater than $18.5 billion up to and including $20.5 billion
	0.50%	Average net assets greater than $20.5 billion up to and including $22.5 billion
	0.45%	Average net assets greater than $22.5 billion up to and including $25 billion
	0.40%	Average net assets greater than $25 billion

Fund		Advisory Fee
Alerian Energy Infrastructure ETF	0.35%

Out of the unitary management fees, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

18 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$1,335,550,014	$1,880,486,369
Alerian Energy Infrastructure ETF	31,456,198	31,672,047

For the six month ended ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$1,054,098,828	$–
Alerian Energy Infrastructure ETF	93,410,823	16,769,613

For the six months ended May 31, 2025, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
Alerian Energy Infrastructure ETF	$6,929,424

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is distributed to both common and subordinated units and generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

19 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

7. RELATED PARTY TRANSACTIONS

The Funds engaged in cross trades between other funds in the Trust, or other funds to which the Adviser provides advisory services, during the six months ended May 31, 2025 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2025, were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Alerian MLP ETF	$708,624	$–	$–
Alerian Energy Infrastructure ETF	11,383	1,614,178	(157,481)

8. AFFILIATED COMPANIES

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the six months ended May 31, 2025, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance as of May 31, 2025	Market Value as of November 30, 2024	Purchases	Purchases In-Kind	Sales	Market Value as of May 31, 2025	Dividends*	Change in Unrealized Appreciation / (Depreciation)	Realized Gain/(Loss)
Delek Logistics Partners LP**	4,365,086	$96,286,255	$76,037,888	$14,830,235	$(7,399,227)	$182,373,293	$–	$12,240,662	$(912,810)
EnLink Midstream LLC	–	788,331,984	307,162	23,742,577	(718,492,675)	–	–	(526,595,590)	432,706,543
Genesis Energy LP	24,305,472	242,958,928	38,372,087	27,509,076	(13,383,237)	383,297,294	–	97,076,144	(1,614,970)
Global Partners LP	5,684,730	276,662,128	28,651,458	27,189,648	(13,147,935)	298,562,020	–	(11,509,301)	(1,111,530)
Hess Midstream LP, Class A	26,415,568	652,095,499	328,855,318	85,979,785	(42,206,020)	977,376,016	15,274,797	(26,347,402)	(2,651,762)
Plains All American Pipeline LP	70,110,860	1,251,024,723	133,794,709	129,041,684	(204,666,755)	1,159,633,624	–	(91,201,983)	(3,623,731)
Suburban Propane Partners LP	14,392,291	237,557,257	36,850,872	25,660,566	(12,509,662)	271,150,762	–	(6,840,452)	(670,589)
Sunoco LP	23,522,612	1,152,052,693	117,974,429	120,347,579	(60,129,395)	1,268,809,691	–	(18,363,964)	(2,325,459)
USA Compression Partners LP	16,272,243	320,598,737	59,370,561	36,749,010	(17,837,075)	410,060,524	–	28,297,195	(1,553,894)
Western Midstream Partners LP	34,128,345	1,222,175,509	136,995,702	127,079,523	(95,528,298)	1,276,400,103	–	(52,144,730)	(1,980,987)
						$6,227,663,327	$15,274,797	$(595,389,421)	$416,260,811

*	100% of the income received was estimated as Return of Capital.

**	Not an Affiliated Investment as of November 30, 2024.

9. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

20 | May 31, 2025

Alerian Exchange Traded Funds

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

10. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

21 | May 31, 2025

Alerian Exchange Traded Funds

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Funds report the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction
Alerian MLP ETF	100.00%	100.00%
Alerian Energy Infrastructure ETF	97.37%	13.46%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

LICENSING AGREEMENTS

Alerian (the “Licensor”) has entered into an index licensing agreement with the Adviser with respect to each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF, to allow the Adviser’s use of AMZI and AMEI. The following disclosure relates to the Licensor:

VettaFi is the designer of the construction and methodology for the Underlying Index. “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Midstream Energy Select Index,” “Alerian MLP Index,” “Alerian Index Series,” “AMZI,” “AMEI,” and “AMZ” are service marks or trademarks of VettaFi. VettaFi acts as brand licensor for each Underlying Index. VettaFi is not responsible for the descriptions of either Underlying Index or the Funds that appear herein. VettaFi is not affiliated with the Trust, the Adviser or the Distributor.

Neither Fund is issued, sponsored, endorsed, sold or promoted by VettaFi (“Licensor”) or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Alerian MLP Infrastructure Index or the Alerian Midstream Energy Select Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of either Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of either Fund or in the determination or calculation of the NAV of the relevant Fund. Alerian MLP Infrastructure Index, Alerian MLP Infrastructure Total Return Index, AMZI, AMZIX, Alerian Midstream Energy Select Index, Alerian Midstream Energy Select Total Return Index, Alerian MLP Index, AMEI, AMEIX, AMNA and AMZ are trademarks of VettaFi and their general use is granted under a license from VettaFi.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF EACH INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO EACH INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF EITHER FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EACH INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. The Adviser makes no warranty, express or implied, as to results to be obtained by either Fund, owners of the Shares of the relevant Fund or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index, even if notified of the possibility of such damages.

22 | May 31, 2025

Alerian Exchange Traded Funds

Additional Information	May 31, 2025 (Unaudited)

Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider or its agents to the Underlying Index may increase the costs to and the tracking error risk of the Fund.

23 | May 31, 2025

Alerian Exchange Traded Funds

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

24 | May 31, 2025

Alerian Exchange Traded Funds

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

25 | May 31, 2025

Alerian Exchange Traded Funds

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended May 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee (1)	$40,000	$–	$40,000
Edmund J. Burke, Trustee	86,500	–	86,500
Jeremy W. Deems, Trustee	88,500	–	88,500
Rick A. Pederson, Trustee	92,500	–	92,500
Joseph F. Keenan, Trustee	82,500	–	82,500
Susan K. Wold, Trustee	82,500	–	82,500
Laton Spahr, President and Trustee*	–	–	–
Total	$472,500	$–	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.

*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds' unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

26 | May 31, 2025

Alerian Exchange Traded Funds

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

27 | May 31, 2025

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

May 31, 2025

ALPS Active Equity Opportunity ETF

(NYSE ARCA: RFFC)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements and Financial Highlights	7
Additional Information	13
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	14
Proxy Disclosures for Open-End Management Investment Companies	15
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	16
Statement Regarding Basis for Approval of Investment Advisory Contract	17

alpsfunds.com

ALPS Active Equity Opportunity ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.73%)
Communication Services (9.16%)
Alphabet, Inc., Class A	3,999	$686,788
AT&T, Inc.	10,507	292,095
Meta Platforms, Inc., Class A	1,105	715,476
Walt Disney Co.	2,545	287,687
Total Communication Services		1,982,046

Consumer Discretionary (12.16%)
Amazon.com, Inc.(a)	4,492	920,905
Lowe's Cos., Inc.	1,195	269,747
Marriott International, Inc., Class A	848	223,728
McDonald's Corp.	1,068	335,192
O'Reilly Automotive, Inc.(a)	217	296,748
Tesla, Inc.(a)	966	334,680
Volkswagen AG, ADR	22,839	250,087
Total Consumer Discretionary		2,631,087

Consumer Staples (3.48%)
Costco Wholesale Corp.	334	347,420
Walmart, Inc.	4,115	406,233
Total Consumer Staples		753,653

Energy (4.62%)
Baker Hughes Co.	4,919	182,249
ConocoPhillips	4,770	407,120
Enbridge, Inc.(b)	8,826	410,232
Total Energy		999,601

Financials (15.41%)
American Express Co.	1,779	523,115
Aon PLC, Class A	818	304,361
Goldman Sachs Group, Inc.	648	389,092
Intercontinental Exchange, Inc.	2,033	365,533
JPMorgan Chase & Co.	2,245	592,680
Mastercard, Inc., Class A	850	497,760
S&P Global, Inc.	623	319,512
Wells Fargo & Co.	4,573	341,969
Total Financials		3,334,022

Health Care (8.49%)
Boston Scientific Corp.(a)	2,536	266,939
Gilead Sciences, Inc.	1,470	161,818
HCA Healthcare, Inc.	711	271,168
IQVIA Holdings, Inc.(a)	1,096	153,802
Johnson & Johnson	1,840	285,586
Thermo Fisher Scientific, Inc.	702	282,780
Vertex Pharmaceuticals, Inc.(a)	942	416,411
Total Health Care		1,838,504

Industrials (9.61%)
Caterpillar, Inc.	1,053	366,476
Deere & Co.	628	317,931
Old Dominion Freight Line, Inc.	1,538	246,342
RTX Corp.	2,005	273,642
Schneider Electric SE, ADR	5,303	265,945
Trane Technologies PLC	595	256,011
Waste Management, Inc.	1,470	354,226
Total Industrials		2,080,573

Information Technology (24.48%)
Amphenol Corp., Class A	3,898	350,547
Apple, Inc.	2,780	558,363
Atlassian Corp., Class A(a)	1,126	233,791
Fortinet, Inc.(a)	2,888	293,941
International Business Machines Corp.	1,312	339,887
Lam Research Corp.	2,178	175,961
Microsoft Corp.	1,757	808,852
Motorola Solutions, Inc.	642	266,674
NVIDIA Corp.	5,748	776,727
Salesforce.com, Inc.	833	221,053
ServiceNow, Inc.(a)	217	219,407
Synopsys, Inc.(a)	417	193,480
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,229	624,230
TE Connectivity PLC	1,467	234,823
Total Information Technology		5,297,736

Materials (2.17%)
Freeport-McMoRan, Inc.	4,597	176,892
Linde PLC	627	293,173
Total Materials		470,065

Real Estate (2.43%)
Equity LifeStyle Properties, Inc.	4,058	257,966
Welltower, Inc.	1,730	266,905
Total Real Estate		524,871

Utilities (4.72%)
Duke Energy Corp.	2,238	263,457
NRG Energy, Inc.	2,733	426,075
PPL Corp.	9,563	332,314
Total Utilities		1,021,846

TOTAL COMMON STOCKS
(Cost $18,436,130)		20,934,004

1 | May 31, 2025

ALPS Active Equity Opportunity ETF

Schedule of Investments (Continued)	May 31, 2025 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.80%)
Money Market Fund (4.08%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $882,284)	4.24%	882,284	$882,284

Investments Purchased with Collateral from Securities Loaned (1.72%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $373,321)		373,321	373,321

TOTAL SHORT TERM INVESTMENTS
(Cost $1,255,605)			1,255,605

TOTAL INVESTMENTS (102.53%)
(Cost $19,691,735)			$22,189,609
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.53%)			(547,661)
NET ASSETS - 100.00%			$21,641,948

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $369,191.

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2025

ALPS Active Equity Opportunity ETF

Statement of Assets and Liabilities	May 31, 2025 (Unaudited)

ASSETS:
Investments, at value(a)	$22,189,609
Receivable for investments sold	294,693
Dividends receivable	46,291
Total Assets	22,530,593

LIABILITIES:
Payable for investments purchased	506,249
Payable to adviser	9,075
Payable for collateral upon return of securities loaned	373,321
Total Liabilities	888,645
NET ASSETS	$21,641,948

NET ASSETS CONSIST OF:
Paid-in capital	$38,736,194
Total distributable earnings/(accumulated losses)	(17,094,246)
NET ASSETS	$21,641,948

INVESTMENTS, AT COST	$19,691,735

PRICING OF SHARES
Net Assets	$21,641,948
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	375,002
Net Asset Value, offering and redemption price per share	$57.71

(a)	Includes $369,191 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2025

ALPS Active Equity Opportunity ETF

Statement of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend Income*	$206,909
Securities lending income	1,489
Total investment income	208,398

EXPENSES:
Investment adviser fees	61,574
Net expenses	61,574
NET INVESTMENT INCOME	146,824

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	2,389,294
Net realized loss on foreign currency transactions	(107)
Total Net realized gain	2,389,187
Net change in unrealized depreciation on investments	(4,696,636)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	60
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,307,389)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,160,565)

*	Net of foreign tax withholding of $4,755.
(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2025

ALPS Active Equity Opportunity ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$146,824	$241,344
Net realized gain	2,389,187	2,089,418
Net change in unrealized appreciation/(depreciation)	(4,696,576)	4,576,189
Net increase/(decrease) in net assets resulting from operations	(2,160,565)	6,906,951

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(111,387)	(217,594)
Total distributions	(111,387)	(217,594)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,050,390	–
Cost of shares redeemed	(13,272,251)	(6,333,452)
Net decrease from capital share transactions	(221,861)	(6,333,452)
Net increase/(decrease) in net assets	(2,493,813)	355,905

NET ASSETS:
Beginning of period	24,135,761	23,779,856
End of period	$21,641,948	$24,135,761

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	400,002	525,002
Shares sold	225,000	–
Shares redeemed	(250,000)	(125,000)
Shares outstanding, end of period	375,002	400,002

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2025

ALPS Active Equity Opportunity ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$60.34		$45.29	$42.66		$45.99	$37.58	$34.70

INCOME FROM OPERATIONS:
Net investment income(a)	0.33		0.54	0.66		0.48	0.42	0.45
Net realized and unrealized gain/(loss)	(2.74)		15.02	2.62		(3.23)	8.43	2.87 (b)
Total from investment operations	(2.41)		15.56	3.28		(2.75)	8.85	3.32

DISTRIBUTIONS:
From net investment income	(0.22)		(0.51)	(0.65)		(0.57)	(0.44)	(0.44)
From tax return of capital	–		–	–		(0.01)	–	–
Total distributions	(0.22)		(0.51)	(0.65)		(0.58)	(0.44)	(0.44)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.63)		15.05	2.63		(3.33)	8.41	2.88
NET ASSET VALUE, END OF PERIOD	$57.71		$60.34	$45.29		$42.66	$45.99	$37.58
TOTAL RETURN(c)	(3.99)%		34.50%	7.81%		(5.98)%	23.65%	9.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$21,642		$24,136	$23,780		$28,799	$51,735	$71,400

Ratio of expenses to average net assets	0.48	%(d)	0.48%	0.50	%(e)	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	1.14	%(d)	1.01%	1.55%		1.10%	0.97%	1.34%
Portfolio turnover rate(f)	30%		33%	129%		113%	5%	99%

(a)	Based on average shares outstanding during the period.
(b)	Net realized and unrealized gain on investments per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statements of Operations for the period(s) presented, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Effective June 1, 2023, the investment adviser fee changed from 0.52% to 0.48%.
(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2025

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Active Equity Opportunity ETF (the “Fund”).

The investment objective of the Fund is to seek to provide capital appreciation. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

7 | May 31, 2025

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

ALPS Active Equity Opportunity ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$20,934,004	$–	$–	$20,934,004
Short Term Investments	1,255,605	–	–	1,255,605
Total	$22,189,609	$–	$–	$22,189,609

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended May 31, 2025.

8 | May 31, 2025

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of the distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2024
ALPS Active Equity Opportunity ETF	$217,594	$–	$–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Active Equity Opportunity ETF	$13,369,543	$8,659,220

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	ALPS Active Equity Opportunity ETF
Gross appreciation (excess of value over tax cost)	$2,961,077
Gross depreciation (excess of tax cost over value)	(506,827)
Net appreciation/(depreciation) of foreign currency	–
Net unrealized appreciation/(depreciation)	2,454,250
Cost of investments for income tax purposes	$19,735,359

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

9 | May 31, 2025

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

As of and during the six months ended May 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. The Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Active Equity Opportunity ETF	$369,191	$373,321	$–	$373,321

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2025:

ALPS Active Equity Opportunity	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$373,321	$–	$–	$–	$373,321
Total Borrowings					373,321
Gross amount of recognized liabilities for securities lending (collateral received)					$373,321

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.48% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund's expenses and to compensate the Adviser for providing services for the Fund.

10 | May 31, 2025

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
ALPS Active Equity Opportunity ETF	$7,107,087	$7,214,216

For the six months ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Active Equity Opportunity ETF	$12,695,580	$12,658,553

For the six months ended May 31, 2025, the Fund had in-kind net realized gain of $2,926,503.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

11 | May 31, 2025

ALPS Active Equity Opportunity ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

12 | May 31, 2025

ALPS Active Equity Opportunity ETF

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Active Equity Opportunity ETF	100.00%	86.44%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

13 | May 31, 2025

ALPS Active Equity Opportunity ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

14 | May 31, 2025

ALPS Active Equity Opportunity ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

15 | May 31, 2025

ALPS Active Equity Opportunity ETF

Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee (1)	$40,000	$–	$40,000
Edmund J. Burke, Trustee	86,500	–	86,500
Jeremy W. Deems, Trustee	88,500	–	88,500
Rick A. Pederson, Trustee	92,500	–	92,500
Joseph F. Keenan, Trustee	82,500	–	82,500
Susan K. Wold, Trustee	82,500	–	82,500
Laton Spahr, President and Trustee*	–	–	–
Total	$472,500	$–	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.
*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds’ unitary fee arrangements, the Funds does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

16 | May 31, 2025

ALPS Active Equity Opportunity ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

17 | May 31, 2025

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

May 31, 2025

ALPS Active REIT ETF (NASDAQ: REIT)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements and Financial Highlights	6
Additional Information	12
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	13
Proxy Disclosures for Open-End Management Investment Companies	14
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	15
Statement Regarding Basis for Approval of Investment Advisory Contract	16

alpsfunds.com

ALPS Active REIT ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.61%)
Data Center REITs (13.91%)
Digital Realty Trust, Inc.	11,968	$2,052,751
Equinix, Inc.	4,519	4,016,577
Total Data Center REITs		6,069,328

Diversified REITs (2.73%)
Essential Properties Realty Trust, Inc.	36,608	1,189,760

Health Care REITs (13.73%)
Omega Healthcare Investors, Inc.	25,009	925,333
Ventas, Inc.	28,360	1,822,981
Welltower, Inc.	21,001	3,240,034
Total Health Care REITs		5,988,348

Hotel & Resort REITs (2.25%)
Host Hotels & Resorts, Inc.	63,387	981,865

Industrial REITs (12.40%)
Americold Realty Trust, Inc.	34,170	566,197
First Industrial Realty Trust, Inc.	34,427	1,701,727
Prologis, Inc.	28,916	3,140,277
Total Industrial REITs		5,408,201

Multi-Family Residential REITs (9.46%)
AvalonBay Communities, Inc.	7,059	1,459,589
Camden Property Trust	7,580	890,574
Essex Property Trust, Inc.	6,256	1,776,079
Total Multi-Family Residential REITs		4,126,242

Office REITs (2.90%)
BXP, Inc.	9,305	626,506
Cousins Properties, Inc.	22,670	636,347
Total Office REITs		1,262,853

Other Specialized REITs (6.32%)
Gaming and Leisure Properties, Inc.	16,310	761,677
VICI Properties, Inc.	62,876	1,993,798
Total Other Specialized REITs		2,755,475

Retail REITs (16.16%)
Agree Realty Corp.	8,740	658,122
Curbline Properties Corp.	38,688	877,831
Federal Realty Investment Trust	6,212	593,122
Security Description	Shares	Value
Retail REITs (continued)
InvenTrust Properties Corp.	19,667	$552,446
Macerich Co.	61,995	1,003,079
Realty Income Corp.	29,688	1,680,934
Simon Property Group, Inc.	10,303	1,680,110
Total Retail REITs		7,045,644

Self-Storage REITs (8.37%)
CubeSmart	37,347	1,596,958
Public Storage	3,750	1,156,538
Smartstop Self Storage REIT, Inc.	24,620	899,615
Total Self-Storage REITs		3,653,111

Single-Family Residential REITs (6.11%)
Equity LifeStyle Properties, Inc.	17,755	1,128,685
Invitation Homes, Inc.	45,568	1,535,642
Total Single-Family Residential REITs		2,664,327

Telecom Tower REITs (2.27%)
American Tower Corp.	4,611	989,751

TOTAL COMMON STOCKS
(Cost $40,764,240)		42,134,905

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.37%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.24%	1,468,630	$1,468,630

TOTAL SHORT TERM INVESTMENTS
(Cost $1,468,630)			1,468,630

TOTAL INVESTMENTS (99.98%)
(Cost $42,232,870)			$43,603,535
OTHER ASSETS IN EXCESS OF LIABILITIES (0.02%)			7,042
NET ASSETS - 100.00%			$43,610,577

See Notes to Financial Statements and Financial Highlights.

1 | May 31, 2025

ALPS Active REIT ETF

Statement of Assets and Liabilities	May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$43,603,535
Dividends receivable	32,009
Total Assets	43,635,544

LIABILITIES:
Payable to adviser	24,967
Total Liabilities	24,967
NET ASSETS	$43,610,577

NET ASSETS CONSIST OF:
Paid-in capital	$44,053,059
Total distributable earnings/(accumulated losses)	(442,482)
NET ASSETS	$43,610,577

INVESTMENTS, AT COST	$42,232,870

PRICING OF SHARES
Net Assets	$43,610,577
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,630,002
Net Asset Value, offering and redemption price per share	$26.75

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2025

ALPS Active REIT ETF

Statement of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend Income	$826,133
Securities lending income	126
Total investment income	826,259

EXPENSES:
Investment adviser fees	145,192
Total expenses	145,192
NET INVESTMENT INCOME	681,067

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments(a)	(772,216)
Net change in unrealized depreciation on investments	(3,502,907)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,275,123)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,594,056)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2025

ALPS Active REIT ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$681,067	$762,975
Net realized gain/(loss)	(772,216)	765,969
Net change in unrealized appreciation/(depreciation)	(3,502,907)	5,270,770
Net increase/(decrease) in net assets resulting from operations	(3,594,056)	6,799,714

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(599,451)	(771,459)
Dividends to shareholders from tax return of capital	–	(103,014)
Total distributions	(599,451)	(874,473)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,125,860	17,722,714
Cost of shares redeemed	(2,698,219)	(286,293)
Net increase from capital share transactions	6,427,641	17,436,421
Net increase in net assets	2,234,134	23,361,662

NET ASSETS:
Beginning of period	41,376,443	18,014,781
End of period	$43,610,577	$41,376,443

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,400,002	750,002
Shares sold	330,000	660,000
Shares redeemed	(100,000)	(10,000)
Shares outstanding, end of period	1,630,002	1,400,002

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2025

ALPS Active REIT ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Period February 25, 2021 (Commencement of Operations) to November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$29.55		$24.02	$25.23	$29.56	$24.62

INCOME FROM OPERATIONS:
Net investment income(a)	0.43		0.73	0.74	0.54	0.37
Net realized and unrealized gain/(loss)	(2.84)		5.70	(1.16)	(3.39)	5.01
Total from investment operations	(2.41)		6.43	(0.42)	(2.85)	5.38

DISTRIBUTIONS:
From net investment income	(0.39)		(0.80)	(0.70)	(0.53)	(0.38)
From net realized gains	–		–	–	(0.83)	(0.06)
From tax return of capital	–		(0.10)	(0.09)	(0.12)	–
Total distributions	(0.39)		(0.90)	(0.79)	(1.48)	(0.44)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.80)		5.53	(1.21)	(4.33)	4.94
NET ASSET VALUE, END OF PERIOD	$26.75		$29.55	$24.02	$25.23	$29.56
TOTAL RETURN(b)	(8.17)%		27.28%	(1.54)%	(10.17)%	22.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$43,611		$41,376	$18,015	$18,040	$24,238

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68%	0.68	%(c)
Ratio of net investment income to average net assets	3.19	%(c)	2.74%	3.04%	1.96%	1.69	%(c)
Portfolio turnover rate(d)	35%		79%	68%	120%	92%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2025

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Active REIT ETF (the “Fund”). The investment objective of the Fund is to seek total return through dividends and capital appreciation. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 5,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

6 | May 31, 2025

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

ALPS Active REIT ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$42,134,905	$–	$–	$42,134,905
Short Term Investments	1,468,630	–	–	1,468,630
Total	$43,603,535	$–	$–	$43,603,535

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2025.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

7 | May 31, 2025

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of the distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2024
ALPS Active REIT ETF	$771,459	$–	$103,014

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Active REIT ETF	$184,480	$881,376

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Active REIT ETF
Gross appreciation (excess of value over tax cost)	$2,901,851
Gross depreciation (excess of tax cost over value)	(1,569,849)
Net unrealized appreciation/(depreciation)	$1,332,002
Cost of investments for income tax purposes	$42,271,533

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

F. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners or unitholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund's investment strategy results in the Fund investing in REIT shares, the percentage of the Fund's dividend income received from REIT shares will likely exceed the percentage of the Fund's portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund's investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

8 | May 31, 2025

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund's investments in REITs, the Fund may also make distributions in excess of the Fund's earnings and capital gains. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six month period ended May 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

H. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. During the six month period ended May 31, 2025, the Fund did not have any securities on loan.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

As of May 31, 2025, the Fund did not have any securities on loan.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.68% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

9 | May 31, 2025

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

GSI Capital Advisors LLC (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.35% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Active REIT ETF	$14,661,632	$15,191,654

For the six month period ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Active REIT ETF	$8,974,996	$2,615,462

For the six month period ended May 31, 2025, the Fund had in-kind net realized gain of $376,432.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 5,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

10 | May 31, 2025

ALPS Active REIT ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

11 | May 31, 2025

ALPS Active REIT ETF

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction	199A
ALPS Active REIT ETF	1.84%	0.00%	89.41%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

12 | May 31, 2025

ALPS Active REIT ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

13 | May 31, 2025

ALPS Active REIT ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

14 | May 31, 2025

ALPS Active REIT ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee(1)	$40,000	$–	$40,000
Edmund J. Burke, Trustee	86,500	–	86,500
Jeremy W. Deems, Trustee	88,500	–	88,500
Rick A. Pederson, Trustee	92,500	–	92,500
Joseph F. Keenan, Trustee	82,500	–	82,500
Susan K. Wold, Trustee	82,500	–	82,500
Laton Spahr, President and Trustee*	–	–	–
Total	$472,500	$–	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.
*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

15 | May 31, 2025

ALPS Active REIT ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

16 | May 31, 2025

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

May 31, 2025

ALPS Equal Sector Weight ETF (NYSE ARCA: EQL)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements and Financial Highlights	6
Additional Information	12
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	13
Proxy Disclosures for Open-End Management Investment Companies	14
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	15
Statement Regarding Basis for Approval of Investment Advisory Contract	16

alpsfunds.com

ALPS Equal Sector Weight ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.99%)(a)
Communication Services (9.28%)
Communication Services Select Sector SPDR Fund	465,511	$47,202,815

Consumer Discretionary (9.67%)
Consumer Discretionary Select Sector SPDR Fund(b)	229,945	49,162,241

Consumer Staples (9.33%)
Consumer Staples Select Sector SPDR Fund(b)	572,738	47,439,889

Energy (7.88%)
Energy Select Sector SPDR Fund(b)	491,397	40,063,597

Financials (9.20%)
Financial Select Sector SPDR Fund	918,730	46,818,481

Healthcare (8.09%)
Health Care Select Sector SPDR Fund	310,043	41,124,104

Industrials (9.65%)
Industrial Select Sector SPDR Fund	343,525	49,062,241

Materials (8.99%)
Materials Select Sector SPDR Fund(b)	529,619	45,727,304

Real Estate (8.98%)
Real Estate Select Sector SPDR Fund	1,094,675	45,680,788

Technology (9.63%)
Technology Select Sector SPDR Fund	212,224	49,004,642

Utilities (9.29%)
Utilities Select Sector SPDR Fund	577,059	47,272,673

TOTAL EXCHANGE TRADED FUNDS
(Cost $440,857,566)		508,558,775

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.66%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $104,623)	4.24%	104,623	$104,623

Investments Purchased with Collateral from Securities Loaned (4.64%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $23,595,602)		23,595,602	$23,595,602

TOTAL SHORT TERM INVESTMENTS
(Cost $23,700,225)			23,700,225

TOTAL INVESTMENTS (104.65%)
(Cost $464,557,791)			$532,259,000
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.65%)			(23,663,332)
NET ASSETS - 100.00%			$508,595,668

(a)	The financial statements of the Underlying Sector ETFs, including the portfolio of investments, are included in The Select Sector SPDR Trust's N-CSRS filing dated June 2,2025, available at www.sec.gov or can be found at www.ssga.com and should be read in conjunction with the Fund's financial statements.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $38,913,637.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Financial Statements and Financial Highlights.

1 | May 31, 2025

ALPS Equal Sector Weight ETF

Statement of Assets and Liabilities	May 31, 2025 (Unaudited)

ASSETS:
Investments, at value(a)	$532,259,000
Receivable for investments sold	3,205,152
Dividends receivable	7,382
Total Assets	535,471,534

LIABILITIES:`
Payable for capital shares redeemed	3,205,435
Payable to adviser	74,829
Payable for collateral upon return of securities loaned	23,595,602
Total Liabilities	26,875,866
NET ASSETS	$508,595,668

NET ASSETS CONSIST OF:
Paid-in capital	$436,414,806
Total distributable earnings/(accumulated losses)	72,180,862
NET ASSETS	$508,595,668

INVESTMENTS, AT COST	$464,557,791

PRICING OF SHARES
Net Assets	$508,595,668
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	11,900,000
Net Asset Value, offering and redemption price per share	$42.74

(a)	Includes $38,913,637 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2025

ALPS Equal Sector Weight ETF

Statement of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend Income	$4,393,906
Securities lending income	16,926
Total investment income	4,410,832

EXPENSES:
Investment adviser fees	852,329
Total Expenses before waiver/reimbursement	852,329
Less fee waiver/reimbursement by investment adviser	(475,284)
Net expenses	377,045
NET INVESTMENT INCOME	4,033,787

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	11,063,412
Net change in unrealized appreciation/(depreciation) on investments	(23,963,868)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(12,900,456)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,866,669)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2025

ALPS Equal Sector Weight ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$4,033,787	$6,466,608
Net realized gain	11,063,412	11,379,895
Net change in unrealized appreciation/(depreciation)	(23,963,868)	72,485,686
Net increase/(decrease) in net assets resulting from operations	(8,866,669)	90,332,189

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(4,118,817)	(6,466,608)
From tax return of capital	–	(84,306)
Total distributions	(4,118,817)	(6,550,914)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	141,291,111	76,338,816
Cost of shares redeemed	(42,625,616)	(61,468,556)
Net increase from capital share transactions	98,665,495	14,870,260
Net increase in net assets	85,680,009	98,651,535

NET ASSETS:
Beginning of period	422,915,659	324,264,124
End of period	$508,595,668	$422,915,659

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,175,000	3,075,000
Shares sold	1,775,000	650,000
Shares redeemed	(900,000)	(550,000)
Stock split (Note 1)	7,850,000	–
Shares outstanding, end of period	11,900,000	3,175,000

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2025

ALPS Equal Sector Weight ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)(a)		For the Year Ended November 30, 2024(a)	For the Year Ended November 30, 2023(a)	For the Year Ended November 30, 2022(a)	For the Year Ended November 30, 2021(a)	For the Year Ended November 30, 2020(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$44.40		$35.15	$33.79	$34.65	$28.06	$26.11

INCOME FROM OPERATIONS:
Net investment income(b)	0.37		0.72	0.71	0.63	0.59	0.63
Net realized and unrealized gain/(loss)	(1.64)		9.26	1.40	(0.85)	6.60	1.95
Total from investment operations	(1.27)		9.98	2.11	(0.22)	7.19	2.58

DISTRIBUTIONS:
From net investment income	(0.39)		(0.72)	(0.74)	(0.64)	(0.59)	(0.63)
From tax return of capital	–		(0.01)	(0.01)	–	(0.01)	–
Total distributions	(0.39)		(0.73)	(0.75)	(0.64)	(0.60)	(0.63)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.66)		9.25	1.36	(0.86)	6.59	1.95
NET ASSET VALUE, END OF PERIOD	$42.74		$44.40	$35.15	$33.79	$34.65	$28.06
TOTAL RETURN(c)	(2.84)%		28.68%	6.43%	(0.59)%	25.89%	10.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$508,596		$422,916	$324,264	$342,099	$207,896	$164,141

Ratio of expenses excluding waiver/reimbursement to average net assets	0.37	%(d)	0.37%	0.37%	0.37%	0.37%	0.37%
Ratio of expenses including waiver/reimbursement to average net assets	0.16	%(d)	0.16%	0.16%	0.16%	0.15%	0.15%
Ratio of net investment income excluding waiver/reimbursement to average net assets	1.54	%(d)	1.61%	1.91%	1.68%	1.59%	2.31%
Ratio of net investment income including waiver/reimbursement to average net assets	1.75	%(d)	1.82%	2.12%	1.89%	1.81%	2.53%
Portfolio turnover rate(e)	6%		7%	14%	12%	8%	11%

(a)	On April 1, 2025, the ALPS Equal Sector Weight ETF underwent a three-for-one stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 1.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2025

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE® Equal Sector Weight Index (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

The Trust’s Board of Trustees (“the Board”) authorized a three-for-one stock split of the Fund that was effective at the market open on April 1, 2025. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the NAV of shares outstanding by a factor of three, resulting in no effect to the net assets of the Fund. The financial statements of the Fund have been adjusted to reflect the stock split.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023- 07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the- counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

6 | May 31, 2025

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

ALPS Equal Sector Weight ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$508,558,775	$–	$–	$508,558,775
Short Term Investments	23,700,225	–	–	23,700,225
Total	$532,259,000	$–	$–	$532,259,000

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2025.

7 | May 31, 2025

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of the distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2024
ALPS Equal Sector Weight ETF	$6,466,608	$–	$84,306

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Equal Sector Weight ETF	$1,099,090	$4,708,245

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Equal Sector
Weight ETF
Gross appreciation (excess of value over tax cost)	$71,791,891
Gross depreciation (excess of tax cost over value)	(4,700,240)
Net unrealized appreciation/(depreciation)	$67,091,651
Cost of investments for income tax purposes	$465,167,349

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

8 | May 31, 2025

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Equal Sector Weight ETF	$38,913,637	$23,595,602	$15,924,384	$39,519,986

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2025:

ALPS Equal Sector Weight ETF	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
ETFs	$23,595,602	$—	$—	$—	$23,595,602
Total Borrowings					23,595,602
Gross amount of recognized liabilities for securities lending (collateral received)					$23,595,602

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive 0.18% of its annual unitary fee payable by the Fund until at least March 31, 2026. The waiver may only be terminated by the Fund's Board of Trustees prior to such date.

9 | May 31, 2025

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. Such reimbursement is generally expected to be approximately 0.02% - 0.03% annually.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$25,863,654	$25,989,005

For the six month period ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$141,285,678	$42,620,883

For the six months ended May 31, 2025, the Fund had in-kind net realized gain of $10,196,985.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

10 | May 31, 2025

ALPS Equal Sector Weight ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

11 | May 31, 2025

ALPS Equal Sector Weight ETF

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction	199A Dividends
ALPS Equal Sector Weight ETF	85.80%	83.72%	8.09%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

LICENSING AGREEMENT

ICE Data Indices, LLC (the “Index Provider”) is not affiliated with the Fund or the Adviser. The Fund is entitled to use the Underlying Index pursuant to a licensing agreement with the Index Provider and the Adviser. The Adviser pays a licensing fee to the Index Provider out of the management fee.

The only relationship that the Index Provider has with the Fund, the Adviser or Distributor of the Fund in connection with the Fund is that the Index Provider has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. The Index Provider has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the net asset value of the Fund. The Index Provider has no obligation or liability in connection with the administration or trading of the Fund.

NYSE® Equal Sector Weight Index is a service mark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and has been licensed for use by the Adviser in connection with the Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representations or warranties regarding the Adviser or the Fund or the ability of the NYSE® Equal Sector Weight Index to track general stock market performance.

ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE® EQUAL SECTOR WEIGHT INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

12 | May 31, 2025

ALPS Equal Sector Weight ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

13 | May 31, 2025

ALPS Equal Sector Weight ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

14 | May 31, 2025

ALPS Equal Sector Weight ETF

Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation	Aggregate Special Compensation	Total Compensation
	From the Trust	From the Trust	From the Trust
Mary K. Anstine, Trustee (1)	$40,000	—	$40,000
Edmund J. Burke, Trustee	86,500	—	86,500
Jeremy W. Deems, Trustee	88,500	—	88,500
Rick A. Pederson, Trustee	92,500	—	92,500
Joseph F. Keenan, Trustee	82,500	—	82,500
Susan K. Wold, Trustee	82,500	—	82,500
Laton Spahr, President and Trustee*	—	—
Total	$472,500	$—	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.
*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

15 | May 31, 2025

ALPS Equal Sector Weight ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

16 | May 31, 2025

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

May 31, 2025

ALPS Intermediate Municipal Bond ETF (NYSE ARCA: MNBD)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements and Financial Highlights	10
Additional Information	15
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	16
Proxy Disclosures for Open-End Management Investment Companies	17
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	18
Statement Regarding Basis for Approval of Investment Advisory Contract	19

alpsfunds.com

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GOVERNMENT BONDS (4.26%)
United States Treasury Bill
4.40%, 06/17/2025	$1,090,000	$1,088,074
4.33%, 06/26/2025	500,000	498,592
Total		1,586,666

TOTAL GOVERNMENT BONDS
(Cost $1,586,496)		1,586,666

Security Description	Principal Amount	Value
MUNICIPAL BONDS (96.74%)
General Obligation Limited (1.37%)
Pennsylvania (1.37%)
School District of Philadelphia
5.00%, 09/01/2034	500,000	509,155
Total Pennsylvania		509,155

Total General Obligation Limited		509,155

General Obligation Unlimited (15.69%)
California (4.99%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(a)	350,000	285,119
Antelope Valley Community College District
5.00%, 08/01/2036(b)	295,000	318,499
Chaffey Joint Union High School District
0.00%, 08/01/2044(a)	250,000	102,137
Chino Valley Unified School District
0.00%, 08/01/2035(a)	245,000	163,482
Lake Tahoe Unified School District
0.00%, 08/01/2045(a)	150,000	120,375
Mount San Antonio Community College District
0.00%, 08/01/2043(a)	275,000	263,434
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	76,014
San Mateo Union High School District
0.00%, 09/01/2041(a)	520,000	527,749
Total California		1,856,809

Minnesota (1.55%)
Morris Area Schools Independent School District No 2769
0.00%, 02/01/2033(a)	750,000	573,347
Total Minnesota		573,347
Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
Oregon (5.54%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(a)	$600,000	$372,225
Multnomah County School District No 40
0.00%, 06/15/2043(a)	1,000,000	407,931
Multnomah County School District No 7 Reynolds
0.00%, 06/15/2035(a)	500,000	324,617
Oregon Coast Community College District
0.00%, 06/15/2040(a)	400,000	423,254
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(a)	200,000	136,472
0.00%, 06/15/2041(a)	150,000	69,868
0.00%, 06/15/2042(a)	750,000	328,184
Total Oregon		2,062,551

Texas (2.50%)
Fort Bend Independent School District
0.72%, 08/01/2051	65,000	62,574
4.00%, 08/01/2054	150,000	152,287
3.80%, 08/01/2055	300,000	302,924
North East Independent School District
3.75%, 08/01/2049	410,000	413,276
Total Texas		931,061

Washington (1.11%)
Washington Clackamas & Yamhill Counties School District No 88J
0.00%, 06/15/2037(a)	150,000	85,884
0.00%, 06/15/2039(a)	255,000	127,553
0.00%, 06/15/2040(a)	200,000	93,433
0.00%, 06/15/2041(a)	250,000	109,213
Total Washington		416,083

Total General Obligation Unlimited		5,839,851

Revenue Bonds (79.68%)
Alabama (1.35%)
Black Belt Energy Gas District
7D US MUNI + 0.65%, 04/01/2053(c)	100,000	97,084
Industrial Development Board of the City of Mobile Alabama
3.92%, 06/01/2034	65,000	65,128
17 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Southeast Energy Authority A Cooperative District
5.25%, 03/01/2055	$170,000	$175,533
5.00%, 10/01/2055	160,000	167,315
Total Alabama		505,060

Arizona (4.04%)
Maricopa County & Phoenix Industrial Development Authorities
6.00%, 09/01/2056	300,000	328,532
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	710,320
5.00%, 12/01/2037	450,000	465,794
Total Arizona		1,504,646

California (6.71%)
California Community Choice Financing Authority
7D US MUNI + 0.45%, 02/01/2052(c)	210,000	199,146
City of Los Angeles Department of Airports
5.00%, 05/15/2033	405,000	434,837
Long Beach Bond Finance Authority
3M US SOFR + 1.45%, 11/15/2027(c)	430,000	434,896
Los Angeles Department of Water & Power
5.00%, 07/01/2032	225,000	228,922
5.25%, 07/01/2044	200,000	210,128
Modesto Irrigation District
3M US SOFR + 0.63%, 09/01/2037(c)	510,000	485,890
Northern California Energy Authority
5.00%, 12/01/2054	300,000	313,540
Northern California Gas Authority No 1
3M US SOFR + 0.72%, 07/01/2027(c)	185,000	184,829
Total California		2,492,188

Colorado (2.93%)
City & County of Denver Co. Airport System Revenue
5.25%, 11/15/2035	250,000	271,004
5.75%, 11/15/2036	250,000	287,945
Colorado Health Facilities Authority
5.00%, 11/15/2039	75,000	78,186
Security Description	Principal Amount	Value
Revenue Bonds (continued)
E-470 Public Highway Authority
0.00%, 09/01/2035(a)	$300,000	$181,446
0.00%, 09/01/2037(a)	500,000	272,467
Total Colorado		1,091,048

Connecticut (1.24%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	140,000	140,075
6.00%, 11/15/2054	295,000	321,442
Total Connecticut		461,517

District of Columbia (1.91%)
District of Columbia
5.00%, 07/15/2040	200,000	200,146
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2031	245,000	248,224
5.00%, 10/01/2037	250,000	259,272
Total District of Columbia		707,642

Florida (4.18%)
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2042	350,000	351,426
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	200,000	208,916
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2036	150,000	157,718
Florida Housing Finance Corp.
5.50%, 01/01/2054	135,000	140,844
Greater Orlando Aviation Authority
5.00%, 10/01/2033	300,000	311,950
5.00%, 10/01/2037	300,000	314,300
Hillsborough County Aviation Authority
5.00%, 10/01/2039	70,000	72,600
Total Florida		1,557,754

Georgia (1.29%)
Main Street Natural Gas, Inc.
5.00%, 12/01/2053	300,000	314,184
5.00%, 04/01/2054	160,000	167,458
Total Georgia		481,642

Illinois (3.11%)
Illinois Finance Authority
5.00%, 07/01/2029(b)	300,000	321,161
5.00%, 08/15/2035	225,000	236,867
5.00%, 02/15/2036	400,000	406,433

18 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Illinois Housing Development Authority
6.25%, 04/01/2054	$180,000	$194,498
Total Illinois		1,158,959

Indiana (0.41%)
Indiana Finance Authority
5.00%, 11/01/2043	150,000	151,532
Total Indiana		151,532

Kansas (1.17%)
State of Kansas Department of Transportation
5.00%, 09/01/2033	385,000	434,564
Total Kansas		434,564

Kentucky (2.04%)
County of Trimble KY
4.70%, 06/01/2054	300,000	301,947
Kentucky Public Energy Authority
1D US SOFR + 1.20%, 08/01/2052(c)	460,000	457,665
Total Kentucky		759,612

Louisiana (0.17%)
Louisiana Public Facilities Authority
3M US SOFR + 0.70%, 02/15/2036(c)	65,000	63,316
Total Louisiana		63,316

Massachusetts (0.29%)
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	110,000	108,076
Total Massachusetts		108,076

Michigan (0.74%)
Michigan Finance Authority
7D US MUNI + 0.75%, 04/15/2047(c)	275,000	274,028
Total Michigan		274,028

Minnesota (2.18%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	214,553	169,694
3.50%, 07/01/2050	645,000	641,943
Total Minnesota		811,637
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Missouri (0.90%)
Missouri Housing Development Commission
4.00%, 05/01/2050	$170,000	$170,445
6.00%, 05/01/2055	150,000	163,439
Total Missouri		333,884

Nebraska (1.21%)
Nebraska Investment Finance Authority
3.50%, 09/01/2046	110,000	109,636
3.00%, 09/01/2050	350,000	344,072
Total Nebraska		453,708

Nevada (0.74%)
County of Clark NV
3.75%, 01/01/2036	275,000	274,585
Total Nevada		274,585

New Jersey (2.76%)
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031(a)	725,000	571,734
0.00%, 12/15/2034(a)	200,000	136,362
5.25%, 06/15/2041	300,000	316,555
Total New Jersey		1,024,651

New Mexico (1.60%)
City of Farmington NM
1.80%, 04/01/2029	375,000	337,854
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	245,000	256,045
Total New Mexico		593,899

New York (9.41%)
Metropolitan Transportation Authority
1D US SOFR + 0.43%, 11/01/2026(c)	40,000	39,970
1D US SOFR + 0.80%, 11/01/2032(c)	460,000	460,065
New York City Transitional Finance Authority
5.00%, 05/01/2042	250,000	261,598
5.00%, 05/01/2042	100,000	104,639
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 02/01/2044	145,000	149,191
New York State Dormitory Authority
4.00%, 07/01/2038	100,000	97,798

19 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (continued)
New York State Housing Finance Agency
3.60%, 11/01/2044	$200,000	$197,707
3.95%, 11/01/2050	175,000	171,101
New York State Thruway Authority
5.00%, 03/15/2042	100,000	103,576
Port Authority of New York & New Jersey
5.00%, 11/01/2030	1,100,000	1,157,003
Triborough Bridge & Tunnel Authority
1D US SOFR + 1.05%, 04/01/2026(c)	250,000	250,022
0.00%, 11/15/2039(a)	1,000,000	513,868
Total New York		3,506,538

North Carolina (4.03%)
North Carolina Housing Finance Agency
6.25%, 01/01/2055	740,000	796,771
University of North Carolina at Chapel Hill
1D US SOFR + 1.05%, 12/01/2041(c)	700,000	702,308
Total North Carolina		1,499,079

North Dakota (1.52%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	270,000	270,895
5.75%, 07/01/2053	280,000	295,178
Total North Dakota		566,073

Ohio (0.53%)
Lancaster Port Authority
5.00%, 02/01/2055	190,000	198,564
Total Ohio		198,564

Oklahoma (1.13%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	410,000	421,928
Total Oklahoma		421,928

Oregon (1.35%)
Port of Portland OR Airport Revenue
5.00%, 07/01/2036	200,000	210,802
4.00%, 07/01/2038	305,000	290,287
Total Oregon		501,089
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Pennslyvania (2.81%)
Butler County General Authority
3M US SOFR + 0.70%, 10/01/2034(c)	$350,000	$337,529
Pennsylvania Turnpike Commission
0.00%, 12/01/2037(a)	750,000	709,709
Total Pennslyvania		1,047,238

South Carolina (3.09%)
South Carolina State Housing Finance & Development Authority
5.75%, 01/01/2054	150,000	160,827
6.00%, 01/01/2054	910,000	985,099
Total South Carolina		1,145,926

South Dakota (0.38%)
South Dakota Housing Development Authority
6.00%, 05/01/2054	135,000	143,259
Total South Dakota		143,259

Tennessee (0.89%)
New Memphis Arena Public Building Authority
0.00%, 04/01/2030(a)	350,000	332,891
Total Tennessee		332,891

Texas (6.50%)
City of Austin TX Airport System Revenue
5.00%, 11/15/2036	200,000	208,483
City of Houston TX Airport System Revenue
5.00%, 07/01/2036	135,000	142,291
5.25%, 07/01/2048	250,000	253,918
North Texas Tollway Authority
0.00%, 01/01/2038(a)	100,000	58,340
Texas Department of Housing & Community Affairs
2.15%, 07/01/2037	215,000	162,577
3.50%, 07/01/2052	405,000	400,368
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055	320,000	337,077
Texas Municipal Gas Acquisition and Supply Corp. I
3M US SOFR + 0.70%, 12/15/2026(c)	330,000	329,890
6.25%, 12/15/2026	25,000	25,613

20 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Texas Municipal Gas Acquisition and Supply Corp. II
3M US SOFR + 1.06%, 09/15/2027(c)	$330,000	$331,196
3M US SOFR + 0.86%, 09/15/2027(c)	165,000	165,099
Total Texas		2,414,852

Virginia (2.10%)
City of Norfolk VA Water Revenue
5.00%, 11/01/2033(b)	300,000	332,265
Freddie Mac Multifamily ML Certificates
4.68%, 10/25/2040	148,909	149,637
York County Economic Development Authority
3.65%, 05/01/2033	300,000	302,285
Total Virginia		784,187

Washington (0.51%)
County of King WA Sewer Revenue
7D US MUNI + 0.23%, 01/01/2040(c)	115,000	113,593
Washington Health Care Facilities Authority
4.00%, 10/01/2042	75,000	75,671
Total Washington		189,264

Wisconsin (2.04%)
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2030	125,000	126,672
Public Finance Authority
3.70%, 10/01/2046	455,000	453,415
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2043	200,000	178,408
Total Wisconsin		758,495

Wyoming (2.42%)
Wyoming Community Development Authority
3.50%, 06/01/2052	910,000	902,241
Total Wyoming		902,241

Total Revenue Bonds		29,655,572

TOTAL MUNICIPAL BONDS
(Cost $35,973,193)		36,004,578
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.19%)
Money Market Fund
State Street Institutional US Government Money Market Fund (Premier Class)	4.251%	69,910	$69,910

TOTAL SHORT TERM INVESTMENTS
(Cost $69,910)			69,910

TOTAL INVESTMENTS (101.19%)
(Cost $37,629,599)			$37,661,154
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.19%)			(444,137)
NET ASSETS - 100.00%			$37,217,017

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1D US SOFR - 1 Day SOFR as of May 31, 2025 was 4.35%

7D US MUNI- SIFMA Municipal Swap Index Yield as of May 31, 2025 was 1.97%

3M US SOFR - 3 Month SOFR as of May 31, 2025 was 4.35%

(a)	Zero coupon bond.
(b)	Represents a security purchased on a when-issued basis.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of May 31, 2025. Security description includes the reference rate and spread if published and available.

See Notes to Financial Statements and Financial Highlights.

21 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Statement of Assets and Liabilities	May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$37,661,154
Interest receivable	319,052
Receivable for shares sold	630,796
Total Assets	38,611,002

LIABILITIES:
Payable for investments purchased	979,295
Payable to adviser	15,532
Cash Overdraft	399,158
Total Liabilities	1,393,985
NET ASSETS	$37,217,017

NET ASSETS CONSIST OF:
Paid-in capital	$37,227,959
Total distributable earnings/(accumulated losses)	(10,942)
NET ASSETS	$37,217,017

INVESTMENTS, AT COST	$37,629,599

PRICING OF SHARES
Net Assets	$37,217,017
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,475,002
Net Asset Value, offering and redemption price per share	$25.23

See Notes to Financial Statements and Financial Highlights.

22 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Statement of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$675,147
Dividend Income	2,647
Total investment income	677,794

EXPENSES:
Investment adviser fees	87,935
Net expenses	87,935
NET INVESTMENT INCOME	589,859

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments	(40,590)
Net change in unrealized depreciation on investments	(640,396)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(680,986)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(91,127)

See Notes to Financial Statements and Financial Highlights.

23 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$589,859	$1,118,723
Net realized gain/(loss)	(40,590)	137,317
Net change in unrealized appreciation/(depreciation)	(640,396)	484,514
Net increase/(decrease) in net assets resulting from operations	(91,127)	1,740,554

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(731,109)	(1,187,091)
Total distributions	(731,109)	(1,187,091)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,143,235	3,207,954
Net increase from capital share transactions	3,143,235	3,207,954
Net increase in net assets	2,320,999	3,761,417

NET ASSETS:
Beginning of period	34,896,018	31,134,601
End of period	$37,217,017	$34,896,018

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,350,002	1,225,002
Shares sold	125,000	125,000
Shares outstanding, end of period	1,475,002	1,350,002

See Notes to Financial Statements and Financial Highlights.

24 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024		For the Year Ended November 30, 2023		For the Period May 19, 2022 (Commencement of Operations) to November 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$25.85		$25.42		$25.24		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.42		0.88		0.85		0.36
Net realized and unrealized gain/(loss)	(0.51)		0.49		0.34		0.23
Total from investment operations	(0.09)		1.37		1.19		0.59

DISTRIBUTIONS:
From net investment income	(0.43)		(0.88)		(1.01)		(0.35)
From net realized gains	(0.10)		(0.06)		–		–
Total distributions	(0.53)		(0.94)		(1.01)		(0.35)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.62)		0.43		0.18		0.24
NET ASSET VALUE, END OF PERIOD	$25.23		$25.85		$25.42		$25.24
TOTAL RETURN(b)	(0.35)%		5.46%		4.85%		2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$37,217		$34,896		$31,135		$30,919

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.50	%(c)	0.50%		0.50%		0.50	%(c)
Ratio of net investment income to average net assets	3.35	%(c)	3.43%		3.28%		2.67	%(c)
Portfolio turnover rate(d)	60	%(e)	98	%(e)	129	%(e)	75%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The portfolio turnover rate excluding variable rate demand notes was 18% during the six months ended May 31, 2025, 27% during the year ended November 30, 2024, and 50% during the year ended November 30, 2023.

See Notes to Financial Statements and Financial Highlights.

25 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Intermediate Municipal Bond ETF (the “Fund”). The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. ALPS Advisors, Inc. (the “Adviser”) is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The market price for debt securities is generally the evaluated price supplied by an independent third-party pricing service approved by the Board, which references a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the Fund’s debt securities to determine the market price.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

26 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

27 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

ALPS Intermediate Municipal Bond ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds*	$–	$1,586,666	$–	$1,586,666
Municipal Bonds*	–	36,004,578	–	36,004,578
Short Term Investments	69,910	–	–	69,910
Total	$69,910	$37,591,244	$–	$37,661,154

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there was a transfer out of Level 3 during the six months ended May 31, 2025.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of the distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Tax-Exempt Income	Short-Term Capital Gain	Long-Term Capital Gain	Return of Capital
November 30, 2024
ALPS Intermediate Municipal Bond ETF	$253,915	$933,176	$–	$–	$–

The character of distributions made during the period may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2024, the Fund did not have any amounts available to carry forward to the next tax year.

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Intermediate Municipal Bond ETF
Gross appreciation (excess of value over tax cost)	$319,824
Gross depreciation (excess of tax cost over value)	(288,381)
Net unrealized appreciation/(depreciation)	$31,443
Cost of investments for income tax purposes	$37,629,711

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

28 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Brown Brothers Harriman & Co. (the “Sub-Adviser”) serves as the Fund’s sub-adviser pursuant to a sub-advisory agreement with the Trust (the ’’Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.25% of the Fund’s average daily net assets. ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Intermediate Municipal Bond ETF	$26,189,902	$22,186,977

For the six months ended May 31, 2025, there were no in-kind transactions or realized gain/(loss) on in-kind transactions.

29 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

30 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Intermediate Municipal Bond ETF	0%	0%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

31 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

32 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

33 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee (1)	$40,000	$–	$40,000
Edmund J. Burke, Trustee	86,500	–	86,500
Jeremy W. Deems, Trustee	88,500	–	88,500
Rick A. Pederson, Trustee	92,500	–	92,500
Joseph F. Keenan, Trustee	82,500	–	82,500
Susan K. Wold, Trustee	82,500	–	82,500
Laton Spahr, President and Trustee*	–	–	–
Total	$472,500	$–	$472,500

[1]	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.
*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund’s unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

34 | May 31, 2025

ALPS Intermediate Municipal Bond ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

35 | May 31, 2025

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

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1-866-759-5679

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Semi-Annual Financial Statements & Other Information

May 31, 2025

ALPS Clean Energy ETF (NYSE Arca: ACES)

ALPS Disruptive Technologies ETF (NYSE Arca: DTEC)

ALPS Electrification Infrastructure ETF (NASDAQ: ELFY)

ALPS Medical Breakthroughs ETF (NYSE Arca: SBIO)

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SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments
ALPS Clean Energy ETF	1
ALPS Disruptive Technologies ETF	3
ALPS Electrification Infrastructure ETF	5
ALPS Medical Breakthroughs ETF	7
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets
ALPS Clean Energy ETF	11
ALPS Disruptive Technologies ETF	12
ALPS Electrification Infrastructure ETF	13
ALPS Medical Breakthroughs ETF	14
Financial Highlights	15
Notes to Financial Statements and Financial Highlights	19
Additional Information	27
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	31
Proxy Disclosures for Open-End Management Investment Companies	32
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	33
Statement Regarding Basis for Approval of Investment Advisory Contract	34

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ALPS Clean Energy ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (93.19%)
Consumer Discretionary (18.28%)
EVgo, Inc.(a)(b)	182,316	$720,148
Lucid Group, Inc.(a)(b)	1,844,119	4,112,384
Rivian Automotive, Inc.(a)(b)	378,677	5,502,177
Tesla, Inc.(a)	16,082	5,571,769
Total Consumer Discretionary		15,906,478

Consumer Staples (6.69%)
Andersons, Inc.	48,857	1,734,912
Darling Ingredients, Inc.(a)	131,443	4,095,764
Total Consumer Staples		5,830,676

Energy (2.61%)
Clean Energy Fuels Corp.(a)(b)	253,645	454,025
Gevo, Inc.(a)(b)	346,335	439,845
Green Plains, Inc.(a)	95,229	396,153
REX American Resources Corp.(a)	23,337	983,421
Total Energy		2,273,444

Financials (4.07%)
HA Sustainable Infrastructure Capital, Inc.(b)	141,371	3,541,344

Industrials (21.09%)
Ameresco, Inc., Class A(a)(b)	48,450	667,641
American Superconductor Corp.(a)	57,206	1,616,641
Array Technologies, Inc.(a)(b)	229,861	1,517,083
Ballard Power Systems, Inc.(a)(b)	382,159	492,985
ChargePoint Holdings, Inc.(a)(b)	615,392	428,067
Eos Energy Enterprises, Inc.(a)(b)	335,172	1,394,316
Fluence Energy, Inc.(a)(b)	96,153	451,919
NEXTracker, Inc.(a)	101,806	5,771,382
Plug Power, Inc.(a)(b)	1,394,251	1,230,705
Shoals Technologies Group, Inc., Class A(a)	249,006	1,175,308
Sunrun, Inc.(a)(b)	333,719	2,499,555
Willdan Group, Inc.(a)	20,452	1,105,431
Total Industrials		18,351,033

Information Technology (14.40%)
Enphase Energy, Inc.(a)	68,611	2,839,809
First Solar, Inc.(a)	30,409	4,807,055
Itron, Inc.(a)	39,962	4,619,607
Wolfspeed, Inc.(a)(b)	233,679	278,078
Total Information Technology		12,544,549

Security Description	Shares	Value
Materials (4.39%)
Albemarle Corp.(b)	56,020	$3,123,676
Aspen Aerogels, Inc.(a)(b)	121,661	700,767
Total Materials		3,824,443

Utilities (21.66%)
Boralex, Inc., Class A(b)	154,581	3,556,033
Clearway Energy, Inc., Class C	123,414	3,797,449
Innergex Renewable Energy, Inc.(b)	244,344	2,432,134
Northland Power, Inc.(b)	310,499	4,629,147
Ormat Technologies, Inc.	59,878	4,450,732
Total Utilities		18,865,495

TOTAL COMMON STOCKS
(Cost $218,024,143)		81,137,462

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (6.57%)
Utilities (6.57%)
Brookfield Renewable Partners LP	188,010	4,467,524
XPLR Infrastructure LP(a)	141,997	1,252,414
Total Utilities		5,719,938

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $13,076,212)		5,719,938

1 | May 31, 2025

ALPS Clean Energy ETF

Schedule of Investments	May 31, 2025 (Unaudited)

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (14.29%)
Money Market Fund (0.14%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $124,347)	4.24%	124,347	$124,347

Investments Purchased with Collateral from Securities Loaned (14.14%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $12,315,640)		12,315,640	$12,315,640

TOTAL SHORT TERM INVESTMENTS
(Cost $12,439,987)			12,439,987

TOTAL INVESTMENTS (114.04%)
(Cost $243,540,342)			$99,297,387
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.04%)			(12,224,689)
NET ASSETS - 100.00%			$87,072,698

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $26,096,875.

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2025

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.87%)
Communication Services (1.24%)
Netflix, Inc.(a)	908	$1,096,165

Consumer Discretionary (3.25%)
ADT, Inc.	110,683	920,883
Garmin, Ltd.	3,868	785,088
Tesla, Inc.(a)	3,368	1,166,877
Total Consumer Discretionary		2,872,848

Financials (15.40%)
Adyen NV(a)(b)(c)	498	955,389
American Express Co.	3,156	928,022
Block, Inc.(a)	15,029	928,041
Corpay, Inc.(a)	2,464	801,071
Fidelity National Information Services, Inc.	11,564	920,610
Fiserv, Inc.(a)	3,852	627,067
Global Payments, Inc.	8,805	665,746
GMO Payment Gateway, Inc.(d)	15,700	966,036
Jack Henry & Associates, Inc.	4,615	836,100
LendingTree, Inc.(a)	17,361	607,982
Mastercard, Inc., Class A	1,560	913,536
Moody's Corp.	1,846	884,824
Pagseguro Digital, Ltd., Class A	108,159	963,697
PayPal Holdings, Inc.(a)	12,078	848,842
S&P Global, Inc.	1,688	865,708
Visa, Inc., Class A	2,465	900,193
Total Financials		13,612,864

Health Care (11.98%)
Align Technology, Inc.(a)	5,047	913,204
Boston Scientific Corp.(a)	8,518	896,605
Dexcom, Inc.(a)	11,781	1,010,810
DiaSorin SpA(d)	7,577	785,996
Globus Medical, Inc.(a)	11,672	690,749
HealthEquity, Inc.(a)	8,594	864,642
Hologic, Inc.(a)	13,386	832,208
Insulet Corp.(a)	3,308	1,075,198
Intuitive Surgical, Inc.(a)	1,705	941,740
PROCEPT BioRobotics Corp.(a)(d)	14,442	837,636
ResMed, Inc.	3,690	903,275
Smith & Nephew PLC, Sponsored ADR	28,754	832,716
Total Health Care		10,584,779

Industrials (15.56%)
AeroVironment, Inc.(a)	6,537	1,163,782
AutoStore Holdings, Ltd.(a)(b)(c)	863,515	452,594
Experian PLC	17,867	889,017

Security Description	Shares	Value
Industrials (continued)
FANUC Corp.(d)	28,196	$757,929
Goldwind Science & Technology Co., Ltd., Class H	1,224,000	949,092
Proto Labs, Inc.(a)	22,713	839,927
RELX PLC, Sponsored ADR	16,904	911,464
Schneider Electric SE	3,319	834,169
Sensata Technologies Holding PLC	30,575	796,785
SS&C Technologies Holdings, Inc.	10,093	815,615
Stratasys, Ltd.(a)	84,126	869,021
Thomson Reuters Corp.(d)	4,738	941,351
TransUnion	10,048	860,410
Verisk Analytics, Inc.	2,801	879,907
Vestas Wind Systems A/S	53,362	841,853
Wolters Kluwer NV	5,311	942,546
Total Industrials		13,745,462

Information Technology (48.43%)
Adobe, Inc.(a)	2,138	887,462
Alarm.com Holdings, Inc.(a)	13,991	803,083
Allegro MicroSystems, Inc.(a)(d)	30,862	782,352
ANSYS, Inc.(a)	2,548	842,929
Autodesk, Inc.(a)	3,277	970,385
Cadence Design Systems, Inc.(a)	3,360	964,555
Check Point Software Technologies, Ltd.(a)	3,768	862,420
Cognex Corp.	26,753	801,787
Crowdstrike Holdings, Inc., Class A(a)	2,436	1,148,258
CyberArk Software, Ltd.(a)	2,516	963,075
Dassault Systemes SE	19,368	725,714
Datadog, Inc., Class A(a)	8,230	970,152
Dynatrace, Inc.(a)	17,163	926,974
First Solar, Inc.(a)	6,097	963,813
Fortinet, Inc.(a)	8,637	879,074
Gen Digital, Inc.	30,722	874,963
Guidewire Software, Inc.(a)	4,603	989,737
Intuit, Inc.	1,388	1,045,816
Itron, Inc.(a)	7,765	897,634
Keyence Corp.	2,037	859,844
Klaviyo, Inc.(a)	25,301	860,234
Nemetschek SE	6,742	936,229
Okta, Inc.(a)	7,593	783,370
Omron Corp.(d)	26,300	684,482
Open Text Corp.(d)	32,251	913,026
Palo Alto Networks, Inc.(a)	4,597	884,555
PTC, Inc.(a)	5,261	885,532
Qorvo, Inc.(a)	11,690	888,674

3 | May 31, 2025

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
Qualys, Inc.(a)	6,659	$922,604
Renishaw PLC	22,233	769,857
Salesforce, Inc.	2,975	789,476
Samsara, Inc., Class A(a)	21,827	1,015,829
SAP SE, Sponsored ADR	3,178	962,489
SenseTime Group, Inc.(a)(b)(c)(d)	3,723,000	664,728
ServiceNow, Inc.(a)	1,002	1,013,112
Silicon Laboratories, Inc.(a)	6,694	806,828
Skyworks Solutions, Inc.	12,035	830,776
Snowflake, Inc., Class A(a)	5,432	1,117,199
SolarEdge Technologies, Inc.(a)(d)	53,765	960,243
SoundHound AI, Inc.(a)(d)	90,866	918,655
Synopsys, Inc.(a)	1,892	877,850
Temenos AG(d)	10,372	769,393
Trend Micro, Inc.	11,983	901,463
Workday, Inc., Class A(a)	3,409	844,443
Xero, Ltd.(a)	8,228	977,431
Xinyi Solar Holdings, Ltd.(d)	1,956,000	591,208
Zoom Communications, Inc., Class A(a)	11,221	911,706
Zscaler, Inc.(a)	4,271	1,177,516
Total Information Technology		42,818,935

Real Estate (0.97%)
Equinix, Inc.	968	860,378

Utilities (2.04%)
China Longyuan Power Group Corp., Ltd., Class H	1,045,000	867,601
Enlight Renewable Energy, Ltd.(a)	47,715	933,114
Total Utilities		1,800,715

TOTAL COMMON STOCKS
(Cost $77,385,238)		87,392,146

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.95%)
Utilities (0.95%)
Brookfield Renewable Partners LP	35,422	841,703

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $981,612)		841,703

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.69%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $75,014)	4.24%	75,014	$75,014

Investments Purchased with Collateral from Securities Loaned (6.61%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $5,839,629)		5,839,629	$5,839,629
TOTAL SHORT TERM INVESTMENTS
(Cost $5,914,643)			5,914,643

TOTAL INVESTMENTS (106.51%)
(Cost $84,281,493)			$94,148,492
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.51%)			(5,753,497)
NET ASSETS - 100.00%			$88,394,995

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,072,711, representing 2.34% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2025, the market value of those securities was $2,072,711, representing 2.34% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,854,230.

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2025

ALPS Electrification Infrastructure ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.86%)
Energy (13.34%)
Antero Midstream Corp.	14,596	$274,113
Cameco Corp.	6,347	371,489
Cheniere Energy, Inc.	1,131	268,036
DT Midstream, Inc.	2,623	274,732
Enbridge, Inc.	5,666	263,356
Kinder Morgan, Inc.	9,235	258,949
ONEOK, Inc.	2,958	239,125
Pembina Pipeline Corp.	6,588	246,918
Targa Resources Corp.	1,450	228,999
TC Energy Corp.	5,233	264,999
Williams Cos., Inc.	4,288	259,467
Total Energy		2,950,183

Industrials (31.10%)
Acuity, Inc.	1,044	271,325
AECOM	2,668	293,080
AMETEK, Inc.	1,537	274,723
Comfort Systems USA, Inc.	754	360,585
Eaton Corp. PLC	928	297,146
EMCOR Group, Inc.	667	314,731
Emerson Electric Co.	2,465	294,272
Fluor Corp.(a)	7,540	313,513
GE Vernova, Inc.	812	384,060
Generac Holdings, Inc.(a)	2,291	279,800
Hubbell, Inc.	725	282,446
Jacobs Solutions, Inc.	2,099	265,103
MasTec, Inc.(a)	2,175	339,148
NEXTracker, Inc.(a)	6,293	356,750
nVent Electric PLC	5,146	338,607
Parsons Corp.(a)	3,915	253,849
Quanta Services, Inc.	957	327,830
Regal Rexnord Corp.	2,465	328,930
Rockwell Automation, Inc.	1,073	338,585
Tetra Tech, Inc.	8,307	290,247
Valmont Industries, Inc.	870	276,695
Vertiv Holdings Co.	3,696	398,908
Total Industrials		6,880,333

Information Technology (13.74%)
Amphenol Corp., Class A	3,870	348,028
Badger Meter, Inc.	1,363	338,324
Coherent Corp.(a)	4,524	342,150
Corning, Inc.	5,945	294,813
Enphase Energy, Inc.(a)	4,698	194,450
First Solar, Inc.(a)	1,943	307,150
Keysight Technologies, Inc.(a)	1,827	286,912

Security Description	Shares	Value
Information Technology (continued)
TE Connectivity PLC	1,914	$306,374
Trimble, Inc.(a)	4,218	300,617
Zebra Technologies Corp.(a)	1,102	319,327
Total Information Technology		3,038,145

Materials (2.73%)
Freeport-McMoRan, Inc.	7,966	306,532
Teck Resources, Ltd., Class B	8,015	296,956
Total Materials		603,488

Technology (0.01%)
Amentum Holdings, Inc.(a)	78	1,611

Utilities (38.94%)
AES Corp.	22,756	229,608
Alliant Energy Corp.	3,957	246,244
Ameren Corp.	2,465	238,809
American Electric Power Co., Inc.	2,291	237,096
CenterPoint Energy, Inc.	6,550	243,922
CMS Energy Corp.	3,316	232,883
Consolidated Edison, Inc.	2,204	230,296
Constellation Energy Corp.	1,247	381,768
Dominion Energy, Inc.	4,682	265,329
DTE Energy Co.	1,827	249,660
Duke Energy Corp.	2,001	235,558
Edison International	4,437	246,919
Entergy Corp.	2,942	245,010
Evergy, Inc.	3,607	239,541
Eversource Energy	4,292	278,164
Exelon Corp.	5,233	229,310
FirstEnergy Corp.	6,074	254,744
Fortis, Inc.	5,231	255,430
IDACORP, Inc.	2,059	244,918
NextEra Energy, Inc.	3,625	256,070
NiSource, Inc.	6,275	248,114
NRG Energy, Inc.	2,708	422,176
OGE Energy Corp.	5,510	245,030
PG&E Corp.	14,600	246,448
Pinnacle West Capital Corp.	2,614	238,475
PPL Corp.	6,942	241,235
Public Service Enterprise Group, Inc.	2,987	242,037
Sempra	3,654	287,167
Southern Co.	2,679	241,110
Talen Energy Corp.(a)	1,276	311,280
Vistra Corp.	2,275	365,297
WEC Energy Group, Inc.	2,262	243,029

5 | May 31, 2025

ALPS Electrification Infrastructure ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Utilities (continued)
Xcel Energy, Inc.	3,480	$243,948
Total Utilities		8,616,625

TOTAL COMMON STOCKS
(Cost $20,540,098)		22,090,385

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.24%	7,169	$7,169

TOTAL SHORT TERM INVESTMENTS
(Cost $7,169)			7,169

TOTAL INVESTMENTS (99.89%)
(Cost $20,547,267)			$22,097,554
NET LIABILITIES LESS OTHER ASSETS (0.11%)			24,271
NET ASSETS - 100.00%			$22,121,825

(a)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2025

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.86%)
Biotechnology (81.31%)
4D Molecular Therapeutics, Inc.(a)(b)	31,952	$115,665
ACADIA Pharmaceuticals, Inc.(a)	116,710	2,517,435
Agios Pharmaceuticals, Inc.(a)	41,314	1,325,766
Akero Therapeutics, Inc.(a)	56,780	2,819,127
Aldeyra Therapeutics, Inc.(a)(b)	42,656	91,710
Alector, Inc.(a)	72,973	97,054
Alkermes PLC(a)	113,203	3,465,144
Amicus Therapeutics, Inc.(a)	217,037	1,317,415
AnaptysBio, Inc.(a)(b)	22,522	500,664
Anavex Life Sciences Corp.(a)(b)	58,644	441,589
Annexon, Inc.(a)(b)	80,464	164,147
Apogee Therapeutics, Inc.(a)(b)	32,429	1,188,199
Arcturus Therapeutics Holdings, Inc.(a)(b)	19,427	243,420
Arcus Biosciences, Inc.(a)(b)	75,090	670,554
ArriVent Biopharma, Inc.(a)(b)	24,509	520,816
Astria Therapeutics, Inc.(a)	42,306	201,377
Aura Biosciences, Inc.(a)(b)	36,190	212,073
Aurinia Pharmaceuticals, Inc.(a)	96,765	758,638
Autolus Therapeutics PLC, ADR(a)	194,483	340,345
Avidity Biosciences, Inc.(a)(b)	85,552	2,650,401
BioCryst Pharmaceuticals, Inc.(a)	149,580	1,607,986
Capricor Therapeutics, Inc.(a)(b)	32,359	320,031
Cargo Therapeutics, Inc.(a)(b)	32,291	137,237
Cartesian Therapeutics, Inc.(a)(b)	18,885	180,541
Celcuity, Inc.(a)(b)	28,044	298,108
Celldex Therapeutics, Inc.(a)(b)	48,830	965,857
CG oncology, Inc.(a)(b)	55,122	1,412,226
Compass Pathways PLC, ADR(a)(b)	64,499	268,316
Crinetics Pharmaceuticals, Inc.(a)(b)	65,741	2,005,758
Day One Biopharmaceuticals, Inc.(a)	71,424	455,685
Denali Therapeutics, Inc.(a)	108,960	1,442,630
Dianthus Therapeutics, Inc.(a)(b)	23,065	401,100
Disc Medicine, Inc.(a)	24,912	1,162,892
Eledon Pharmaceuticals, Inc.(a)	43,269	129,807
Enanta Pharmaceuticals, Inc.(a)	15,831	93,878
Erasca, Inc.(a)(b)	204,768	286,675
Galapagos NV, Sponsored ADR(a)(b)	47,222	1,358,105
Ideaya Biosciences, Inc.(a)	60,074	1,194,872
Immunocore Holdings PLC, ADR(a)(b)	35,097	1,284,550

Security Description	Shares	Value
Biotechnology (continued)
Immunome, Inc.(a)(b)	60,908	$533,554
Intellia Therapeutics, Inc.(a)(b)	75,304	517,338
Ironwood Pharmaceuticals, Inc.(a)(b)	113,801	68,178
iTeos Therapeutics, Inc.(a)	27,898	279,538
Keros Therapeutics, Inc.(a)(b)	28,956	409,727
Kyverna Therapeutics, Inc.(a)(b)	31,307	79,833
Larimar Therapeutics, Inc.(a)	46,227	104,011
MacroGenics, Inc.(a)(b)	47,373	64,427
MannKind Corp.(a)	215,007	892,279
Merus NV(a)	49,884	2,796,997
Mineralys Therapeutics, Inc.(a)	33,757	525,934
Mirum Pharmaceuticals, Inc.(a)(b)	34,688	1,542,228
MoonLake Immunotherapeutics(a)(b)	46,068	1,797,113
Newamsterdam Pharma Co. NV(a)	76,222	1,380,380
Novavax, Inc.(a)(b)	111,242	816,516
Olema Pharmaceuticals, Inc.(a)(b)	49,163	259,581
Praxis Precision Medicines, Inc.(a)(b)	14,548	560,825
ProKidney Corp.(a)	92,690	66,996
Protagonist Therapeutics, Inc.(a)	45,188	2,145,075
Prothena Corp. PLC(a)	36,962	169,656
PTC Therapeutics, Inc.(a)	56,067	2,720,371
Replimune Group, Inc.(a)	54,854	492,589
Rezolute, Inc.(a)(b)	41,945	172,813
Rhythm Pharmaceuticals, Inc.(a)	45,222	2,773,465
Rigel Pharmaceuticals, Inc.(a)	12,757	244,934
Savara, Inc.(a)(b)	112,723	257,008
Stoke Therapeutics, Inc.(a)(b)	38,848	370,610
Sutro Biopharma, Inc.(a)	59,610	53,512
Tourmaline Bio, Inc.(a)(b)	17,042	284,261
Upstream Bio, Inc.(a)(b)	38,055	351,248
UroGen Pharma, Ltd.(a)(b)	31,904	135,273
Vanda Pharmaceuticals, Inc.(a)	40,894	177,480
Vera Therapeutics, Inc.(a)(b)	45,295	858,340
Vericel Corp.(a)	35,376	1,460,852
Vir Biotechnology, Inc.(a)(b)	100,138	494,682
Viridian Therapeutics, Inc.(a)	59,869	833,376
Xencor, Inc.(a)(b)	50,111	400,888
Xenon Pharmaceuticals, Inc.(a)	54,085	1,560,352
Y-mAbs Therapeutics, Inc.(a)(b)	32,429	149,173
Zai Lab, Ltd., ADR(a)(b)	74,601	2,248,474
Zenas Biopharma, Inc.(a)(b)	27,396	260,810

7 | May 31, 2025

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Biotechnology (continued)
Zentalis Pharmaceuticals, Inc.(a)(b)	53,595	$64,850
Total Biotechnology		66,023,340

Health Care Providers & Services (0.57%)
Fulgent Genetics, Inc.(a)(b)	22,157	459,093

Pharmaceuticals (17.98%)
Aclaris Therapeutics, Inc.(a)(b)	76,720	112,011
Amylyx Pharmaceuticals, Inc.(a)	65,829	339,019
Axsome Therapeutics, Inc.(a)	31,657	3,329,050
Edgewise Therapeutics, Inc.(a)	66,498	949,591
Liquidia Corp.(a)(b)	61,017	910,374
MBX Biosciences, Inc.(a)(b)	25,353	314,884
Neumora Therapeutics, Inc.(a)(b)	111,378	79,780
Nuvation Bio, Inc.(a)(b)	239,661	508,081
Pharvaris NV(a)(b)	35,675	592,205
Pliant Therapeutics, Inc.(a)(b)	44,069	59,493
Rapport Therapeutics, Inc.(a)(b)	25,443	210,414
Structure Therapeutics, Inc., ADR(a)(b)	42,251	919,381
Tarsus Pharmaceuticals, Inc.(a)	27,307	1,172,836
Theravance Biopharma, Inc.(a)	35,136	321,846
Verona Pharma PLC, ADR(a)	58,904	4,783,006
Total Pharmaceuticals		14,601,971

TOTAL COMMON STOCKS
(Cost $101,929,635)		81,084,404

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.13%)
Money Market Fund (0.16%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $130,293)	4.24%	130,293	$130,293

Investments Purchased with Collateral
from Securities Loaned (6.97%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $5,660,324)		5,660,324	$5,660,324
TOTAL SHORT TERM INVESTMENTS
(Cost $5,790,617)			5,790,617

TOTAL INVESTMENTS (106.99%)
(Cost $107,720,252)			$86,875,021
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.99%)			(5,678,397)
NET ASSETS - 100.00%			$81,196,624

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $21,697,602.

See Notes to Financial Statements and Financial Highlights.

8 | May 31, 2025

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2025 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Electrification Infrastructure ETF	ALPS Medical Breakthroughs ETF
ASSETS:
Investments, at value(a)	$99,297,387	$94,148,492	$22,097,554	$86,875,021
Cash	–	–	1,966	–
Foreign Currency, at value (Cost $–, $3, $– and $–)	–	3	–	–
Dividends receivable	145,575	125,980	28,305	16,218
Receivable for investments sold	11,423,051	532,423	–	–
Receivable for shares sold	–	2,357,197	–	–
Total Assets	110,866,013	97,164,095	22,127,825	86,891,239

LIABILITIES:
Payable to adviser	45,615	35,882	6,000	34,291
Payable for investments purchased	1,689,666	2,893,589	–	–
Payable for capital shares redeemed	9,742,394	–	–	–
Payable for collateral upon return of securities loaned	12,315,640	5,839,629	–	5,660,324
Total Liabilities	23,793,315	8,769,100	6,000	5,694,615
NET ASSETS	$87,072,698	$88,394,995	$22,121,825	$81,196,624

NET ASSETS CONSIST OF:
Paid-in capital	$559,302,400	$107,887,958	$20,535,214	$243,788,637
Total distributable earnings/(accumulated losses)	(472,229,702)	(19,492,963)	1,586,611	(162,592,013)
NET ASSETS	$87,072,698	$88,394,995	$22,121,825	$81,196,624

INVESTMENTS, AT COST	$243,540,342	$84,281,493	$20,547,267	$107,720,252

PRICING OF SHARES
Net Assets	$87,072,698	$88,394,995	$22,121,825	$81,196,624
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	3,575,002	1,875,002	725,002	2,800,000
Net Asset Value, offering and redemption price per share	$24.36	$47.14	$30.51	$29.00

(a)	Includes $26,096,875, $7,854,230, $- and $21,697,602 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

9 | May 31, 2025

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Electrification Infrastructure ETF(a)	ALPS Medical Breakthroughs ETF
INVESTMENT INCOME:
Dividend income*	$647,384	$309,529	$44,702	$3,571
Securities lending income	161,420	13,281	–	73,763
Total investment income	808,804	322,810	44,702	77,334

EXPENSES:
Investment adviser fees	279,656	219,288	8,432	232,689
Total expenses	279,656	219,288	8,432	232,689
NET INVESTMENT INCOME/(LOSS)	529,148	103,522	36,270	(155,355)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments(b)	(31,104,051)	2,153,309	–	1,670,737
Net realized gain/(loss) on foreign currency transactions	(204)	5,792	–	–
Total net realized gain/(loss)	(31,104,255)	2,159,101	–	1,670,737
Net change in unrealized appreciation/(depreciation) on investments	15,492,971	(1,377,151)	1,550,287	(27,973,168)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(20)	1,947	54	–
Total net change in unrealized appreciation/(depreciation)	15,492,951	(1,375,204)	1,550,341	(27,973,168)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(15,611,304)	783,897	1,550,341	(26,302,431)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,082,156)	$887,419	$1,586,611	$(26,457,786)
*Net of foreign tax withholding.	$56,920	$20,282	$530	$–

(a)	The ALPS Electrification Infrastructure ETF commenced operations on April 9, 2025.
(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

10 | May 31, 2025

ALPS Clean Energy ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$529,148	$1,826,605
Net realized loss	(31,104,255)	(147,618,871)
Net change in unrealized appreciation/(depreciation)	15,492,951	122,946,030
Net decrease in net assets resulting from operations	(15,082,156)	(22,846,236)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(534,065)	(987,799)
From tax return of capital	–	(1,743,750)
Total distributions	(534,065)	(2,731,549)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	42,468,272	136,265,280
Cost of shares redeemed	(67,690,233)	(250,753,573)
Net decrease from capital share transactions	(25,221,961)	(114,488,293)
Net decrease in net assets	(40,838,182)	(140,066,078)

NET ASSETS:
Beginning of period	127,910,880	267,976,958
End of period	$87,072,698	$127,910,880

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,550,002	8,550,002
Shares sold	1,750,000	4,550,000
Shares redeemed	(2,725,000)	(8,550,000)
Shares outstanding, end of period	3,575,002	4,550,002

See Notes to Financial Statements and Financial Highlights.

11 | May 31, 2025

ALPS Disruptive Technologies ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$103,522	$296,642
Net realized gain	2,159,101	2,325,524
Net change in unrealized appreciation/(depreciation)	(1,375,204)	16,074,225
Net increase in net assets resulting from operations	887,419	18,696,391

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(399,326)	(292,162)
Total distributions	(399,326)	(292,162)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,686,164	3,055,072
Cost of shares redeemed	(11,132,661)	(25,339,217)
Net decrease from capital share transactions	(5,446,497)	(22,284,145)
Net decrease in net assets	(4,958,404)	(3,879,916)

NET ASSETS:
Beginning of period	93,353,399	97,233,315
End of period	$88,394,995	$93,353,399

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,000,002	2,525,002
Shares sold	125,000	75,000
Shares redeemed	(250,000)	(600,000)
Shares outstanding, end of period	1,875,002	2,000,002

See Notes to Financial Statements and Financial Highlights.

12 | May 31, 2025

ALPS Electrification Infrastructure ETF

Statements of Changes in Net Assets

For the Period April 9, 2025 (Commencement of Operations) to May 31, 2025
OPERATIONS:
Net investment income	$36,270
Net change in unrealized appreciation/(depreciation)	1,550,341
Net increase in net assets resulting from operations	1,586,611

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	20,535,214
Net increase from capital share transactions	20,535,214
Net increase in net assets	22,121,825

NET ASSETS:
Beginning of period	–
End of period	$22,121,825

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	725,002
Shares outstanding, end of period	725,002

See Notes to Financial Statements and Financial Highlights.

13 | May 31, 2025

ALPS Medical Breakthroughs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment loss	$(155,355)	$(400,845)
Net realized gain	1,670,737	7,550,987
Net change in unrealized appreciation/(depreciation)	(27,973,168)	31,240,527
Net increase/(decrease) in net assets resulting from operations	(26,457,786)	38,390,669

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,667,062)	(220,286)
Total distributions	(3,667,062)	(220,286)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	713,612	19,659,637
Cost of shares redeemed	(12,587,901)	(18,323,776)
Net increase/(decrease) from capital share transactions	(11,874,289)	1,335,861
Net increase/(decrease) in net assets	(41,999,137)	39,506,244

NET ASSETS:
Beginning of period	123,195,761	83,689,517
End of period	$81,196,624	$123,195,761

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,175,000	3,175,000
Shares sold	25,000	550,000
Shares redeemed	(400,000)	(550,000)
Shares outstanding, end of period	2,800,000	3,175,000

See Notes to Financial Statements and Financial Highlights.

14 | May 31, 2025

ALPS Clean Energy ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021		For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$28.11		$31.34	$55.74	$73.94	$70.05		$32.23

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.25	0.47	0.39	0.20		0.25
Net realized and unrealized gain/(loss)	(3.76)		(3.13)	(24.38)	(18.14)	4.11		38.08
Total from investment operations	(3.63)		(2.88)	(23.91)	(17.75)	4.31		38.33

DISTRIBUTIONS:
From net investment income	(0.12)		(0.13)	(0.40)	(0.19)	(0.17)		(0.18)
Tax return of capital	–		(0.22)	(0.09)	(0.26)	(0.25)		(0.33)
Total distributions	(0.12)		(0.35)	(0.49)	(0.45)	(0.42)		(0.51)

Net increase/(decrease) in net asset value	(3.75)		(3.23)	(24.40)	(18.20)	3.89		37.82
NET ASSET VALUE, END OF PERIOD	$24.36		$28.11	$31.34	$55.74	$73.94		$70.05
TOTAL RETURN(b)	(12.95)%		(9.32)%	(43.11)%	(24.00)%	6.16%		120.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$87,073		$127,911	$267,977	$707,911	$1,014,767		$609,457

Ratio of expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.55%	0.56	%(d)	0.65%
Ratio of net investment income to average net assets	1.04	%(c)	0.85%	1.09%	0.69%	0.26%		0.57%
Portfolio turnover rate(e)	22%		32%	38%	44%	39%		34%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Effective January 1, 2021, the Fund's Advisory Fee changed from 0.65% to 0.55%.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

15 | May 31, 2025

ALPS Disruptive Technologies ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$46.68		$38.51	$34.92	$48.23	$42.99	$31.88

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/ (loss)(a)	0.05		0.13	0.15	(0.02)	0.15	0.25
Net realized and unrealized gain/(loss)	0.61		8.15	3.45	(13.17)	5.26	11.00
Total from investment operations	0.66		8.28	3.60	(13.19)	5.41	11.25
DISTRIBUTIONS:
From net investment income	(0.20)		(0.11)	(0.01)	(0.12)	(0.17)	(0.14)
Total distributions	(0.20)		(0.11)	(0.01)	(0.12)	(0.17)	(0.14)

Net increase/(decrease) in net asset value	0.46		8.17	3.59	(13.31)	5.24	11.11
NET ASSET VALUE, END OF PERIOD	$47.14		$46.68	$38.51	$34.92	$48.23	$42.99
TOTAL RETURN(b)	1.42%		21.54%	10.31%	(27.41)%	12.60%	35.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$88,395		$93,353	$97,233	$122,214	$237,546	$150,459

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income/(loss) to average net assets	0.24	%(c)	0.30%	0.42%	(0.05)%	0.31%	0.72%
Portfolio turnover rate(d)	15%		35%	34%	31%	26%	38%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

16 | May 31, 2025

ALPS Electrification Infrastructure ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Period
	April 9, 2025
	(Commencement
	of Operations) to
	May 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09
Net realized and unrealized gain	5.42
Total from investment operations	5.51

Net increase in net asset value	5.51
NET ASSET VALUE, END OF PERIOD	$30.51
TOTAL RETURN(b)	13.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$22,122

Ratio of expenses to average net assets	0.50	%(c)
Ratio of net investment income to average net assets	2.15	%(c)
Portfolio turnover rate(d)	0%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

17 | May 31, 2025

ALPS Medical Breakthroughs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$38.80		$26.36	$31.29	$42.94	$49.00	$39.51

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.13)	(0.10)	(0.13)	(0.18)	(0.13)
Net realized and unrealized gain/(loss)	(8.58)		12.64	(4.83)	(11.52)	(5.88)	9.64
Total from investment operations	(8.63)		12.51	(4.93)	(11.65)	(6.06)	9.51

DISTRIBUTIONS:
From net investment income	(1.17)		(0.07)	–	–	–	(0.02)
Total distributions	(1.17)		(0.07)	–	–	–	(0.02)

Net increase/(decrease) in net asset value	(9.80)		12.44	(4.93)	(11.65)	(6.06)	9.49
NET ASSET VALUE, END OF PERIOD	$29.00		$38.80	$26.36	$31.29	$42.94	$49.00
TOTAL RETURN(b)	(22.70)%		47.50%	(15.76)%	(27.13)%	(12.37)%	24.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$81,197		$123,196	$83,690	$115,009	$188,929	$242,542

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets	(0.33	)%(c)	(0.37)%	(0.34)%	(0.39)%	(0.36)%	(0.33)%
Portfolio turnover rate(d)	26%		72%	81%	88%	81%	68%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

18 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Electrification Infrastructure ETF and the ALPS Medical Breakthroughs ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS Clean Energy ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the CIBC Atlas Clean Energy Index. The investment objective of the ALPS Disruptive Technologies ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the Indxx Disruptive Technologies Index. The investment objective of the ALPS Electrification Infrastructure ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the Ladenburg Thalmann Electrification Infrastructure Index. The investment objective of the ALPS Medical Breakthroughs ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the S-Network Medical Breakthroughs Index.

ALPS Clean Energy ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. ALPS Disruptive Technologies ETF, ALPS Electrification Infrastructure ETF, and ALPS Medical Breakthroughs ETF have elected to qualify as a diversified series of the Trust under the 1940 Act.

With the exception of the ALPS Electrification Infrastructure ETF, each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). ALPS Electrification Infrastructure ETF is listed on the Nasdaq Stock Market LLC (“NASDAQ”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

19 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

20 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2025:

ALPS Clean Energy ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$81,137,462	$–	$–	$81,137,462
Master Limited Partnerships*	5,719,938	–	–	5,719,938
Short Term Investments	12,439,987	–	–	12,439,987
Total	$99,297,387	$–	$–	$99,297,387

ALPS Disruptive Technologies ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	87,392,146	–	–	87,392,146
Master Limited Partnerships*	841,703	–	–	841,703
Short Term Investments	5,914,643	–	–	5,914,643
Total	$94,148,492	$–	$–	$94,148,492

ALPS Electrification Infrastructure ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	22,090,385	–	–	22,090,385
Short Term Investments	7,169	–	–	7,169
Total	$22,097,554	$–	$–	$22,097,554

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$81,084,404	$–	$–	$81,084,404
Short Term Investments	5,790,617	–	–	5,790,617
Total	$86,875,021	$–	$–	$86,875,021

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2025.

C. Foreign Investment Risk

The Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information and less stringent accounting, corporate governance and financial reporting standards than for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

21 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for the ALPS Disruptive Technologies ETF, the ALPS Global Travel Beneficiaries ETF and the ALPS Medical Breakthroughs ETF, if any, are declared and paid annually or as the Board may determine from time to time. Dividends from net investment income for ALPS Clean Energy ETF, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of the distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2024
ALPS Clean Energy ETF	$987,799	$–	$1,743,750
ALPS Disruptive Technologies ETF	292,162	–	–
ALPS Medical Breakthroughs ETF	220,286	–	–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Clean Energy ETF	$119,474,159	$167,576,848
ALPS Disruptive Technologies ETF	9,750,719	20,430,005
ALPS Medical Breakthroughs ETF	80,707,854	57,273,292
22 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETFo	ALPS Electrification Infrastructure ETF	ALPS Medical Breakthroughs ETF
Gross appreciation (excess of value over tax cost)	$4,066,450	$19,287,867	$1,708,343	$10,682,854
Gross depreciation (excess of tax cost over value)	(149,791,793)	(10,460,370)	(158,056)	(32,222,312)
Net unrealized appreciation/(depreciation)	$(145,725,343)	$8,827,497	$1,550,287	$(21,539,458)
Cost of investments for income tax purposes	$245,022,730	$85,320,995	$20,547,267	$108,414,479

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2025, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

I. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Funds’ securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by each Fund from securities lending activity is disclosed in the Statement of Operations.

23 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following is a summary of each Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Clean Energy ETF	$26,096,875	$12,315,640	$15,676,714	$27,992,354
ALPS Disruptive Technologies ETF	7,854,230	5,839,629	2,332,635	8,172,264
ALPS Medical Breakthroughs ETF	21,697,602	5,660,324	17,117,731	22,778,055

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2025:

ALPS Clean Energy ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$12,315,640	$–	$–	$–	$12,315,640
Total Borrowings					12,315,640
Gross amount of recognized liabilities for securities lending (collateral received)					$12,315,640

ALPS Disruptive Technologies ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$5,839,629	$–	$–	$–	$5,839,629
Total Borrowings					5,839,629
Gross amount of recognized liabilities for securities lending (collateral received)					$5,839,629

ALPS Medical Breakthroughs ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$5,660,324	$–	$–	$–	$5,660,324
Total Borrowings					5,660,324
Gross amount of recognized liabilities for securities lending (collateral received)					$5,660,324

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Clean Energy ETF	0.55%
ALPS Disruptive Technologies ETF	0.50%
ALPS Electrification Infrastructure ETF	0.50%
ALPS Medical Breakthroughs ETF	0.50%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

24 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$22,585,367	$22,276,649
ALPS Disruptive Technologies ETF	13,372,438	13,612,978
ALPS Medical Breakthroughs ETF	24,565,196	28,446,695

For the six months ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$42,472,192	$67,680,760
ALPS Disruptive Technologies ETF	5,681,621	11,089,562
ALPS Electrification Infrastructure ETF	20,538,424	–
ALPS Medical Breakthroughs ETF	713,492	12,587,500

For the six months ended May 31, 2025, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Clean Energy ETF	$(5,997,882)
ALPS Disruptive Technologies ETF	2,825,987
ALPS Medical Breakthroughs ETF	2,319,336

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

25 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

6. RELATED PARTY TRANSACTIONS

The ALPS Disruptive Technologies ETF engaged in cross trades between other funds in the Trust, or other funds to which the Adviser provides advisory services, during the six months ended May 31, 2025 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the year ended May 31, 2025, were as follows:

	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Disruptive Technologies ETF	$–	$100,362	$(6,805)

7. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund's portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

8. CONCENTRATION RISK

Each Fund seeks to track an underlying index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Funds.

9. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements

26 | May 31, 2025

ALPS ETF Trust

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

Fund	Qualified Dividend Income	Dividend Received Deduction
ALPS Clean Energy ETF	100.00%	35.14%
ALPS Disruptive Technologies ETF	100.00%	53.29%
ALPS Medical Breakthroughs ETF	0.00%	0.00%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

LICENSING AGREEMENT

ALPS Clean Energy ETF

CIBC NTC is the designer of the construction and methodology for the Underlying Index. “CIBC NTC” and “CIBC Atlas Clean Energy Index” are service marks or trademarks of the Index Provider. CIBC NTC acts as brand licensor for the Underlying Index and is not responsible for the descriptions of the Fund that appear herein.

The Fund is not sponsored by CIBC NTC or any of its affiliates. CIBC NTC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly. CIBC NTC does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assumes no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. CIBC NTC has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in determining, composing or calculating the Underlying Index. CIBC NTC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund.

CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund. CIBC NTC makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. CIBC NTC makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall CIBC NTC have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

All intellectual property rights in the Underlying Index vests in CIBC NTC.

The Underlying Index is the property of CIBC NTC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Underlying Index. The Underlying Index is not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Underlying Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by CIBC NTC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to CIBC NTC with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Underlying Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

27 | May 31, 2025

ALPS ETF Trust

Additional Information	May 31, 2025 (Unaudited)

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CIBC NTC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

The Index Provider is not affiliated with the Trust, the Adviser or ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Index Provider has entered into a license agreement with the Adviser (the “License Agreement”). The use of the Underlying Index by the Adviser and the Fund is subject to the terms of the License Agreement, which impose certain limitations and conditions on the Fund’s ability to use the Underlying Index.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

ALPS Disruptive Technologies ETF

“Indxx” is a service mark of Indxx, LLC (“Indxx” or the “Index Provider”) and has been licensed for use for certain purposes by ALPS Advisors, Inc. (the “Adviser”).

The ALPS Disruptive Technologies ETF is not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the ALPS Disruptive Technologies ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Disruptive Technologies ETF particularly. Indxx has no obligation to take the needs of ALPS Advisors, Inc. or the shareholders of ALPS Disruptive Technologies ETF into consideration in determining, composing, or calculating the Underlying Index. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the ALPS Disruptive Technologies ETF shares to be issued or in the determination or calculation of the equation by which the ALPS Disruptive Technologies ETF is to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the ALPS Disruptive Technologies ETF.

INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE INDEX(ES), TRADING BASED ON THE INDEX(ES), OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE PRODUCTS, OR FOR ANY OTHER USE. INDXX EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS, EXPRESS, STATUTORY, OR IMPLIED, EXCEPT AS SET FORTH IN THIS AGREEMENT. EXCEPT AS OTHERWISE SPECIFICALLY SET FORTH IN THIS AGREEMENT, INDXX HEREBY EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE, OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX(ES) OR ANY DATA INCLUDED THEREIN. INDXX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, ITS SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

28 | May 31, 2025

ALPS ETF Trust

Additional Information	May 31, 2025 (Unaudited)

ALPS Electrification Infrastructure ETF

Ladenburg Thalmann Index, LLC (the “Index Provider”) is not affiliated with the ALPS Electrification Infrastructure ETF (the “Fund”) or ALPS Advisors, Inc. (the “Adviser”). The Fund is entitled to use the Underlying Index pursuant to a licensing agreement with the Index Provider and the Adviser. The Adviser pays a licensing fee to the Index Provider out of the management fee.

LADENBURG THALMANN INDEX, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LADENBURG THALMANN ELECTRIFICATION INFRASTRUCTURE INDEX (THE “INDEX”) OR ANY DATA INCLUDED THEREIN AND LADENBURG THALMANN INDEX, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LADENBURG THALMANN INDEX, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALPS ELECTRIFICATION INFRASTRUCURE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. LADENBURG THALMANN INDEX, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LADENBURG THALMANN INDEX, LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ALPS Medical Breakthroughs ETF

The Fund is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the performance of the physical commodities market. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Underlying Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard & Poor’s Custom Indexes serves as calculation agent for the Index. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, Inc. is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

29 | May 31, 2025

ALPS ETF Trust

Additional Information	May 31, 2025 (Unaudited)

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw -Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, Inc.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

30 | May 31, 2025

ALPS ETF Trust

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

31 | May 31, 2025

ALPS ETF Trust

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

32 | May 31, 2025

ALPS ETF Trust

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee (1)	$40,000	–	$40,000
Edmund J. Burke, Trustee	86,500	–	86,500
Jeremy W. Deems, Trustee	88,500	–	88,500
Rick A. Pederson, Trustee	92,500	–	92,500
Joseph F. Keenan, Trustee	82,500	–	82,500
Susan K. Wold, Trustee	82,500	–	82,500
Laton Spahr, President and Trustee*	–	–	–
Total	$472,500	$–	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.
*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds’ unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

33 | May 31, 2025

ALPS ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

At its meeting held on March 12, 2025, the Board of Trustees of the Trust (the “Board” or the “Trustees”), where five of the six Trustees were not an "interested person" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), evaluated a proposal to approve the Investment Advisory Agreement (the “New Fund Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the ALPS Electrification Infrastructure ETF (the "New Fund"). In evaluating the New Fund Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser to the New Fund under the New Fund Advisory Agreement; (ii) the advisory fees and other expenses proposed to be paid by the New Fund compared to those of similar funds managed by other investment advisers; (iii) the expected costs of the services to be provided to the New Fund and the projected profitability to be realized by the Adviser and its affiliates from the Adviser’s relationship with the New Fund; (iv) the extent to which economies of scale would be realized if and as the New Fund’s assets increase and whether the fee level in the New Fund Advisory Agreement reflects these economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the New Fund Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the New Fund Advisory Agreement, the proposed investment strategy for the New Fund, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the New Fund, the anticipated financial support of the New Fund, and the nature and quality of services provided to other ETFs, open-end and closed-end funds sponsored by the Adviser. Based upon their review, the Board concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the New Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the New Fund as well as the fact that the Adviser agreed to pay all of the New Fund’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the New Fund’s business) out of the unitary advisory fee. Based on their review, the Board concluded that the expected profitability of the New Fund to the Adviser was not unreasonable.

The Board, including the Independent Trustees, also reviewed comparative fee and expense data provided by FUSE regarding the New Fund. The Trustees noted the proposed advisory fee for services to be provided to the New Fund by the Adviser was 0.50% of the New Fund’s average daily net assets. The Trustees also considered that the advisory fee with respect to the New Fund was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the New Fund’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the New Fund’s business) out of the unitary fee. The Board considered that, taking into account the impact of the New Fund’s unitary advisory fee, the New Fund’s expense ratio was above the median of both of its FUSE gross advisory fees peer group and total net expenses peer group. The Board took into account, among other things, the views of the Adviser with respect to the differences between the investment strategy of the New Fund and the investment strategies of the FUSE peer group and the other information available to them, the Board concluded that the advisory fee for the New Fund was reasonable under the circumstances and in light of the quality of services to be provided.

The Board also considered other benefits that may be realized by the Adviser from its relationship with the New Fund and concluded that the advisory fee was reasonable taking into account such benefits.

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the New Fund investors. Because the New Fund is newly organized, the Trustees reviewed the New Fund’s proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the New Fund had attracted assets.

In voting to approve the New Fund Advisory Agreement, the Board concluded that the terms of the New Fund Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Board considered relevant in the exercise of their reasonable business judgment. The Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

34 | May 31, 2025

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

May 31, 2025

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)

ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)

ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)

ALPS REIT Dividend Dogs ETF (NYSE ARCA: RDOG)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments
ALPS Sector Dividend Dogs ETF	1
ALPS International Sector Dividend Dogs ETF	2
ALPS Emerging Sector Dividend Dogs ETF	4
ALPS REIT Dividend Dogs ETF	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets
ALPS Sector Dividend Dogs ETF	10
ALPS International Sector Dividend Dogs ETF	11
ALPS Emerging Sector Dividend Dogs ETF	12
ALPS REIT Dividend Dogs ETF	13
Financial Highlights	14
Notes to Financial Statements and Financial Highlights	18
Additional Information	27
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	29
Proxy Disclosures for Open-End Management Investment Companies	30
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	31
Statement Regarding Basis for Approval of Investment Advisory Contract	32

alpsfunds.com

ALPS Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.28%)
Communication Services (9.89%)
AT&T, Inc.	895,223	$24,887,200
Comcast Corp., Class A	672,056	23,232,976
Omnicom Group, Inc.	294,537	21,630,797
T-Mobile US, Inc.	92,782	22,471,800
Verizon Communications, Inc.	545,137	23,964,223
Total Communication Services		116,186,996

Consumer Discretionary (10.61%)
Best Buy Co., Inc.	333,108	22,078,398
Darden Restaurants, Inc.	128,033	27,425,949
Ford Motor Co.	2,448,962	25,420,226
Genuine Parts Co.	195,145	24,689,746
McDonald's Corp.	79,431	24,929,419
Total Consumer Discretionary		124,543,738

Consumer Staples (10.20%)
Altria Group, Inc.	403,987	24,485,652
Archer-Daniels-Midland Co.	503,384	24,298,346
General Mills, Inc.	398,775	21,637,531
Kraft Heinz Co.	787,223	21,042,471
Philip Morris International, Inc.	156,675	28,293,938
Total Consumer Staples		119,757,938

Energy (9.23%)
Chevron Corp.	151,622	20,726,727
Exxon Mobil Corp.	212,722	21,761,460
Kinder Morgan, Inc.	876,452	24,575,714
ONEOK, Inc.	246,933	19,962,064
Phillips 66	187,920	21,325,162
Total Energy		108,351,127

Financials (10.11%)
KeyCorp	1,518,172	24,078,208
Prudential Financial, Inc.	219,414	22,794,921
T Rowe Price Group, Inc.	256,009	23,959,882
Truist Financial Corp.	587,170	23,193,215
US Bancorp	566,536	24,695,304
Total Financials		118,721,530

Health Care (9.22%)
AbbVie, Inc.	112,180	20,877,820
Bristol-Myers Squibb Co.	402,516	19,433,472
CVS Health Corp.	362,514	23,215,397
Pfizer, Inc.	925,535	21,740,817
Viatris, Inc.	2,615,960	22,994,288
Total Health Care		108,261,794

Industrials (9.76%)
Lockheed Martin Corp.	51,018	24,610,063
Paychex, Inc.	163,639	25,840,235
Southwest Airlines Co.	750,230	25,042,677
Stanley Black & Decker, Inc.	294,073	19,241,196

Security Description	Shares	Value
Industrials (continued)
United Parcel Service, Inc., Class B	203,446	$19,844,123
Total Industrials		114,578,294

Information Technology (10.74%)
Cisco Systems, Inc.	393,447	24,802,899
HP, Inc.	838,193	20,871,006
International Business Machines Corp.	95,841	24,828,569
Seagate Technology Holdings PLC	270,729	31,929,778
Skyworks Solutions, Inc.	343,132	23,686,402
Total Information Technology		126,118,654

Materials (9.15%)
Amcor PLC	2,434,040	22,174,104
International Paper Co.	463,361	22,153,290
LyondellBasell Industries NV, Class A	321,107	18,139,335
Newmont Mining Corp.	515,013	27,151,485
The Dow Chemical Co.	643,876	17,861,119
Total Materials		107,479,333

Utilities (10.37%)
Dominion Resources, Inc.	435,345	24,671,001
Evergy, Inc.	352,128	23,384,821
Eversource Energy	387,841	25,135,975
Exelon Corp.	538,769	23,608,858
FirstEnergy Corp.	596,350	25,010,919
Total Utilities		121,811,574

TOTAL COMMON STOCKS
(Cost $1,131,877,496)		1,165,810,978

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.19%)
Money Market Fund (0.19%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.24%	2,263,727	$2,263,727

TOTAL SHORT TERM INVESTMENTS
(Cost $2,263,727)			2,263,727

TOTAL INVESTMENTS (99.47%)
(Cost $1,134,141,223)			$1,168,074,705
OTHER ASSETS IN EXCESS OF LIABILITIES (0.53%)			6,160,235
NET ASSETS - 100.00%			$1,174,234,940

See Notes to Financial Statements and Financial Highlights.

1 | May 31, 2025

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.09%)
Australia (7.82%)
BHP Group, Ltd.	267,287	$6,590,214
Fortescue, Ltd.	634,797	6,297,435
Origin Energy, Ltd.(a)	995,103	6,940,416
Woodside Energy Group, Ltd.(a)	461,521	6,619,294
Total Australia		26,447,359

Finland (9.81%)
Fortum Oyj	400,337	6,909,337
Neste Oyj(a)	665,599	7,141,864
Nokia Oyj	1,230,746	6,394,720
Nordea Bank Abp	460,769	6,678,380
UPM-Kymmene Oyj	218,630	6,054,644
Total Finland		33,178,945

France (17.63%)
BNP Paribas SA	79,272	6,943,310
Bouygues SA	167,691	7,309,622
Cap Gemini SA	40,823	6,779,035
Carrefour SA	464,582	6,944,649
Credit Agricole SA	367,442	6,719,185
Kering SA	26,884	5,261,353
Orange SA	507,900	7,574,873
Pernod Ricard SA	62,456	6,454,730
Sanofi SA	56,522	5,616,838
Total France		59,603,595

Germany (9.11%)
BASF SE	114,173	5,496,628
Bayerische Motoren Werke AG	73,159	6,487,627
Daimler Truck Holding AG	150,650	6,536,018
Deutsche Post AG	140,653	6,287,550
Mercedes-Benz Group AG	100,094	5,976,932
Total Germany		30,784,755

Hong Kong (4.22%)
China Resources Power
Holdings Co., Ltd.	2,779,500	7,231,358
Hong Kong & China Gas Co., Ltd.	7,998,796	7,038,769
Total Hong Kong		14,270,127

Italy (4.38%)
Enel SpA	852,969	7,830,335
Intesa Sanpaolo SpA	1,250,680	6,972,600
Total Italy		14,802,935

Japan (13.93%)
Astellas Pharma, Inc.	662,100	6,575,217
Canon, Inc.(a)	199,463	6,143,508
Honda Motor Co., Ltd.	670,100	6,836,282
Japan Tobacco, Inc.	248,300	7,658,052
Kyocera Corp.	575,600	7,046,245
Mitsui OSK Lines, Ltd.(a)	176,600	6,289,829

Security Description	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co., Ltd.	218,800	$6,559,667
Total Japan		47,108,800

Netherlands (1.60%)
Stellantis NV(a)	532,594	5,421,427

Norway (4.18%)
Aker BP ASA	302,196	6,957,311
Telenor ASA	468,455	7,186,948
Total Norway		14,144,259

Poland (3.92%)
ORLEN SA	372,698	7,322,427
Santander Bank Polska SA	44,338	5,929,818
Total Poland		13,252,245

Singapore (4.42%)
Singapore Airlines, Ltd.(a)	1,302,280	7,199,268
Singapore Telecommunications, Ltd.	2,624,500	7,752,933
Total Singapore		14,952,201

Spain (2.07%)
Repsol SA(a)	520,302	7,003,645

Sweden (4.10%)
Telefonaktiebolaget LM Ericsson, Class B	793,883	6,747,254
Telia Co. AB	1,838,369	7,102,696
Total Sweden		13,849,950

Switzerland (1.80%)
Roche Holding AG	18,888	6,093,273

United Kingdom (10.10%)
British American Tobacco PLC	159,608	7,169,672
GSK PLC	334,364	6,789,094
Imperial Brands PLC	181,438	6,869,318
Rio Tinto PLC	104,812	6,216,416
Vodafone Group PLC	6,860,064	7,105,925
Total United Kingdom		34,150,425

TOTAL COMMON STOCKS
(Cost $299,077,329)		335,063,941

2 | May 31, 2025

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2025 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.47%)
Money Market Fund (0.21%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $694,899)	4.24%	694,899	$694,899

Investments Purchased with Collateral from Securities Loaned (1.26%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $4,264,967)		4,264,967	$4,264,967

TOTAL SHORT TERM INVESTMENTS
(Cost $4,959,866)			4,959,866

TOTAL INVESTMENTS (100.56%)
(Cost $304,037,195)			$340,023,807
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.56%)			(1,901,414)
NET ASSETS - 100.00%			$338,122,393

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $16,057,231.

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2025

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.61%)
Brazil (7.82%)
Cia Siderurgica Nacional SA	285,661	$412,047
Engie Brasil Energia SA	77,300	554,933
JBS S/A	87,879	616,436
Vale SA, ADR	51,826	473,171
Total Brazil		2,056,587

Chile (1.78%)
Empresas CMPC SA	293,319	468,115

China (10.02%)
China CITIC Bank Corp., Ltd.	636,100	560,566
China Minsheng Banking Corp., Ltd.	1,015,700	522,028
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	624,000	487,034
Sinotrans, Ltd.	1,085,100	525,867
Yankuang Energy Group Co., Ltd., Class H	453,400	538,915
Total China		2,634,410

Colombia (5.79%)
Cementos Argos SA	213,258	535,840
Grupo Cibest SA, ADR	11,750	486,802
Interconexion Electrica SA ESP	107,262	498,749
Total Colombia		1,521,391

Czech Republic (4.16%)
CEZ AS	10,802	594,553
Komercni banka A.S.	10,777	498,898
Total Czech Republic		1,093,451

Hungary (2.00%)
Richter Gedeon Nyrt	18,032	524,628

India (9.32%)
Infosys, Ltd., Sponsored ADR	69,087	1,256,692
Wipro, Ltd., ADR(a)	413,851	1,191,891
Total India		2,448,583

Indonesia (9.55%)
Alamtri Resources Indonesia Tbk PT	4,591,300	620,065
Indofood Sukses Makmur Tbk PT	1,158,200	559,903
Kalbe Farma Tbk PT	7,914,500	736,063
Telkom Indonesia Persero Tbk PT	3,434,000	594,468
Total Indonesia		2,510,499

Malaysia (10.12%)
Genting Malaysia Bhd	1,269,700	542,900
MISC Bhd	321,500	567,997
Petronas Gas Bhd	135,700	572,577

Security Description	Shares	Value
Malaysia (continued)
Sime Darby Bhd	1,102,400	$440,287
Telekom Malaysia Bhd	350,400	537,557
Total Malaysia		2,661,318

Mexico (6.72%)
Banco del Bajio SA(a)(b)(c)	222,094	580,197
Grupo Aeroportuario del Centro Norte SAB de CV	50,065	619,179
Kimberly-Clark de Mexico SAB de CV, Class A	317,400	563,747
Total Mexico		1,763,123

Philippines (10.03%)
Aboitiz Equity Ventures, Inc.	892,700	551,988
Globe Telecom, Inc.	13,815	438,257
Manila Electric Co.	57,240	564,244
PLDT, Inc.	21,410	466,611
Universal Robina Corp.	406,960	616,330
Total Philippines		2,637,430

Russia (0.00%)(d)
Mobile TeleSystems PJSC, Sponsored ADR(e)(f)(g)	64,600	646
Novolipetsk Steel PJSC, GDR(c)(e)(f)(g)	17,594	176
Severstal PAO, GDR(c)(e)(f)(g)	23,283	233
X5 Retail Group NV, GDR(c)(e)(f)(g)	17,785	178
Total Russia		1,233

South Africa (7.96%)
Aspen Pharmacare Holdings, Ltd.	51,590	347,567
Valterra Platinum Limited(a)	14,669	574,866
Vodacom Group, Ltd.	79,809	611,444
Woolworths Holdings, Ltd.	171,685	559,474
Total South Africa		2,093,351

Thailand (9.32%)
Bangkok Dusit Medical
Services PCL	713,400	467,233
Bumrungrad Hospital Pcl	97,300	414,957
Home Product Center PCL	2,209,200	518,189
PTT Exploration & Production PCL	155,600	464,513
PTT Oil & Retail Business PCL(b)(c)	1,630,600	586,127
Total Thailand		2,451,019

Turkey (3.02%)
Tofas Turk Otomobil Fabrikasi A.S.	85,443	385,664

4 | May 31, 2025

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Turkey (continued)
Turkiye Petrol Rafinerileri AS	129,024	$407,991
Total Turkey		793,655

TOTAL COMMON STOCKS
(Cost $26,909,026)		25,658,793

Security Description	Shares	Value
PREFERRED STOCK (2.23%)
Chile (2.23%)
Embotelladora Andina SA, Series B	137,842	586,166

TOTAL PREFERRED STOCK
(Cost $439,694)		586,166

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.93%)
Money Market Fund (0.09%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $24,050)	4.24%	24,050	$24,050

Investments Purchased with Collateral from Securities Loaned (4.84%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $1,271,351)		1,271,351	1,271,351

TOTAL SHORT TERM INVESTMENTS
(Cost $1,295,401)			1,295,401

TOTAL INVESTMENTS (104.76%)
(Cost $28,644,121)			$27,540,360
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.76%)			(1,252,604)
NET ASSETS - 100.00%			$26,287,756

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,769,990.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,166,324, representing 4.44% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2025, the market value of those securities was $1,166,911, representing 4.44% of net assets.
(d)	Less than 0.005%.
(e)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of May 31, 2025, the fair value of illiquid securities in the aggregate was $1,233, representing less than 0.005% of the Fund's net assets.
(f)	Non-income producing security.
(g)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements and Financial Highlights.
5 | May 31, 2025

ALPS REIT Dividend Dogs ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.88%)
Data Center REITs (2.50%)
Equinix, Inc.	326	$289,755

Diversified REITs (11.20%)
Alpine Income Property Trust, Inc.	16,893	258,801
Armada Hoffler Properties, Inc.	35,967	250,330
Broadstone Net Lease, Inc.	16,007	254,671
CTO Realty Growth, Inc.	14,693	270,645
Gladstone Commercial Corp.	18,340	263,179
Total Diversified REITs		1,297,626

Health Care REITs (9.96%)
Community Healthcare Trust,
Inc.	14,885	243,221
Global Medical REIT, Inc.	31,036	197,389
Healthcare Realty Trust, Inc.	16,410	237,945
Medical Properties Trust, Inc.	46,574	212,843
Universal Health Realty Income Trust	6,587	261,570
Total Health Care REITs		1,152,968

Hotel & Resort REITs (10.63%)
Apple Hospitality REIT, Inc.	20,179	233,875
Host Hotels & Resorts, Inc.	18,320	283,777
RLJ Lodging Trust	31,248	228,110
Ryman Hospitality Properties, Inc.	2,828	274,627
Summit Hotel Properties, Inc.	48,235	211,269
Total Hotel & Resort REITs		1,231,658

Industrial REITs (10.81%)
Innovative Industrial Properties, Inc.	3,928	216,904
LXP Industrial Trust	30,146	258,653
Plymouth Industrial REIT, Inc.	16,103	260,869
Rexford Industrial Realty, Inc.	6,838	240,971
STAG Industrial, Inc.	7,709	274,286
Total Industrial REITs		1,251,683

Multi-Family Residential REITs (8.76%)
BRT Apartments Corp.(a)	15,436	243,271
Centerspace	4,338	276,548
Elme Communities	15,831	254,246
NexPoint Residential Trust, Inc.	7,074	240,516
Total Multi-Family Residential REITs		1,014,581

Office REITs (10.58%)
Brandywine Realty Trust	60,295	255,048
City Office REIT, Inc.	53,895	263,007
Easterly Government Properties, Inc.	10,323	224,319
Orion Properties, Inc.	113,925	217,597

Security Description	Shares	Value
Office REITs (continued)
Postal Realty Trust, Inc.	19,192	$265,617
Total Office REITs		1,225,588

Retail REITs (11.63%)
Getty Realty Corp.	8,915	260,853
NETSTREIT Corp.	17,935	288,753
NNN REIT, Inc.	6,460	269,770
Realty Income Corp.	4,821	272,965
Saul Centers, Inc.	7,572	255,025
Total Retail REITs		1,347,366

Self-Storage REITs (2.22%)
National Storage Affiliates Trust	7,454	256,418

Single-Family Residential REITs (2.19%)
UMH Properties, Inc.	15,124	253,932

Specialized REITs (9.46%)
EPR Properties	5,285	294,322
Gaming and Leisure Properties, Inc.	5,497	256,710
Outfront Media, Inc.	16,671	275,405
VICI Properties, Inc.	8,482	268,964
Total Specialized REITs		1,095,401

Technology REITs (5.02%)
Crown Castle, Inc.	2,648	265,727
Digital Realty Trust, Inc.	1,842	315,940
Total Technology REITs		581,667

Telecom Tower REITs (4.92%)
American Tower Corp.	1,295	277,972
SBA Communications Corp.	1,257	291,485
Total Telecom Tower REITs		569,457

TOTAL COMMON STOCKS
(Cost $12,995,074)		11,568,100

6 | May 31, 2025

ALPS REIT Dividend Dogs ETF

Schedule of Investments	May 31, 2025 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.29%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $6,006)	4.24%	6,006	$6,006

Investments Purchased with Collateral from Securities Loaned (1.24%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $143,748)		143,748	$143,748

TOTAL SHORT TERM INVESTMENTS
(Cost $149,754)			149,754

TOTAL INVESTMENTS (101.17%)
(Cost $13,144,828)			$11,717,854
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.17%)			(135,295)
NET ASSETS - 100.00%			$11,582,559

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $139,413.

See Notes to Financial Statements and Financial Highlights.

7 | May 31, 2025

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2025 (Unaudited)

		ALPS
	ALPS Sector	International	ALPS Emerging	ALPS REIT
	Dividend Dogs	Sector Dividend	Sector Dividend	Dividend Dogs
	ETF	Dogs ETF	Dogs ETF	ETF
ASSETS:
Investments, at value*	$1,168,074,705	$340,023,807	$27,540,360	$11,717,854
Foreign tax reclaims	–	1,003,149	6,600	1,335
Dividends receivable	6,518,056	1,731,371	46,072	10,532
Receivable for investments sold	–	4,231,902	–	–
Receivable for shares sold	–	4,195,068	–	–
Total Assets	1,174,592,761	351,185,297	27,593,032	11,729,721

LIABILITIES:
Payable for investments purchased	–	8,661,883	20,435	–
Payable to adviser	357,821	136,054	13,490	3,414
Payable for collateral upon return of securities loaned	–	4,264,967	1,271,351	143,748
Total Liabilities	357,821	13,062,904	1,305,276	147,162
NET ASSETS	$1,174,234,940	$338,122,393	$26,287,756	$11,582,559

NET ASSETS CONSIST OF:
Paid-in capital	$1,281,685,093	$341,003,283	$36,668,437	$23,582,774
Total Distributable earnings/(accumulated losses)	(107,450,153)	(2,880,890)	(10,380,681)	(12,000,215)
NET ASSETS	$1,174,234,940	$338,122,393	$26,287,756	$11,582,559

INVESTMENTS, AT COST	$1,134,141,223	$304,037,195	$28,644,121	$13,144,828

PRICING OF SHARES:
Net Assets	$1,174,234,940	$338,122,393	$26,287,756	$11,582,559
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	20,734,141	10,075,000	1,200,000	325,000
Net Asset Value, offering and redemption price per share	$56.63	$33.56	$21.91	$35.64

*	Includes $-, $16,057,231, $1,769,990, and $139,413 respectively of securities on loan.

See Notes to Financial Statements and Financial Highlights.

8 | May 31, 2025

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

		ALPS
	ALPS Sector	International	ALPS Emerging	ALPS REIT
	Dividend Dogs	Sector Dividend	Sector Dividend	Dividend Dogs
	ETF	Dogs ETF	Dogs ETF	ETF
INVESTMENT INCOME:
Dividend Income*	$26,514,554	$9,251,937	$707,160	$387,231
Securities lending income	3,218	12,676	3,299	148
Total investment income	26,517,772	9,264,613	710,459	387,379

EXPENSES:
Investment adviser fees	2,149,229	729,421	77,690	21,813
Total expenses	2,149,229	729,421	77,690	21,813
NET INVESTMENT INCOME	24,368,543	8,535,192	632,769	365,566

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments(a)	78,704,468	3,638,750	473,919	(414,318)
Net realized loss on foreign currency transactions	–	(54,476)	(23,786)	–
Total net realized gain/(loss)	78,704,468	3,584,274	450,133	(414,318)
Net change in unrealized appreciation/(depreciation) on investments	(176,059,794)	31,086,781	454,951	(1,679,920)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	–	110,742	1,354	92
Total net change in unrealized appreciation/(depreciation)	(176,059,794)	31,197,523	456,305	(1,679,828)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(97,355,326)	34,781,797	906,438	(2,094,146)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(72,986,783)	$43,316,989	$1,539,207	$(1,728,580)
*Net of foreign tax withholding:	$–	$1,404,334	$118,933	$–

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

9 | May 31, 2025

ALPS Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
OPERATIONS:
Net investment income	$24,368,543	$46,806,967
Net realized gain/(loss)	78,704,468	(33,976,902)
Net change in unrealized appreciation/(depreciation)	(176,059,794)	301,432,766
Net increase/(decrease) in net assets resulting from operations	(72,986,783)	314,262,831

Net Equalization (Debits)	(247,132)	(870,038)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(22,922,717)	(47,603,187)
Total distributions	(22,922,717)	(47,603,187)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	30,190,242	22,489,013
Cost of shares redeemed	(39,514,809)	(105,057,796)
Net income equalization (Note 2)	247,132	870,038
Net decrease from share transactions	(9,077,435)	(81,698,745)
Net increase/(decrease) in net assets	(105,234,067)	184,090,861

NET ASSETS:
Beginning of period	1,279,469,007	1,095,378,146
End of period	$1,174,234,940	$1,279,469,007

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	20,909,141	22,484,141
Shares sold	525,000	425,000
Shares redeemed	(700,000)	(2,000,000)
Shares outstanding, end of period	20,734,141	20,909,141

See Notes to Financial Statements and Financial Highlights.

10 | May 31, 2025

ALPS International Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
OPERATIONS:
Net investment income	$8,535,192	$13,401,105
Net realized gain	3,584,274	13,896,949
Net change in unrealized appreciation/(depreciation)	31,197,523	(7,897,339)
Net increase in net assets resulting from operations	43,316,989	19,400,715

Net Equalization Credits	468,251	827,847

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(5,119,750)	(13,409,585)
Total distributions	(5,119,750)	(13,409,585)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	26,909,107	51,675,875
Cost of shares redeemed	(14,704,243)	(6,612,472)
Net income equalization (Note 2)	(468,251)	(827,847)
Net increase from share transactions	11,736,613	44,235,556
Net increase in net assets	50,402,103	51,054,533

NET ASSETS:
Beginning of period	287,720,290	236,665,757
End of period	$338,122,393	$287,720,290

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	9,750,000	8,250,000
Shares sold	825,000	1,725,000
Shares redeemed	(500,000)	(225,000)
Shares outstanding, end of period	10,075,000	9,750,000

See Notes to Financial Statements and Financial Highlights.

11 | May 31, 2025

ALPS Emerging Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
OPERATIONS:
Net investment income	$632,769	$1,409,389
Net realized gain	450,133	915,724
Net change in unrealized appreciation/(depreciation)	456,305	(318,660)
Net increase in net assets resulting from operations	1,539,207	2,006,453

Net Equalization (Debits)	(17,015)	(15,965)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(949,840)	(1,258,329)
Total distributions	(949,840)	(1,258,329)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(526,095)	(4,767,074)
Net income equalization (Note 2)	17,015	15,965
Net decrease from share transactions	(509,080)	(4,751,109)
Net increase/(decrease) in net assets	63,272	(4,018,950)

NET ASSETS:
Beginning of period	26,224,484	30,243,434
End of period	$26,287,756	$26,224,484

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,225,000	1,450,000
Shares sold	–	–
Shares redeemed	(25,000)	(225,000)
Shares outstanding, end of period	1,200,000	1,225,000

See Notes to Financial Statements and Financial Highlights.

12 | May 31, 2025

ALPS REIT Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
OPERATIONS:
Net investment income	$365,566	$382,746
Net realized loss	(414,318)	(717,319)
Net change in unrealized appreciation/(depreciation)	(1,679,828)	3,029,621
Net increase/(decrease) in net assets resulting from operations	(1,728,580)	2,695,048

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(412,315)	(463,643)
From tax return of capital	–	(312,295)
Total distributions	(412,315)	(775,938)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	2,116,950
Cost of shares redeemed	(949,025)	(1,019,933)
Net increase/(decrease) from share transactions	(949,025)	1,097,017
Net increase/(decrease) in net assets	(3,089,920)	3,016,127

NET ASSETS:
Beginning of period	14,672,479	11,656,352
End of period	$11,582,559	$14,672,479

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	350,000	325,000
Shares sold	–	50,000
Shares redeemed	(25,000)	(25,000)
Shares outstanding, end of period	325,000	350,000

See Notes to Financial Statements and Financial Highlights.

13 | May 31, 2025

ALPS Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$61.19		$48.72	$53.58		$50.47	$43.69	$45.78

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	1.16		2.18	2.06		2.02	1.75	1.70
Net realized and unrealized gain/(loss)	(4.63)		12.49	(4.79)		3.11	6.84	(2.14)
Total from investment operations	(3.47)		14.67	(2.73)		5.13	8.59	(0.44)

DISTRIBUTIONS:
From net investment income	(1.09)		(2.20)	(2.13)		(2.02)	(1.81)	(1.65)
Total distributions	(1.09)		(2.20)	(2.13)		(2.02)	(1.81)	(1.65)

Net increase/(decrease) in net asset value	(4.56)		12.47	(4.86)		3.11	6.78	(2.09)
NET ASSET VALUE, END OF PERIOD	$56.63		$61.19	$48.72		$53.58	$50.47	$43.69
TOTAL RETURN(b)	(5.68)%		30.83%	(5.07)%		10.42%	19.77%	(0.27)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,174,235		$1,279,469	$1,095,378		$1,302,568	$1,134,743	$1,007,514

Ratio of expenses to average net assets	0.36	%(c)	0.36%	0.37	%(d)	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.08	%(c)	4.01%	4.10%		3.84%	3.43%	4.27%
Portfolio turnover rate(e)	42%		52%	51%		53%	54%	77%
Undistributed net investment income included in price of units issued and redeemed(a)(f)	$(0.01)		$(0.04)	$(0.10)		$0.06	$(0.02)	$0.12

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Effective April 1, 2023 the Advisory Fee changed from 0.40% to 0.36%.
(e)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(f)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements and Financial Highlights.

14 | May 31, 2025

ALPS International Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$29.51		$28.69	$25.85	$26.47	$24.82	$26.88

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.90		1.44	1.41	1.15	1.09	0.75
Net realized and unrealized gain/(loss)	3.69		0.82	2.80	(0.68)	1.65	(1.66)
Total from investment operations	4.59		2.26	4.21	0.47	2.74	(0.91)

DISTRIBUTIONS:
From net investment income	(0.54)		(1.44)	(1.37)	(1.07)	(1.08)	(1.11)
Tax return of capital	–		–	–	(0.02)	(0.01)	(0.04)
Total distributions	(0.54)		(1.44)	(1.37)	(1.09)	(1.09)	(1.15)

Net increase/(decrease) in net asset value	4.05		0.82	2.84	(0.62)	1.65	(2.06)
NET ASSET VALUE, END OF PERIOD	$33.56		$29.51	$28.69	$25.85	$26.47	$24.82
TOTAL RETURN(b)	15.75%		7.86%	16.71%	1.92%	10.93%	(3.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$338,122		$287,720	$236,666	$169,951	$157,489	$146,431

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.85	%(c)	4.79%	5.12%	4.43%	3.92%	3.22%
Portfolio turnover rate(d)	48%		55%	62%	54%	61%	79%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.05		$0.09	$0.21	$0.03	$(0.25)	$0.00 (f)

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.
(f)	Less than $0.005.

See Notes to Financial Statements and Financial Highlights.

15 | May 31, 2025

ALPS Emerging Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$21.41		$20.86	$21.27	$23.56	$20.96	$20.67

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.52		1.12	1.39	1.11	1.04	0.56
Net realized and unrealized gain/(loss)	0.76		0.43	(0.39)	(2.41)	2.50	0.42
Total from investment operations	1.28		1.55	1.00	(1.30)	3.54	0.98

DISTRIBUTIONS:
From net investment income	(0.78)		(1.00)	(1.41)	(0.99)	(0.94)	(0.69)
Total distributions	(0.78)		(1.00)	(1.41)	(0.99)	(0.94)	(0.69)

Net increase/(decrease) in net asset value	0.50		0.55	(0.41)	(2.29)	2.60	0.29
NET ASSET VALUE, END OF PERIOD	$21.91		$21.41	$20.86	$21.27	$23.56	$20.96
TOTAL RETURN(b)	6.15%		7.55%	4.88%	(5.20)%	16.81%	5.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$26,288		$26,224	$30,243	$28,182	$24,742	$20,958

Ratio of expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	4.89	%(c)	5.22%	6.54%	5.17%	4.32%	2.92%
Portfolio turnover rate(d)	62%		83%	85%	90%	84%	93%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$(0.01)		$(0.01)	$(0.01)	$0.06	$0.02	$0.02

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements and Financial Highlights.

16 | May 31, 2025

ALPS REIT Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$41.92		$35.87	$41.51	$49.89	$40.49	$48.42

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (b)	1.09		1.16	1.51	1.49	1.21	1.29
Net realized and unrealized gain/(loss)	(6.15)		7.32	(4.62)	(7.86)	10.25	(7.26)
Total from investment operations	(5.06)		8.48	(3.11)	(6.37)	11.46	(5.97)

DISTRIBUTIONS:
From net investment income	(1.22)		(1.44)	(1.46)	(1.51)	(1.36)	(1.57)
Tax return of capital	–		(0.99)	(1.07)	(0.50)	(0.70)	(0.39)
Total distributions	(1.22)		(2.43)	(2.53)	(2.01)	(2.06)	(1.96)

Net increase/(decrease) in net asset value	(6.28)		6.05	(5.64)	(8.38)	9.40	(7.93)
NET ASSET VALUE, END OF PERIOD	$35.64		$41.92	$35.87	$41.51	$49.89	$40.49
TOTAL RETURN(c)	(12.20)%		24.51%	(7.16)%	(13.06)%	29.03%	(11.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$11,583		$14,672	$11,656	$20,754	$28,689	$26,320

Ratio of expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.38	%(e)
Ratio of net investment income to average net assets	5.87	%(d)	3.05%	4.09%	3.23%	2.60%	3.26%
Portfolio turnover rate(f)	43%		57%	89%	85%	78%	148%

(a)	Prior to January 2, 2020, the ALPS REIT Dividend Dogs ETF was known as the Cohen & Steers Global Realty Majors ETF.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Effective January 2, 2020 the Fund's Advisory Fee changed from 0.55% to 0.35%.
(f)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

17 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index. The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index. The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index. The investment objective of the ALPS REIT Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® REIT Dividend Dogs Index. Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

18 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

19 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2025:

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,165,810,978	$–	$–	$1,165,810,978
Short Term Investments	2,263,727	–	–	2,263,727
Total	$1,168,074,705	$–	$–	$1,168,074,705

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$335,063,941	$–	$–	$335,063,941
Short Term Investments	4,959,866	–	–	4,959,866
Total	$340,023,807	$–	$–	$340,023,807

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks* Russia	$–	$ – $	1,233	$1,233
Other*	25,657,560	–	–	25,657,560
Preferred Stock*	586,166	–	–	586,166
Short Term Investments	1,295,401	–	–	1,295,401
Total	$27,539,127	$ – $	1,233	$27,540,360

ALPS REIT Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,568,100	$–	$–	$11,568,100
Short Term Investments	149,754	–	–	149,754
Total	$11,717,854	$–	$–	$11,717,854

*	For a detailed sector/country breakdown, see the accompanying Schedules of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2025. The Adviser has determined that the value of Level 3 securities is not material; therefore, a reconciliation of assets of the ALPS Emerging Sector Dividend Dogs ETF for Level 3 investments for which significant unobservable inputs were used to determine fair value is not presented for the six months ended May 31, 2025.

C. Foreign Securities

The ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information and less stringent accounting, corporate governance and financial reporting standards than for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of the Fund’s investments or prevent a Fund from realizing the full value of its investments. For example, the rights and remedies associated with investments in foreign securities may be different than investments in domestic securities. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

20 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including any amortization of premiums and accretion of discounts. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Equalization

The ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF utilize the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

H. Foreign Taxes

The ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the Funds invest. These foreign taxes, if any, are paid by these Funds and are disclosed in each Fund’s Statement of Operations. Foreign taxes accrued as of May 31, 2025, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

I. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the ALPS REIT Dividend Dogs ETF (“RDOG”) will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners or unitholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of RDOG’s investment strategy results in RDOG investing in REIT shares, the percentage of RDOG’s dividend income received from REIT shares will likely exceed the percentage of RDOG’s portfolio that is comprised of REIT shares. Distributions received by RDOG from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from RDOG’s investments in REITs are reported to RDOG after the end of the calendar year; accordingly, RDOG estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to RDOG after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to RDOG’s investments in REITs, RDOG may also make distributions in excess of RDOG’s earnings and capital gains. Distributions, if any, in excess of RDOG’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

21 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

J. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Return of Capital
November 30, 2024
ALPS Sector Dividend Dogs ETF	$47,603,187	$–
ALPS International Sector Dividend Dogs ETF	13,409,585	–
ALPS Emerging Sector Dividend Dogs ETF	1,258,329	–
ALPS REIT Dividend Dogs ETF	463,643	312,295

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Sector Dividend Dogs ETF	$6,050,332	$211,995,387
ALPS International Sector Dividend Dogs ETF	–	45,792,374
ALPS Emerging Sector Dividend Dogs ETF	931,990	8,831,792
ALPS REIT Dividend Dogs ETF	7,062,815	2,852,957

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Sector Dividend Dogs ETF	$140,307,202	$(110,445,696)	$29,861,506	$1,138,213,199
ALPS International Sector Dividend Dogs ETF	48,228,621	(13,299,417)	34,929,204	305,094,603
ALPS Emerging Sector Dividend Dogs ETF	2,788,545	(3,998,590)	(1,210,045)	28,750,405
ALPS REIT Dividend Dogs ETF	681,817	(2,231,011)	(1,549,194)	13,267,048

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in passive foreign investment companies. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

K. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2025, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

22 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

L. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of a Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS International Sector Dividend Dogs ETF	$16,057,231	$4,264,967	$12,689,271	$16,954,238
ALPS Emerging Sector Dividend Dogs ETF	1,769,990	1,271,351	598,844	1,870,195
ALPS REIT Dividend Dogs ETF	139,413	143,748	–	143,748

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

23 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2025:

ALPS International Sector Dividend Dogs ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$4,264,967	$–	$–	$–	$4,264,967
Total Borrowings					4,264,967
Gross amount of recognized liabilities for securities lending (collateral received)					$4,264,967

ALPS Emerging Sector Dividend Dogs ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,271,351	$–	$–	$–	$1,271,351
Total Borrowings					1,271,351
Gross amount of recognized liabilities for securities lending (collateral received)					$1,271,351

ALPS REIT Dividend Dogs ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$143,748	$–	$–	$–	$143,748
Total Borrowings					143,748
Gross amount of recognized liabilities for securities lending (collateral received)					$143,748

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Sector Dividend Dogs ETF	0.36%
ALPS International Sector Dividend Dogs ETF	0.50%
ALPS Emerging Sector Dividend Dogs ETF	0.60%
ALPS REIT Dividend Dogs ETF	0.35%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

24 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$507,876,821	$507,210,622
ALPS International Sector Dividend Dogs ETF	142,697,345	139,463,716
ALPS Emerging Sector Dividend Dogs ETF	16,056,488	16,325,908
ALPS REIT Dividend Dogs ETF	5,488,632	5,481,135

For the six months ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$30,183,111	$39,504,201
ALPS International Sector Dividend Dogs ETF	25,878,306	14,294,613
ALPS Emerging Sector Dividend Dogs ETF	–	342,894
ALPS REIT Dividend Dogs ETF	–	948,752

For the six months ended May 31, 2025, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Sector Dividend Dogs ETF	$5,419,321
ALPS International Sector Dividend Dogs ETF	1,411,945
ALPS Emerging Sector Dividend Dogs ETF	49,135
ALPS REIT Dividend Dogs ETF	52,212

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Sector Dividend Dogs ETF engaged in cross trades between other funds in the Trust, or other funds to which the Adviser provides advisory services, during the six months ended May 31, 2025 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2025, were as follows:

	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Sector Dividend Dogs ETF	$4,580,400	$4,691,105	$728,444

25 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

7. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

26 | May 31, 2025

ALPS ETF Trust

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction	199A
ALPS Sector Dividend Dogs ETF	100.00%	93.81%	0.00%
ALPS International Sector Dividend Dogs ETF	88.49%	0.00%	0.00%
ALPS Emerging Sector Dividend Dogs ETF	39.62%	0.00%	0.00%
ALPS REIT Dividend Dogs ETF	1.29%	0.00%	98.71%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

LICENSING AGREEMENTS

ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, and ALPS REIT Dividend Dogs ETF

The Funds are not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc.SM (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the (i) in the case of SDOG, S-Network Sector Dividend DogsSM, (ii) in the case of IDOG, S-Network International Sector Dividend DogsSM, (iii) in the case of EDOG, S-Network Emerging Sector Dividend Dogs IndexSM, and (iv) in the case of RDOG, S-Network REIT Dividend Dogs IndexSM (each an “Underlying Index”) to track the performance of a market or sector. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Underlying Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Index Provider is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of each Fund or the timing of the issuance or sale of each Fund or in the determination or calculation of the equation by which each Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of each Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

27 | May 31, 2025

ALPS ETF Trust

Additional Information	May 31, 2025 (Unaudited)

Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by the Index Provider.

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares of each Fund or any other person or entity from the use of each Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Underlying Index, even if notified of the possibility of such damages.

28 | May 31, 2025

ALPS ETF Trust

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

29 | May 31, 2025

ALPS ETF Trust

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

30 | May 31, 2025

ALPS ETF Trust

Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee (1)	$40,000	–	$40,000
Edmund J. Burke, Trustee	86,500	–	86,500
Jeremy W. Deems, Trustee	88,500	–	88,500
Rick A. Pederson, Trustee	92,500	–	92,500
Joseph F. Keenan, Trustee	82,500	–	82,500
Susan K. Wold, Trustee	82,500	–	82,500
Laton Spahr, President and Trustee*	–	–
Total	$472,500	$–	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.
*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds’ unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

31 | May 31, 2025

ALPS ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

32 | May 31, 2025

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

May 31, 2025

ALPS | O'Shares U.S. Quality Dividend ETF (Cboe BZX: OUSA)

ALPS | O'Shares Global Internet Giants ETF (Cboe BZX: OGIG)

ALPS | O'Shares Europe Quality Dividend ETF (Cboe BZX: OEUR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	17
Notes to Financial Statements and Financial Highlights	21
Additional Information	29
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	31
Proxy Disclosures for Open-End Management Investment Companies	32
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	33
Statement Regarding Basis for Approval of Investment Advisory Contract	34

alpsfunds.com

ALPS | O’Shares U.S. Quality Dividend ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.89%)
Aerospace & Defense (1.43%)
General Dynamics Corp.	8,899	$2,478,283
Lockheed Martin Corp.	16,464	7,941,904
Northrop Grumman Corp.	2,214	1,073,281
Total Aerospace & Defense		11,493,468

Air Freight & Logistics (0.65%)
Expeditors International of Washington, Inc.	10,803	1,217,822
United Parcel Service, Inc., Class B	41,169	4,015,624
Total Air Freight & Logistics		5,233,446

Banks (0.52%)
JPMorgan Chase & Co.	15,856	4,185,984

Beverages (1.58%)
Coca-Cola Co.	101,640	7,328,244
PepsiCo, Inc.	41,079	5,399,835
Total Beverages		12,728,079

Biotechnology (1.55%)
AbbVie, Inc.	43,218	8,043,302
Amgen, Inc.	8,549	2,463,651
Gilead Sciences, Inc.	17,509	1,927,391
Total Biotechnology		12,434,344

Broadline Retail (0.40%)
eBay, Inc.	43,842	3,207,919

Building Products (0.27%)
Trane Technologies PLC	5,117	2,201,692

Capital Markets (3.09%)
Blackrock, Inc.	4,347	4,259,582
Cboe Global Markets, Inc.	12,853	2,944,879
Moody's Corp.	10,972	5,259,099
MSCI, Inc.	7,377	4,160,776
S&P Global, Inc.	7,061	3,621,304
T Rowe Price Group, Inc.	48,941	4,580,388
Total Capital Markets		24,826,028

Commercial Services & Supplies (1.63%)
Cintas Corp.	42,558	9,639,387
Waste Management, Inc.	14,526	3,500,330
Total Commercial Services & Supplies		13,139,717

Communications Equipment (3.76%)
Cisco Systems, Inc.	438,557	27,646,634
Motorola Solutions, Inc.	6,264	2,601,940
Total Communications Equipment		30,248,574

Consumer Staples Distribution & Retail (1.69%)
Costco Wholesale Corp.	7,441	7,739,979

Security Description	Shares	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co.	11,487	$783,758
Target Corp.	5,779	543,284
Walmart, Inc.	45,879	4,529,175
Total Consumer Staples Distribution & Retail		13,596,196

Diversified Telecommunication Services (1.76%)
AT&T, Inc.	278,599	7,745,053
Verizon Communications, Inc.	145,288	6,386,860
Total Diversified Telecommunication Services		14,131,913

Electrical Equipment (0.43%)
AMETEK, Inc.	6,230	1,113,550
Eaton Corp. PLC	7,402	2,370,121
Total Electrical Equipment		3,483,671

Electronic Equipment, Instruments & Components (1.05%)
Amphenol Corp., Class A	49,031	4,409,358
TE Connectivity PLC	25,177	4,030,082
Total Electronic Equipment, Instruments & Components		8,439,440

Entertainment (0.51%)
Electronic Arts, Inc.	28,321	4,071,993

Financial Services (9.92%)
Mastercard, Inc., Class A	62,146	36,392,698
Visa, Inc., Class A	118,937	43,434,603
Total Financial Services		79,827,301

Food Products (0.54%)
General Mills, Inc.	13,685	742,548
Hershey Co.	10,587	1,701,225
Mondelez International, Inc.,
Class A	28,675	1,935,276
Total Food Products		4,379,049

Ground Transportation (0.99%)
CSX Corp.	68,155	2,153,016
Union Pacific Corp.	26,083	5,781,558
Total Ground Transportation		7,934,574

Health Care Equipment & Supplies (2.34%)
Abbott Laboratories	105,018	14,028,304
Medtronic PLC	27,292	2,264,690
Stryker Corp.	6,634	2,538,434
Total Health Care Equipment & Supplies		18,831,428

Health Care Providers & Services (1.15%)
Elevance Health, Inc.	3,825	1,468,188

1 | May 31, 2025

ALPS | O’Shares U.S. Quality Dividend ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	25,819	$7,795,014
Total Health Care Providers & Services		9,263,202

Hotels, Restaurants & Leisure (4.90%)
McDonald's Corp.	94,108	29,535,796
Starbucks Corp.	57,666	4,841,061
Yum! Brands, Inc.	35,130	5,056,612
Total Hotels, Restaurants & Leisure		39,433,469

Household Durables (0.52%)
Garmin, Ltd.	20,429	4,146,474

Household Products (3.30%)
Church & Dwight Co., Inc.	4,511	443,476
Colgate-Palmolive Co.	29,563	2,747,585
Kimberly-Clark Corp.	12,578	1,808,213
Procter & Gamble Co.	126,801	21,542,222
Total Household Products		26,541,496

Industrial Conglomerates (0.73%)
Honeywell International, Inc.	25,806	5,849,446

Insurance (3.49%)
Aon PLC, Class A	8,482	3,155,983
Chubb, Ltd.	19,943	5,927,060
Marsh & McLennan Cos., Inc.	81,201	18,973,425
Total Insurance		28,056,468

Interactive Media & Services (4.01%)
Alphabet, Inc., Class A	188,388	32,353,755

IT Services (3.68%)
Accenture PLC, Class A	64,346	20,386,100
Cognizant Technology Solutions Corp., Class A	42,276	3,423,933
International Business Machines Corp.	22,351	5,790,250
Total IT Services		29,600,283

Life Sciences Tools & Services (0.25%)
Agilent Technologies, Inc.	10,377	1,161,394
Thermo Fisher Scientific, Inc.	2,029	817,322
Total Life Sciences Tools & Services		1,978,716

Machinery (3.60%)
Caterpillar, Inc.	12,955	4,508,729
Cummins, Inc.	3,544	1,139,325
Deere & Co.	4,341	2,197,675
Graco, Inc.	14,482	1,226,046
IDEX Corp.	5,960	1,078,224
Illinois Tool Works, Inc.	40,581	9,945,590
Otis Worldwide Corp.	41,293	3,937,288
PACCAR, Inc.	30,270	2,840,840

Security Description	Shares	Value
Machinery (continued)
Snap-on, Inc.	6,260	$2,007,895
Total Machinery		28,881,612

Media (3.08%)
Comcast Corp., Class A	717,077	24,789,352

Personal Care Products (0.09%)
Kenvue, Inc.	28,747	686,191

Pharmaceuticals (8.96%)
Eli Lilly & Co.	10,014	7,387,027
Johnson & Johnson	226,579	35,167,326
Merck & Co., Inc.	335,927	25,812,631
Zoetis, Inc.	22,273	3,755,896
Total Pharmaceuticals		72,122,880

Professional Services (1.62%)
Automatic Data Processing,
Inc.	21,000	6,836,130
Paychex, Inc.	30,683	4,845,153
Verisk Analytics, Inc.	4,331	1,360,540
Total Professional Services		13,041,823

Semiconductors & Semiconductor Equipment (3.53%)
Analog Devices, Inc.	5,661	1,211,341
Broadcom, Inc.	20,498	4,961,951
QUALCOMM, Inc.	31,768	4,612,714
Texas Instruments, Inc.	96,258	17,600,775
Total Semiconductors & Semiconductor Equipment		28,386,781

Software (6.19%)
Intuit, Inc.	1,939	1,460,978
Microsoft Corp.	94,250	43,388,929
Oracle Corp.	30,222	5,002,648
Total Software		49,852,555

Specialty Retail (7.96%)
Home Depot, Inc.	107,480	39,583,809
Lowe's Cos., Inc.	45,211	10,205,479
TJX Cos., Inc.	95,354	12,100,423
Tractor Supply Co.	45,726	2,213,138
Total Specialty Retail		64,102,849

Technology Hardware, Storage & Peripherals (4.51%)
Apple, Inc.	180,649	36,283,352

Textiles, Apparel & Luxury Goods (0.32%)
NIKE, Inc., Class B	42,123	2,552,233

Tobacco (1.61%)
Altria Group, Inc.	97,527	5,911,111

2 | May 31, 2025

ALPS | O’Shares U.S. Quality Dividend ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Tobacco (continued)
Philip Morris International, Inc.	38,763	$7,000,211
Total Tobacco		12,911,322

Trading Companies & Distributors (1.16%)
Fastenal Co.	172,876	7,146,693
WW Grainger, Inc.	2,019	2,195,784
Total Trading Companies & Distributors		9,342,477

Wireless Telecommunication Services (1.12%)
T-Mobile US, Inc.	37,032	8,969,150

TOTAL COMMON STOCKS
(Cost $669,129,367)		803,540,702

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.24%	242,405	$242,405
TOTAL SHORT TERM INVESTMENTS
(Cost $242,405)			242,405

TOTAL INVESTMENTS (99.92%)
(Cost $669,371,772)			$803,783,107
OTHER ASSETS IN EXCESS OF LIABILITIES (0.08%)			609,828
NET ASSETS - 100.00%			$804,392,935

See Notes to the Financial Statements and Financial Highlights.

3 | May 31, 2025

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Automobile Components (3.85%)
BorgWarner, Inc.	213,155	$7,053,299
Gentex Corp.	628,475	13,556,205
Lear Corp.	104,706	9,467,517
Phinia, Inc.	101,634	4,410,916
Total Automobile Components		34,487,937

Building Products (2.60%)
A O Smith Corp.	227,917	14,657,342
Simpson Manufacturing Co., Inc.	20,137	3,135,331
UFP Industries, Inc.	56,162	5,479,165
Total Building Products		23,271,838

Capital Markets (12.10%)
Artisan Partners Asset
Management, Inc., Class A	182,111	7,339,073
Cohen & Steers, Inc.	70,124	5,388,328
Diamond Hill Investment Group, Inc.	31,688	4,476,247
Evercore, Inc., Class A	35,017	8,106,085
Federated Hermes, Inc.	136,382	5,755,320
Hamilton Lane, Inc., Class A	43,446	6,473,454
Houlihan Lokey, Inc.	119,498	20,873,911
MarketAxess Holdings, Inc.	46,710	10,108,511
SEI Investments Co.	271,600	23,156,616
Tradeweb Markets, Inc.	52,197	7,539,857
Victory Capital Holdings, Inc.	151,178	9,374,548
Total Capital Markets		108,591,950

Commercial Services & Supplies (1.10%)
Brady Corp., Class A	99,416	6,936,255
Ennis, Inc.	157,557	2,941,589
Total Commercial Services & Supplies		9,877,844

Communications Equipment (1.88%)
Juniper Networks, Inc.	470,423	16,902,298

Consumer Finance (1.26%)
FirstCash Holdings, Inc.	88,062	11,264,010

Consumer Staples Distribution & Retail (0.77%)
Casey's General Stores, Inc.	8,484	3,713,956
PriceSmart, Inc.	18,228	1,968,259
Weis Markets, Inc.	15,589	1,181,646
Total Consumer Staples Distribution & Retail		6,863,861

Diversified Consumer Services (3.59%)
H&R Block, Inc.	288,385	16,423,526
Service Corp. International	201,904	15,748,512
Total Diversified Consumer Services		32,172,038

Security Description	Shares	Value
Electric Utilities (1.43%)
ALLETE, Inc.	20,118	$1,308,475
IDACORP, Inc.	18,342	2,181,781
MGE Energy, Inc.	12,584	1,136,587
OGE Energy Corp.	61,319	2,726,855
Otter Tail Corp.	17,816	1,375,039
Pinnacle West Capital Corp.	31,303	2,855,772
Portland General Electric Co.	28,686	1,216,286
Total Electric Utilities		12,800,795

Electronic Equipment, Instruments & Components (6.80%)
Avnet, Inc.	361,834	18,095,319
Badger Meter, Inc.	40,787	10,124,149
Littelfuse, Inc.	51,247	10,508,710
TD SYNNEX Corp.	132,407	16,066,265
Vishay Intertechnology, Inc.	433,055	6,093,084
Total Electronic Equipment, Instruments & Components		60,887,527

Entertainment (0.48%)
Warner Music Group Corp., Class A	162,749	4,283,554

Financial Services (5.18%)
Essent Group, Ltd.	144,439	8,377,462
MGIC Investment Corp.	436,975	11,557,989
Radian Group, Inc.	363,407	12,410,349
Western Union Co.	1,528,662	14,185,983
Total Financial Services		46,531,783

Food Products (3.63%)
Cal-Maine Foods, Inc.	93,373	8,957,272
Flowers Foods, Inc.	209,631	3,542,764
Ingredion, Inc.	102,968	14,324,908
J & J Snack Foods Corp.	11,511	1,325,722
Lancaster Colony Corp.	26,944	4,510,426
Total Food Products		32,661,092

Gas Utilities (1.36%)
Chesapeake Utilities Corp.	5,850	714,812
National Fuel Gas Co.	49,359	4,074,092
New Jersey Resources Corp.	29,651	1,360,684
ONE Gas, Inc.	18,359	1,372,519
Spire, Inc.	17,652	1,328,843
UGI Corp.	92,858	3,348,459
Total Gas Utilities		12,199,409

Ground Transportation (0.85%)
Landstar System, Inc.	55,871	7,666,619

Health Care Providers & Services (8.72%)
Chemed Corp.	31,815	18,288,535
Encompass Health Corp.	195,390	23,622,651
National HealthCare Corp.	146,756	15,283,170

4 | May 31, 2025

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Health Care Providers & Services (continued)
Premier, Inc., Class A	914,636	$21,018,335
Total Health Care Providers & Services		78,212,691

Hotels, Restaurants & Leisure (5.63%)
Choice Hotels International, Inc.	28,495	3,609,747
Texas Roadhouse, Inc.	106,099	20,711,586
Vail Resorts, Inc.	101,748	16,296,977
Wendy's Co.	369,399	4,211,149
Wyndham Hotels & Resorts, Inc.	69,080	5,718,442
Total Hotels, Restaurants & Leisure		50,547,901

Household Durables (0.35%)
Whirlpool Corp.(a)	40,382	3,153,430

Household Products (0.41%)
Reynolds Consumer Products, Inc.	89,936	1,985,787
WD-40 Co.	6,959	1,695,421
Total Household Products		3,681,208

Insurance (4.42%)
AMERISAFE, Inc.	105,941	5,029,019
Globe Life, Inc.	48,336	5,890,708
RenaissanceRe Holdings, Ltd.	61,632	15,372,254
RLI Corp.	173,468	13,334,485
Total Insurance		39,626,466

IT Services (2.18%)
Amdocs, Ltd.	213,112	19,555,157

Leisure Products (0.32%)
Polaris, Inc.	72,756	2,853,490

Machinery (9.97%)
Crane Co.	39,358	6,745,961
Donaldson Co., Inc.	258,309	17,965,390
Federal Signal Corp.	43,950	4,134,377
Franklin Electric Co., Inc.	80,558	6,959,406
ITT, Inc.	91,669	13,799,851
Lincoln Electric Holdings, Inc.	102,607	19,863,688
Mueller Industries, Inc.	143,296	11,158,460
Watts Water Technologies, Inc., Class A	35,939	8,701,551
Total Machinery		89,328,684

Media (2.48%)
New York Times Co., Class A	251,627	14,372,934
TEGNA, Inc.	471,118	7,877,093
Total Media		22,250,027

Multi-Utilities (0.90%)
Avista Corp.	21,769	838,324
Black Hills Corp.	18,256	1,067,428

Security Description	Shares	Value
Multi-Utilities (continued)
NiSource, Inc.	127,536	$5,042,774
Northwestern Energy Group, Inc.	20,123	1,113,406
Total Multi-Utilities		8,061,932

Pharmaceuticals (0.92%)
Organon & Co.	892,200	8,226,084

Professional Services (4.32%)
Exponent, Inc.	72,666	5,547,322
Genpact, Ltd.	421,630	18,151,171
Kforce, Inc.	42,203	1,721,882
Robert Half, Inc.	291,839	13,363,308
Total Professional Services		38,783,683

Semiconductors & Semiconductor Equipment (0.45%)
Universal Display Corp.	28,376	4,067,700

Software (4.18%)
Dolby Laboratories, Inc., Class A	259,516	19,271,659
InterDigital, Inc.(a)	54,471	11,834,369
Progress Software Corp.	103,181	6,351,822
Total Software		37,457,850

Specialty Retail (0.73%)
Dick's Sporting Goods, Inc.	17,814	3,194,763
Murphy USA, Inc.	7,817	3,336,217
Total Specialty Retail		6,530,980

Textiles, Apparel & Luxury Goods (3.57%)
Carter's, Inc.	162,569	5,099,790
Columbia Sportswear Co.	80,719	5,148,258
Ralph Lauren Corp.	34,511	9,552,990
Steven Madden, Ltd.	134,694	3,320,207
Tapestry, Inc.	113,613	8,924,301
Total Textiles, Apparel & Luxury Goods		32,045,546

Tobacco (0.21%)
Universal Corp.	28,278	1,849,098

Trading Companies & Distributors (2.67%)
Applied Industrial
Technologies, Inc.	23,070	5,225,816
MSC Industrial Direct Co., Inc., Class A	230,301	18,700,442
Total Trading Companies & Distributors		23,926,258

Water Utilities (0.54%)
American States Water Co.	12,494	985,402
California Water Service Group	19,602	926,195

5 | May 31, 2025

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Water Utilities (continued)
Essential Utilities, Inc.	76,274	$2,938,837
Total Water Utilities		4,850,434

TOTAL COMMON STOCKS
(Cost $882,279,778)		895,471,174

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.46%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $783,302)	4.24%	783,302	$783,302

Investments Purchased with Collateral from Securities Loaned (1.36%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $12,217,566)		12,217,566	12,217,566
TOTAL SHORT TERM INVESTMENTS
(Cost $13,000,868)			13,000,868

TOTAL INVESTMENTS (101.31%)
(Cost $895,280,646)			$908,472,042
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.31%)			(11,709,791)
NET ASSETS - 100.00%			$896,762,251

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $12,112,945.

See Notes to the Financial Statements and Financial Highlights.

6 | May 31, 2025

ALPS | O’Shares Global Internet Giants ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.00%)
Broadline Retail (10.02%)
Alibaba Group Holding, Ltd., Sponsored ADR	10,695	$1,217,519
Amazon.com, Inc.(a)	35,822	7,343,869
JD.com, Inc., ADR	13,437	435,493
MercadoLibre, Inc.(a)	1,073	2,750,410
Naspers, Ltd.	4,090	1,174,481
PDD Holdings, Inc., ADR(a)	25,034	2,416,031
Total Broadline Retail		15,337,803

Diversified Consumer Services (2.23%)
Duolingo, Inc.(a)	6,571	3,414,357

Entertainment (8.72%)
Live Nation Entertainment, Inc.(a)	7,998	1,097,246
NetEase, Inc., ADR	6,256	761,731
Netflix, Inc.(a)	2,836	3,423,704
ROBLOX Corp., Class A(a)	28,594	2,487,106
Spotify Technology SA(a)	3,360	2,234,870
Take-Two Interactive Software, Inc.(a)	9,360	2,117,981
Tencent Music Entertainment Group, ADR	72,589	1,222,399
Total Entertainment		13,345,037

Ground Transportation (3.42%)
Full Truck Alliance Co., Ltd., ADR	141,610	1,646,924
Grab Holdings, Ltd.(a)	331,308	1,613,470
Uber Technologies, Inc.(a)	23,439	1,972,627
Total Ground Transportation		5,233,021

Health Care Technology (0.89%)
Veeva Systems, Inc., Class A(a)	4,884	1,366,055

Hotels, Restaurants & Leisure (6.43%)
Airbnb, Inc., Class A(a)	7,262	936,798
Amadeus IT Group SA(b)	8,441	703,297
Booking Holdings, Inc.	173	954,775
Delivery Hero SE(a)(c)(d)	63,166	1,748,575
DoorDash, Inc., Class A(a)	10,671	2,226,504
Meituan, Class B(a)(c)(d)	109,117	1,920,412
Trip.com Group, Ltd., ADR	21,595	1,352,927
Total Hotels, Restaurants & Leisure		9,843,288

Interactive Media & Services (14.74%)
Alphabet, Inc., Class A	46,367	7,963,068
Kuaishou Technology(a)(c)(d)	95,500	649,163
Meta Platforms, Inc., Class A	13,403	8,678,307
Pinterest, Inc., Class A(a)	34,850	1,084,184
Reddit, Inc.(a)	15,996	1,797,151
Snap, Inc., Class A(a)	111,170	917,153
Tencent Holdings, Ltd.	23,117	1,468,785
Total Interactive Media & Services		22,557,811

Security Description	Shares	Value
IT Services (6.61%)
Cloudflare, Inc., Class A(a)	17,643	$2,926,797
MongoDB, Inc.(a)	8,221	1,552,371
Shopify, Inc., Class A(a)	27,411	2,939,008
Snowflake, Inc., Class A(a)	13,132	2,700,858
Total IT Services		10,119,034

Media (1.43%)
Trade Desk, Inc., Class A(a)	29,113	2,189,880

Professional Services (0.98%)
Paychex, Inc.	3,330	525,840
Recruit Holdings Co., Ltd.	7,100	428,729
Wolters Kluwer NV	3,102	550,513
Total Professional Services		1,505,082

Real Estate Management & Development (1.22%)
CoStar Group, Inc.(a)	10,746	790,476
Zillow Group, Inc.(a)	16,128	1,082,350
Total Real Estate Management & Development		1,872,826

Software (43.31%)
Adobe, Inc.(a)	3,350	1,390,552
AppLovin Corp., Class A(a)	8,193	3,219,849
Atlassian Corp., Class A(a)	8,530	1,771,084
Confluent, Inc., Class A(a)	58,655	1,350,825
Crowdstrike Holdings, Inc., Class A(a)	6,937	3,269,893
CyberArk Software, Ltd.(a)	5,460	2,089,979
Datadog, Inc., Class A(a)	16,407	1,934,057
Dynatrace, Inc.(a)	23,068	1,245,903
Fair Isaac Corp.(a)	760	1,311,973
Fortinet, Inc.(a)	12,455	1,267,670
Gitlab, Inc., Class A(a)	34,669	1,577,786
Guidewire Software, Inc.(a)	7,071	1,520,406
HubSpot, Inc.(a)	2,008	1,184,519
Intuit, Inc.	2,440	1,838,467
Microsoft Corp.	20,911	9,626,587
Monday.com, Ltd.(a)	7,079	2,105,932
Nutanix, Inc.(a)	21,040	1,613,558
Oracle Corp.	19,630	3,249,354
Palantir Technologies, Inc., Class A(a)	40,904	5,390,328
Palo Alto Networks, Inc.(a)	8,729	1,679,634
Salesforce, Inc.	4,858	1,289,167
Samsara, Inc., Class A(a)	49,522	2,304,754
SAP SE	7,756	2,341,657
ServiceNow, Inc.(a)	3,099	3,133,368
Tyler Technologies, Inc.(a)	1,138	656,615
WiseTech Global, Ltd.	28,866	1,993,742
Workday, Inc., Class A(a)	4,828	1,195,944
Xero, Ltd.(a)	18,031	2,141,962

7 | May 31, 2025

ALPS | O’Shares Global Internet Giants ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Software (continued)
Zscaler, Inc.(a)	9,310	$2,566,767
Total Software		66,262,332

TOTAL COMMON STOCKS
(Cost $107,991,324)		153,046,526

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.44%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $16,019)	4.24%	16,019	$16,019

Investments Purchased with Collateral from Securities Loaned (0.43%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $660,092)		660,092	660,092
TOTAL SHORT TERM INVESTMENTS
(Cost $676,111)			676,111

TOTAL INVESTMENTS (100.44%)
(Cost $108,667,435)			$153,722,637
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.44%)			(674,651)
NET ASSETS - 100.00%			$153,047,986

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $633,173.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,318,150, representing 2.82% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2025, the market value of those securities was $4,318,150, representing 2.82% of net assets.

See Notes to the Financial Statements and Financial Highlights.

8 | May 31, 2025

ALPS | O’Shares Europe Quality Dividend ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.87%)
Aerospace & Defense (3.38%)
BAE Systems PLC	49,451	$1,266,923

Air Freight & Logistics (1.88%)
Deutsche Post AG	15,721	702,769

Automobile Components (2.03%)
Cie Generale des Etablissements Michelin SCA	19,891	760,669

Banks (2.38%)
HSBC Holdings PLC	75,650	891,947

Beverages (1.45%)
Diageo PLC	15,768	428,511
Pernod Ricard SA	1,103	113,993
Total Beverages		542,504

Building Products (1.07%)
Assa Abloy AB, Class B	4,882	154,756
Geberit AG	330	245,796
Total Building Products		400,552

Capital Markets (2.88%)
3i Group PLC	19,632	1,077,088

Construction & Engineering (2.47%)
Vinci SA	6,454	922,251

Consumer Staples Distribution & Retail (0.60%)
Koninklijke Ahold Delhaize NV	5,337	225,306

Diversified Telecommunication Services (7.19%)
Deutsche Telekom AG	30,095	1,137,221
Koninklijke KPN NV	182,237	856,238
Swisscom AG	1,010	693,991
Total Diversified Telecommunication Services		2,687,450

Electric Utilities (3.25%)
Iberdrola SA	66,506	1,214,266

Electrical Equipment (6.27%)
ABB, Ltd.	13,880	784,903
Legrand SA	5,701	692,307
Schneider Electric SE	3,455	868,350
Total Electrical Equipment		2,345,560

Financial Services (3.07%)
Industrivarden AB, Class C	6,233	225,149

Security Description	Shares	Value
Financial Services (continued)
Investor AB	31,184	$917,927
Total Financial Services		1,143,076

Food Products (4.62%)
Danone SA	2,030	173,425
Nestle SA	14,645	1,560,591
Total Food Products		1,734,016

Health Care Equipment & Supplies (0.97%)
EssilorLuxottica SA	1,303	362,031

Household Products (1.78%)
Essity AB, Class B	3,774	110,343
Reckitt Benckiser Group PLC	8,220	557,303
Total Household Products		667,646

Independent Power and Renewable Electricity Producers (1.39%)
RWE AG	13,858	521,302

Industrial Conglomerates (3.64%)
Siemens AG	5,666	1,362,604

Insurance (2.07%)
Sampo Oyj	72,635	774,919

Machinery (3.18%)
Atlas Copco AB	16,180	259,739
Kone Oyj, Class B	6,342	394,903
Volvo AB	19,243	533,716
Total Machinery		1,188,358

Marine Transportation (0.70%)
Kuehne + Nagel International AG	1,166	262,173

Multi-Utilities (1.89%)
National Grid PLC	50,069	705,972

Personal Care Products (5.88%)
L'Oreal SA	2,461	1,040,611
Unilever PLC	18,306	1,160,958
Total Personal Care Products		2,201,569

Pharmaceuticals (13.82%)
AstraZeneca PLC	4,118	594,785
GSK PLC	27,308	554,475
Novartis AG	12,053	1,377,088
Novo Nordisk A/S, Class B	12,907	891,212
Roche Holding AG	4,541	1,464,928
Sanofi SA	2,943	292,459
Total Pharmaceuticals		5,174,947

Professional Services (6.65%)
Experian PLC	10,815	538,127
RELX PLC	20,283	1,091,489
9 | May 31, 2025

ALPS | O’Shares Europe Quality Dividend ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Professional Services (continued)
Wolters Kluwer NV	4,824	$856,117
Total Professional Services		2,485,733

Semiconductors & Semiconductor Equipment (2.36%)
ASML Holding NV	1,188	882,054

Software (5.11%)
SAP SE	6,326	1,909,917

Specialty Retail (2.40%)
Industria de Diseno Textil SA	16,579	898,309

Textiles, Apparel & Luxury Goods (3.93%)
Hermes International SCA	176	485,209
LVMH Moet Hennessy Louis Vuitton SE	1,811	983,423
Total Textiles, Apparel & Luxury Goods		1,468,632

Tobacco (0.56%)
Imperial Brands PLC	5,561	210,542

TOTAL COMMON STOCKS
(Cost $30,749,924)		36,991,085

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.15%)
Money Market Fund (0.15%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.24%	54,524	$54,524
TOTAL SHORT TERM INVESTMENTS
(Cost $54,524)			54,524

TOTAL INVESTMENTS (99.02%)
(Cost $30,804,448)			$37,045,609
OTHER ASSETS IN EXCESS OF LIABILITIES (0.98%)			364,959
NET ASSETS - 100.00%			$37,410,568

See Notes to the Financial Statements and Financial Highlights.

10 | May 31, 2025

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2025 (Unaudited)

		ALPS | O'Shares
	ALPS | O'Shares	U.S. Small-Cap	ALPS | O'Shares	ALPS | O'Shares
	U.S. Quality	Quality Dividend	Global Internet	Europe Quality
	Dividend ETF	ETF	Giants ETF	Dividend ETF
ASSETS:
Investments, at value(a)	$803,783,107	$908,472,042	$153,722,637	$37,045,609
Foreign Currency, at value (Cost $–, $–, $12,928 and $–)	–	–	12,928	–
Dividends and foreign tax reclaims receivable	933,362	869,469	26,148	97,857
Tax reclaims receivable	–	–	5,459	306,890
Total Assets	804,716,469	909,341,511	153,767,172	37,450,356

LIABILITIES:
Payable to adviser	323,534	361,694	59,094	15,019
Payable for investments purchased	–	–	–	24,769
Payable for collateral upon return of securities loaned	–	12,217,566	660,092	–
Total Liabilities	323,534	12,579,260	719,186	39,788
NET ASSETS	$804,392,935	$896,762,251	$153,047,986	$37,410,568

NET ASSETS CONSIST OF:
Paid-in capital	$700,101,037	$882,095,446	$305,715,101	$40,824,973
Total distributable earnings/(accumulated losses)	104,291,898	14,666,805	(152,667,115)	(3,414,405)
NET ASSETS	$804,392,935	$896,762,251	$153,047,986	$37,410,568

INVESTMENTS, AT COST	$669,371,772	$895,280,646	$108,667,435	$30,804,448

PRICING OF SHARES
Net Assets	$804,392,935	$896,762,251	$153,047,986	$37,410,568
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	15,075,000	21,079,000	3,025,000	1,150,000
Net Asset Value, offering and redemption price per share	$53.36	$42.54	$50.59	$32.53

(a)	Includes $-, $12,112,945, $633,173 and $- of securities on loan.

See Notes to the Financial Statements and Financial Highlights.

11 | May 31, 2025

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

		ALPS | O'Shares
	ALPS | O'Shares	U.S. Small-Cap	ALPS | O'Shares	ALPS | O'Shares
	U.S. Quality	Quality Dividend	Global Internet	Europe Quality
	Dividend ETF	ETF	Giants ETF	Dividend ETF
INVESTMENT INCOME:
Dividends*	$7,789,785	$10,604,822	$209,062	$739,496
Securities Lending Income	2	10,921	506	806
Total Investment Income	7,789,787	10,615,743	209,568	740,302

EXPENSES:
Investment adviser fees	1,924,324	2,098,156	327,940	85,389
Total Expenses	1,924,324	2,098,156	327,940	85,389
NET INVESTMENT INCOME/(LOSS)	5,865,463	8,517,587	(118,372)	654,913

REALIZED AND UNREALIZED GAIN/LOSS
Net realized gain on investments(a)	4,342,910	14,275,970	4,913,321	262,895
Net realized gain/(loss) on foreign currency transactions	–	–	10,653	(2,393)
Total net realized gain	4,342,910	14,275,970	4,923,974	260,502
Net change in unrealized appreciation/(depreciation) on investments	(35,882,829)	(99,943,656)	4,761,346	3,890,895
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	–	–	471	20,292
Total net change in unrealized appreciation/(depreciation)	(35,882,829)	(99,943,656)	4,761,817	3,911,187
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	(31,539,919)	(85,667,686)	9,685,791	4,171,689
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,674,456)	$(77,150,099)	$9,567,419	$4,826,602
*Net of foreign tax withholding.	$–	$–	$7,763	$95,424

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to the Financial Statements and Financial Highlights.

12 | May 31, 2025

ALPS | O’Shares U.S. Quality Dividend ETF

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
OPERATIONS:
Net investment income	$5,865,463	$11,723,718
Net realized gain	4,342,910	81,467,840
Net change in unrealized appreciation/depreciation	(35,882,829)	86,566,408
Net increase/(decrease) in net assets resulting from operations	(25,674,456)	179,757,966

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(5,850,818)	(12,150,470)
Total distributions	(5,850,818)	(12,150,470)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	24,226,479	131,293,184
Cost of shares redeemed	(10,488,433)	(132,933,611)
Net increase/(decrease) from capital share transactions	13,738,046	(1,640,427)
Net increase/(decrease) in net assets	(17,787,228)	165,967,069

NET ASSETS:
Beginning of period	822,180,163	656,213,094
End of period	$804,392,935	$822,180,163

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	14,825,000	14,775,000
Shares sold	450,000	2,575,000
Shares redeemed	(200,000)	(2,525,000)
Shares outstanding, end of period	15,075,000	14,825,000

See Notes to the Financial Statements and Financial Highlights.

13 | May 31, 2025

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
OPERATIONS:
Net investment income	$8,517,587	$9,572,979
Net realized gain	14,275,970	55,188,441
Net change in unrealized appreciation/depreciation	(99,943,656)	95,906,052
Net increase/(decrease) in net assets resulting from operations	(77,150,099)	160,667,472

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(8,718,331)	(9,548,300)
Total distributions	(8,718,331)	(9,548,300)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	190,066,310	497,341,585
Cost of shares redeemed	(70,085,336)	(177,690,807)
Net increase from capital share transactions	119,980,974	319,650,778
Net increase in net assets	34,112,544	470,769,950

NET ASSETS:
Beginning of period	862,649,707	391,879,757
End of period	$896,762,251	$862,649,707

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	18,404,000	10,804,000
Shares sold	4,350,000	11,650,000
Shares redeemed	(1,675,000)	(4,050,000)
Shares outstanding, end of period	21,079,000	18,404,000

See Notes to the Financial Statements and Financial Highlights.

14 | May 31, 2025

ALPS | O’Shares Global Internet Giants ETF

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
OPERATIONS:
Net investment loss	$(118,372)	$(274,377)
Net realized gain	4,923,974	1,640,489
Net change in unrealized appreciation/depreciation	4,761,817	40,772,793
Net increase in net assets resulting from operations	9,567,419	42,138,905

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	15,178,113	11,587,640
Cost of shares redeemed	(6,807,897)	(54,926,483)
Net increase/(decrease) from capital share transactions	8,370,216	(43,338,843)
Net increase/(decrease) in net assets	17,937,635	(1,199,938)

NET ASSETS:
Beginning of period	135,110,351	136,310,289
End of period	$153,047,986	$135,110,351

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,850,000	3,950,000
Shares sold	325,000	325,000
Shares redeemed	(150,000)	(1,425,000)
Shares outstanding, end of period	3,025,000	2,850,000

See Notes to the Financial Statements and Financial Highlights.

15 | May 31, 2025

ALPS | O’Shares Europe Quality Dividend ETF

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
OPERATIONS:
Net investment income	$654,913	$893,550
Net realized gain	260,502	2,435,167
Net change in unrealized appreciation/depreciation	3,911,187	417,582
Net increase in net assets resulting from operations	4,826,602	3,746,299

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,041,972)	(1,395,572)
Total distributions	(1,041,972)	(1,395,572)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	3,762,013
Cost of shares redeemed	(1,545,042)	(7,357,597)
Net decrease from capital share transactions	(1,545,042)	(3,595,584)
Net increase/(decrease) in net assets	2,239,588	(1,244,857)

NET ASSETS:
Beginning of period	35,170,980	36,415,837
End of period	$37,410,568	$35,170,980

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,200,000	1,325,000
Shares sold	–	125,000
Shares redeemed	(50,000)	(250,000)
Shares outstanding, end of period	1,150,000	1,200,000

See Notes to the Financial Statements and Financial Highlights.

16 | May 31, 2025

ALPS | O’Shares U.S. Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$55.46		$44.41	$43.24	$40.29		$42.00	$33.16	$34.13

INCOME FROM OPERATIONS:
Net investment income(b)	0.39		0.78	0.81	0.36		0.77	0.69 (c)	0.93
Net realized and unrealized gain/(loss)	(2.10)		11.07	1.19	2.95		(1.72)	8.81	(0.96)
Total from investment operations	(1.71)		11.85	2.00	3.31		(0.95)	9.50	(0.03)

DISTRIBUTIONS:
From net investment income	(0.39)		(0.80)	(0.83)	(0.36)		(0.76)	(0.66)	(0.94)
Total distributions	(0.39)		(0.80)	(0.83)	(0.36)		(0.76)	(0.66)	(0.94)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.10)		11.05	1.17	2.95		(1.71)	8.84	(0.97)
NET ASSET VALUE, END OF PERIOD	$53.36		$55.46	$44.41	$43.24		$40.29	$42.00	$33.16
TOTAL RETURN(d)	(3.09)%		26.90%	4.74%	8.27%		(2.38)%	28.84%	(0.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$804,393		$822,180	$656,213	$748,122		$737,229	$688,720	$479,121

Ratio of expenses to average net assets	0.48	%(e)	0.48%	0.48%	0.48	%(e)	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.46	%(e)	1.56%	1.90%	2.11	%(e)	1.78%	1.81%	2.71%
Portfolio turnover rate(f)	1%		32%	34%	25%		15%	26%	64	%(g)

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.67 during the year ended June 30, 2021.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(g)	Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

See Notes to the Financial Statements and Financial Highlights.

17 | May 31, 2025

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021		For the Year Ended June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$46.87		$36.27	$35.30	$31.67		$35.08	$24.99		$27.45

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.42		0.68	0.73	0.31		0.59	0.64	(c)	0.64	(c)
Net realized and unrealized gain/(loss)	(4.32)		10.56	0.94	3.59		(3.38)	9.98		(2.48)
Total from investment operations	(3.90)		11.24	1.67	3.90		(2.79)	10.62		(1.84)

DISTRIBUTIONS:
From net investment income	(0.43)		(0.64)	(0.70)	(0.27)		(0.62)	(0.53)		(0.57)
From tax return of capital	–		–	–	–		–	–		(0.05)
Total distributions	(0.43)		(0.64)	(0.70)	(0.27)		(0.62)	(0.53)		(0.62)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(4.33)		10.60	0.97	3.63		(3.41)	10.09		(2.46)
NET ASSET VALUE, END OF PERIOD	$42.54		$46.87	$36.27	$35.30		$31.67	$35.08		$24.99
TOTAL RETURN(d)	(8.34)%		31.17%	4.82%	12.39%		(8.12)%	42.79%		(6.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$896,762		$862,650	$391,880	$181,944		$155,318	$149,215		$93,812

Ratio of expenses to average net assets	0.48	%(e)	0.48%	0.48%	0.48	%(e)	0.48%	0.48%		0.48%
Ratio of net investment income to average net assets	1.95	%(e)	1.63%	2.05%	2.28	%(e)	1.69%	2.08	%(f)	2.38	%(f)
Portfolio turnover rate(g)	0%		37%	64%	34%		34%	60%		101	%(h)

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.57 during the year ended June 30, 2021 and $0.62 during the year ended June 30, 2020.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	The ratio of net investment income, including waiver/reimbursement and excluding the impact of large, non-recurring dividends (special dividends) was 1.84% during the year ended June 30, 2021 and 2.30% during the year ended June 30, 2020.
(g)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(h)	Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

See Notes to the Financial Statements and Financial Highlights.

18 | May 31, 2025

ALPS | O’Shares Global Internet Giants ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$47.41		$34.51	$25.11	$27.08		$57.04	$37.85	$25.04

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.04)		(0.08)	(0.09)	(0.04)		(0.15)	(0.21)	(0.10)
Net realized and unrealized gain/(loss)	3.22		12.98	9.49	(1.93)		(29.81)	19.40	12.91
Total from investment operations	3.18		12.90	9.40	(1.97)		(29.96)	19.19	12.81

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.18		12.90	9.40	(1.97)		(29.96)	19.19	12.81
NET ASSET VALUE, END OF PERIOD	$50.59		$47.41	$34.51	$25.11		$27.08	$57.04	$37.85
TOTAL RETURN(c)	6.71%		37.38%	37.44%	(7.27)%		(52.52)%	50.70%	51.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$153,048		$135,110	$136,310	$152,513		$209,867	$718,766	$272,512

Ratio of expenses to average net assets	0.48	%(d)	0.48%	0.48%	0.48	%(d)	0.48%	0.48%	0.48%
Ratio of net investment loss to average net assets	(0.17	)%(d)	(0.21)%	(0.29)%	(0.37	)%(d)	(0.32)%	(0.40)%	(0.34)%
Portfolio turnover rate(e)	17%		44%	51%	22%		51%	48%	38%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to the Financial Statements and Financial Highlights.

19 | May 31, 2025

ALPS | O’Shares Europe Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Period July 1, 2022 to November 30, 2022(a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$29.31		$27.48	$24.18	$22.62		$28.00	$22.28	$24.28

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.55		0.69	0.71	0.03		0.58	0.55 (c)	0.64	(c)
Net realized and unrealized gain/(loss)	3.54		2.24	3.13	1.71		(5.33)	5.97	(1.95)
Total from investment operations	4.09		2.93	3.84	1.74		(4.75)	6.52	(1.31)

DISTRIBUTIONS:
From net investment income	(0.87)		(1.10)	(0.54)	(0.18)		(0.63)	(0.80)	(0.69)
Total distributions	(0.87)		(1.10)	(0.54)	(0.18)		(0.63)	(0.80)	(0.69)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.22		1.83	3.30	1.56		(5.38)	5.72	(2.00)
NET ASSET VALUE, END OF PERIOD	$32.53		$29.31	$27.48	$24.18		$22.62	$28.00	$22.28
TOTAL RETURN(d)	14.40%		10.72%	15.99%	7.78%		(17.29)%	29.72%	(5.44)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$37,411		$35,171	$36,416	$35,664		$40,716	$26,597	$17,821

Ratio of expenses to average net assets	0.48	%(e)	0.48%	0.48%	0.48	%(e)	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.68	%(e)	2.30%	2.68%	0.29	%(e)	2.20%	2.18%	2.72%
Portfolio turnover rate(f)	1%		29%	40%	38%		22%	42%	72	%(g)

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.54 during the year ended June 30, 2021 and $0.63 during the year ended June 30, 2020.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(g)	Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

See Notes to the Financial Statements and Financial Highlights.

20 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the ‘‘Trust’’), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS | O’Shares U.S. Quality Dividend ETF, the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF and the ALPS | O’Shares Europe Quality Dividend ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS | O’Shares U.S. Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index. The investment objective of the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index. The investment objective of the ALPS | O’Shares Global Internet Giants ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index. The investment objective of the ALPS | O’Shares Europe Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index.

ALPS | O’Shares Global Internet Giants ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF and ALPS | O’Shares Europe Quality Dividend ETF have each elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

21 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

22 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2025:

ALPS | O'Shares U.S. Quality Dividend ETF

	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks*	$803,540,702	$–	$–	$803,540,702
Short Term Investments	242,405	–	$–	242,405
Total	$803,783,107	$–	–	$803,783,107

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF

	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks*	$895,471,174	$–	$–	$895,471,174
Short Term Investments	13,000,868	–	–	13,000,868
Total	$908,472,042	$–	$–	$908,472,042

ALPS | O'Shares Global Internet Giants ETF

	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Unadjusted Prices	Observable Inputs	$ Unobservable Inputs	Total
Common Stocks*	$153,046,526	$–	–	$153,046,526
Short Term Investments	676,111	–	$–	676,111
Total	$153,722,637	$–	–	$153,722,637

ALPS | O'Shares Europe Quality Dividend ETF

	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks*	$36,991,085	$–	$–	$36,991,085
Short Term Investments	54,524	–	–	54,524
Total	$37,045,609	$–	$–	$37,045,609

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2025.

C. Foreign Investment Risk

The ALPS | O’Shares Global Internet Giants ETF and the ALPS | O’Shares Europe Quality Dividend ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information and less stringent accounting, corporate governance and financial reporting standards than for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. For example, the rights and remedies associated with investments in foreign securities may be different than investments in domestic securities. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

23 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

F. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid monthly, except for ALPS | O’Shares Europe Quality Dividend ETF, which declares and pays dividends from net investment income quarterly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains and net operating losses available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of the distributions paid for the fiscal year ended November 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2024
ALPS | O'Shares U.S. Quality Dividend ETF	$12,150,470	$–	$–
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	9,548,300	–	–
ALPS | O'Shares Global Internet Giants ETF	–	–	–
ALPS | O'Shares Europe Quality Dividend ETF	1,395,572	–	–

The character of distributions made during the period may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | O'Shares U.S. Quality Dividend ETF	$7,724,349	$26,522,379
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	2,710,472	10,031,764
ALPS | O'Shares Global Internet Giants ETF	94,448,378	106,695,356
ALPS | O'Shares Europe Quality Dividend ETF	2,521,082	7,242,260

The ALPS O’Shares Global Internet Giants ETF elects to defer to the period ending November 30, 2025, late year ordinary losses in the amount of $238,172.

24 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

		ALPS | O'Shares U.S.
	ALPS | O'Shares U.S.	Small-Cap Quality	ALPS | O'Shares Global	ALPS | O'Shares Europe
	Quality Dividend ETF	Dividend ETF	Internet Giants ETF	Quality Dividend ETF
Gross appreciation (excess of value over tax cost)	$168,768,601	$95,443,303	$47,466,011	$8,097,938
Gross depreciation (excess of tax cost over value)	(34,582,160)	(82,626,656)	(3,436,431)	(1,874,516)
Net unrealized appreciation (depreciation)	$134,186,441	$12,816,647	$44,029,580	$6,223,422
Cost of investments for income tax purposes	$669,596,666	$895,655,395	$109,693,057	$30,822,187

The differences between book-basis and tax basis are primarily due to the deferral of losses from wash sales and investments in Passive Foreign Investment Companies (PFICs). In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2025, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

I. Lending of Portfolio Securities

Effective June 20, 2022, the Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Funds' securities held at SSB as custodian shall be available to be lent except those securities the Funds or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Funds collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Funds' Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Funds' securities lending agreement and related cash and non-cash collateral received as of May 31, 2025:

	Market Value of	Cash Collateral	Non-Cash Collateral	Total Collateral
Fund	Securities on Loan	Received	Received	Received
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$12,112,945	$12,217,566	$–	$12,217,566
ALPS | O'Shares Global Internet Giants ETF	633,173	660,092	–	660,092

25 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2025:

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	Remaining contractual maturity of the agreements
	Overnight &			Greater than
Securities Lending Transactions	Continuous	Up to 30 Days	30-90 Days	90 Days	Total
Common Stocks	$12,217,566	$–	$–	$–	$12,217,566
Total Borrowings					12,217,566
Gross amount of recognized liabilities for securities lending (collateral received)					$12,217,566

ALPS | O'Shares Global Internet Giants ETF	Remaining contractual maturity of the agreements
	Overnight &			Greater than
Securities Lending Transactions	Continuous	Up to 30 Days	30-90 Days	90 Days	Total
Common Stocks	$660,092	$–	$–	$–	$660,092
Total Borrowings					660,092
Gross amount of recognized liabilities for securities lending (collateral received)					$660,092

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS | O’Shares U.S. Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares Global Internet Giants ETF		0.48%
ALPS | O’Shares Europe Quality Dividend ETF		0.48%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

26 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS | O'Shares U.S. Quality Dividend ETF	$7,084,442	$7,004,873
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	–	–
ALPS | O'Shares Global Internet Giants ETF	23,006,775	22,905,183
ALPS | O'Shares Europe Quality Dividend ETF	452,751	927,722

For the six month period ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS | O'Shares U.S. Quality Dividend ETF	$24,201,988	$10,472,535
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	190,006,147	70,076,491
ALPS | O'Shares Global Internet Giants ETF	14,936,068	6,813,456
ALPS | O'Shares Europe Quality Dividend ETF	–	1,545,677
For the six months ended May 31, 2025, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS | O'Shares U.S. Quality Dividend ETF	$3,438,377
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	14,275,969
ALPS | O'Shares Global Internet Giants ETF	2,458,529
ALPS | O'Shares Europe Quality Dividend ETF	341,610

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

27 | May 31, 2025

ALPS ETF Trust

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

6. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of each Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

On June 18, 2025, the Board approved, based on a recommendation from the Adviser, a change to the ALPS | O’Shares Europe Quality Dividend ETF’s name, ticker, and underlying index effective on or around October 1, 2025.

28 | May 31, 2025

ALPS ETF Trust

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction	199A Dividends
ALPS | O’Shares U.S. Quality Dividend ETF	100%	100%	0%
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	100%	100%	0%
ALPS | O’Shares Global Internet Giants ETF	0%	0%	0%
ALPS | O’Shares Europe Quality Dividend ETF	100%	0%	0%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

LICENSING AGREEMENTS

O’Shares Investment Advisers, LLC ( “O’Shares”) has entered into an index licensing agreement with the Advisor with respect to each of the Funds, to allow the Adviser’s use of the O'Shares U.S. Quality Dividend Index, the O'Shares U.S. Small-Cap Quality Dividend Index, the O'Shares Global Internet Giants Index, and the O'Shares Europe Quality Dividend Index (each, an “Underlying Index”). The following disclosure relates to O’Shares.

The Funds are not sponsored, endorsed, sold or promoted by O’Shares or its third party licensors. Neither O’Shares nor its third party licensors make any representation or warranty, express or implied, to shareholders of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general stock market performance. O’Shares’ and its third party licensor’s only relationship to the Adviser and each Fund is the licensing of certain trademarks, service marks and trade names of O’Shares and/or its third party licensors and for the providing the Underlying Index. Neither O’Shares nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of a Fund or the timing of the issuance or sale of a Fund or in the determination or calculation of the equation by which a Fund is to be converted into cash. O’Shares has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER O’SHARES, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. O’SHARES, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. O’SHARES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL O’SHARES, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

O’Shares Investments is a registered trademark and registered service mark of O’Shares Investment, Inc. and has been licensed for use by the Adviser and the Funds.

The Funds are not sponsored, endorsed, sold or promoted by O’Shares, its affiliates or their third party licensors, and neither O’Shares, its affiliates nor its third party licensors make any representation regarding the advisability of investing in the Funds.

O’Shares has entered into an agreement with S-Network Global Indexes Inc. (“S-Network”), pursuant to which S-Network calculates each Underlying Index. The following disclosure relates to O’Shares.

The Funds are not sponsored, endorsed, sold or promoted by or its third party licensors. Neither S-Network nor its third party licensors make any representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general stock market performance. S-Network's and its third party licensor’s only relationship to the Adviser is the licensing of certain trademarks, service marks and trade names of S-Network Global Indexes, Inc. and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S-Network nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of a Fund or the timing of the issuance or sale of a Fund or in the determination or calculation of the equation by which a Fund is to be converted into cash. S-Network has no obligation or liability in connection with the administration, marketing or trading of the Funds.

29 | May 31, 2025

ALPS ETF Trust

Additional Information	May 31, 2025 (Unaudited)

NEITHER S-NETWORK, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S-NETWORK, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S-NETWORK, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

S-Network Global Indexes, Inc.SM, and SNGISM are registered trademarks and registered service marks of S-Network Global Indexes, Inc. “Calculated by S-Network Global Indexes, Inc.” and its related stylized mark are service marks of S-Network Global Indexes, Inc.SM, and have been licensed for use by the Adviser.

The Funds are not sponsored, endorsed, sold or promoted by SNGI, its affiliates or their third party licensors and neither SNGI, its affiliates nor their its third party licensors make any representation regarding the advisability of investing in a Fund.

30 | May 31, 2025

ALPS ETF Trust

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

31 | May 31, 2025

ALPS ETF Trust

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

32 | May 31, 2025

ALPS ETF Trust

Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation	Aggregate Special Compensation
	From the Trust	From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee (1)	$40,000	$–	$40,000
Edmund J. Burke, Trustee	86,500	–	86,500
Jeremy W. Deems, Trustee	88,500	–	88,500
Rick A. Pederson, Trustee	92,500	–	92,500
Joseph F. Keenan, Trustee	82,500	–	82,500
Susan K. Wold, Trustee	82,500	–	82,500
Laton Spahr, President and Trustee*	–	–	–
Total	$472,500	$–	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.
*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds’ unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

33 | May 31, 2025

ALPS ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

34 | May 31, 2025

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

May 31, 2025

Barron's 400[SM] ETF (BFOR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements and Financial Highlights	10
Additional Information	16
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	18
Proxy Disclosures for Open-End Management Investment Companies	19
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	20
Statement Regarding Basis for Approval of Investment Advisory Contract	21

alpsfunds.com

Barron’s 400SM ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.47%)
Communication Services (4.65%)
Alphabet, Inc., Class A	2,215	$380,404
Charter Communications, Inc., Class A(a)(b)	1,022	404,988
Cinemark Holdings, Inc.(b)	14,586	492,569
Comcast Corp., Class A	10,173	351,681
EverQuote, Inc.(a)	12,967	298,889
Fox Corp.	7,469	375,541
Integral Ad Science Holding Corp.(a)	40,770	331,868
Iridium Communications, Inc.	13,159	334,239
Meta Platforms, Inc., Class A	601	389,141
Netflix, Inc.(a)	384	463,576
New York Times Co., Class A	7,487	427,657
Nexstar Media Group, Inc., Class A	2,085	355,326
Pinterest, Inc., Class A(a)	11,337	352,694
TEGNA, Inc.	20,797	347,726
T-Mobile US, Inc.	1,397	338,353
Verizon Communications, Inc.	8,481	372,825
Walt Disney Co.	3,664	414,179
Warner Music Group Corp., Class A	11,193	294,600
Yelp, Inc.(a)	10,564	403,228
Total Communication Services		7,129,484

Consumer Discretionary (11.90%)
ADT, Inc.	49,073	408,287
Adtalem Global Education, Inc.(a)	3,735	493,132
Airbnb, Inc., Class A(a)	2,865	369,585
Amazon.com, Inc.(a)	1,858	380,909
Booking Holdings, Inc.	80	441,514
Boyd Gaming Corp.	5,243	393,068
Brinker International, Inc.(a)	2,571	443,832
Build-A-Bear Workshop, Inc.	10,337	527,600
Burlington Stores, Inc.(a)	1,552	354,275
Carnival Corp.(a)	17,409	404,237
Chewy, Inc., Class A(a)	11,012	498,293
Chipotle Mexican Grill, Inc.(a)	7,322	366,686
Crocs, Inc.(a)	3,497	356,694
Darden Restaurants, Inc.	1,934	414,282
Deckers Outdoor Corp.(a)	3,093	326,373
Dick’s Sporting Goods, Inc.	1,837	329,448
Dorman Products, Inc.(a)	2,875	371,766
Dream Finders Homes, Inc.(a)(b)	15,146	315,946
Duolingo, Inc.(a)	1,235	641,718
Expedia, Inc.	2,186	364,516
Frontdoor, Inc.(a)	9,603	528,261
Gap, Inc.	18,099	403,789
Green Brick Partners, Inc.(a)	6,267	366,306
Home Depot, Inc.	1,022	376,392
Las Vegas Sands Corp.	8,331	342,904
Laureate Education, Inc.(a)	19,224	432,540
Mattel, Inc.(a)	18,528	350,920
Monarch Casino & Resort, Inc.	4,343	363,683
Perdoceo Education Corp.	14,607	497,222
Ralph Lauren Corp.	1,658	458,951
Security Description	Shares	Value
Consumer Discretionary (continued)
Ross Stores, Inc.	2,893	$405,280
Royal Caribbean Cruises, Ltd.	1,656	425,542
SharkNinja, Inc.(a)	4,039	371,305
Stride, Inc.(a)	2,982	451,445
Tapestry, Inc.	5,112	401,548
Taylor Morrison Home Corp., Class A(a)	6,195	348,655
Texas Roadhouse, Inc.	2,117	413,260
TJX Cos., Inc.	3,177	403,161
Tractor Supply Co.	6,843	331,201
Ulta Beauty, Inc.(a)	1,022	481,832
Universal Technical Institute, Inc.(a)	13,443	477,630
Valvoline, Inc.(a)	10,262	354,963
Visteon Corp.(a)	4,535	382,867
Williams-Sonoma, Inc.	2,125	343,740
YETI Holdings, Inc.(a)	10,898	333,043
Total Consumer Discretionary		18,248,601

Consumer Staples (5.29%)
BJ’s Wholesale Club Holdings, Inc.(a)	3,239	366,687
Brown-Forman Corp., Class A(b)	10,325	343,100
Cal-Maine Foods, Inc.	3,968	380,650
Casey’s General Stores, Inc.	913	399,675
Coca-Cola Co.	5,183	373,694
Coca-Cola Consolidated, Inc.	2,720	311,848
Colgate-Palmolive Co.	4,012	372,875
Hershey Co.	2,133	342,752
Inter Parfums, Inc.(b)	2,913	396,809
Kellogg Co.	4,413	364,646
Kimberly-Clark Corp.	2,601	373,920
Kroger Co.	5,476	373,627
Lancaster Colony Corp.	1,984	332,122
Molson Coors Brewing Co., Class B, Class B	6,124	328,185
Mondelez International, Inc., Class A	5,588	377,134
Monster Beverage Corp.(a)	6,468	413,629
National Beverage Corp.	8,898	402,457
PepsiCo, Inc.	2,403	315,874
Pilgrim’s Pride Corp.(b)	7,338	360,736
Procter & Gamble Co.	2,146	364,584
Sprouts Farmers Market, Inc.(a)	2,581	446,152
Vital Farms, Inc.(a)(b)	11,538	367,370
Total Consumer Staples		8,108,526

Energy (3.18%)
Baker Hughes Co.	8,289	307,107
Devon Energy Corp.	10,364	313,615
DHT Holdings, Inc.(b)	34,792	402,891
Diamondback Energy, Inc.	2,382	320,498
EOG Resources, Inc.	2,946	319,847
Hess Corp.	2,419	319,768
Matador Resources Co.	7,389	317,801
ONEOK, Inc.	3,694	298,623
Ovintiv, Inc.	8,847	316,899
Permian Resources Corp.	27,344	344,808

35 | May 31, 2025

Barron’s 400SM ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Energy (continued)
Schlumberger Ltd.	8,776	$290,047
Targa Resources Corp.	1,846	291,539
TechnipFMC PLC	12,865	400,745
Texas Pacific Land Corp.(b)	274	305,244
Viper Energy, Inc.	8,374	332,364
Total Energy		4,881,796

Financials (21.99%)
1st Source Corp.	5,795	350,945
Acadian Asset Management, Inc.	14,505	436,746
Amalgamated Financial Corp.	12,246	370,074
Artisan Partners Asset Management, Inc., Class A	8,999	362,660
Axos Financial, Inc.(a)	5,716	397,491
Bancorp, Inc.(a)	6,902	352,692
Bank OZK	8,213	364,082
Business First Bancshares, Inc.	14,769	351,355
Byline Bancorp, Inc.	13,919	360,085
Camden National Corp.	8,776	345,248
City Holding Co.	3,097	365,105
Coinbase Global, Inc.(a)	1,923	474,250
Columbia Banking System, Inc.	14,688	343,405
Community Trust Bancorp, Inc.	7,055	360,158
Corebridge Financial, Inc.	11,165	364,091
Cullen/Frost Bankers, Inc.	2,925	371,416
East West Bancorp, Inc.	4,093	373,282
Enova International, Inc.(a)	3,907	362,062
Enterprise Financial Services Corp.	6,418	339,769
Equity Bancshares, Inc.	9,110	354,743
Esquire Financial Holdings, Inc.(b)	5,102	462,955
Evercore, Inc., Class A	1,782	412,515
EZCORP, Inc., Class A(a)(b)	26,739	359,640
FactSet Research Systems, Inc.	832	381,272
First BanCorp	20,264	404,875
First Citizens BancShares, Inc., Class A	196	362,380
First Financial Bankshares, Inc.	10,173	358,700
First Mid Bancshares, Inc.	10,253	361,726
Goosehead Insurance, Inc., Class A	3,138	339,720
Hamilton Insurance Group, Ltd.(a)	18,305	398,317
Hamilton Lane, Inc., Class A(b)	2,509	373,841
Hancock Whitney Corp.	7,076	386,845
HCI Group, Inc.(b)	2,621	442,346
Home BancShares, Inc.	12,734	360,245
Independent Bank Corp.	11,731	369,878
Interactive Brokers Group, Inc.	2,083	436,763
International Bancshares Corp.	5,827	364,945
Jack Henry & Associates, Inc.	2,056	372,486
JPMorgan Chase & Co.	1,552	409,728
Kinsale Capital Group, Inc.	794	374,760
Lincoln National Corp.	9,819	325,402
Mastercard, Inc., Class A	682	399,379
Mercantile Bank Corp.	8,176	361,052
Security Description	Shares	Value
Financials (continued)
Merchants Bancorp	9,506	$304,382
Moody’s Corp.	807	386,811
NewtekOne, Inc.	30,536	331,316
Nicolet Bankshares, Inc.	3,158	387,297
Northeast Bank	3,958	331,799
Northrim BanCorp, Inc.	4,919	450,580
OFG Bancorp	8,907	366,434
Old Second Bancorp, Inc.	22,464	371,555
Pacific Premier Bancorp, Inc.	16,287	345,284
Palomar Holdings, Inc.(a)	2,712	465,027
Park National Corp.	2,389	388,356
Pathward Financial, Inc.	5,044	393,684
Paymentus Holdings, Inc.(a)	12,822	489,672
PayPal Holdings, Inc.(a)	5,225	367,213
Peoples Bancorp, Inc.	12,205	357,851
PJT Partners, Inc., Class A	2,602	392,017
Popular, Inc.	4,019	416,087
Preferred Bank	4,434	370,727
Progressive Corp.	1,245	354,738
Renasant Corp.	21,113	740,011
SEI Investments Co.	4,849	413,426
Sezzle, Inc.(a)(b)	9,292	991,549
Shift4 Payments, Inc.(a)(b)	4,174	395,653
Shore Bancshares, Inc.	27,232	394,592
Southside Bancshares, Inc.	12,410	349,838
Stock Yards Bancorp, Inc.(b)	5,264	387,220
Synchrony Financial	6,809	392,539
The Hartford Financial Services Group, Inc.	3,015	391,468
Toast, Inc.(a)	10,446	440,612
TriCo Bancshares	8,898	355,030
Trinity Capital, Inc.(b)	23,152	337,093
UMB Financial Corp.	3,563	367,417
United Bankshares, Inc.	10,436	377,157
Unum Group	4,453	363,855
Victory Capital Holdings, Inc., Class A	6,114	379,129
Virtu Financial, Inc., Class A	10,081	405,155
Visa, Inc., Class A	1,089	397,692
Webster Financial Corp.	7,307	376,164
Westamerica BanCorp	7,255	348,603
World Acceptance Corp.(a)	2,996	462,822
WR Berkley Corp.	5,780	431,708
WSFS Financial Corp.	7,035	372,081
Zions Bancorp NA	7,590	359,462
Total Financials		33,720,535

Health Care (10.19%)
Abbott Laboratories	2,854	381,237
ACADIA Pharmaceuticals, Inc.(a)	21,646	466,904
ADMA Biologics, Inc.(a)	19,484	386,563
Agilent Technologies, Inc.	2,966	331,955
Amgen, Inc.	1,144	329,678
Biogen, Inc.(a)	2,531	328,498
BioMarin Pharmaceutical, Inc.(a)	5,081	295,054
Boston Scientific Corp.(a)	3,674	386,725

36 | May 31, 2025

Barron’s 400SM ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Health Care (continued)
Catalyst Pharmaceuticals, Inc.(a)	16,678	$416,283
Corcept Therapeutics, Inc.(a)	6,283	487,309
DaVita, Inc.(a)	2,432	331,384
Dexcom, Inc.(a)	5,102	437,752
Doximity, Inc., Class A(a)	5,826	303,476
Edwards Lifesciences Corp.(a)	5,152	402,989
Eli Lilly & Co.	445	328,263
Encompass Health Corp.	3,725	450,352
Exelixis, Inc.(a)	9,828	422,997
GE HealthCare Technologies, Inc.	4,413	311,293
Halozyme Therapeutics, Inc.(a)	5,756	322,739
Harmony Biosciences Holdings, Inc.(a)	10,601	365,735
Hims & Hers Health, Inc.(a)(b)	10,487	593,145
IDEXX Laboratories, Inc.(a)	860	441,490
Insulet Corp.(a)	1,393	452,767
Intuitive Surgical, Inc.(a)	740	408,732
iRadimed Corp.	6,977	403,829
Krystal Biotech, Inc.(a)	1,944	244,866
Lantheus Holdings, Inc.(a)(b)	3,544	267,785
LeMaitre Vascular, Inc.	4,272	351,158
Medpace Holdings, Inc.(a)	1,111	327,634
MiMedx Group, Inc.(a)	46,237	297,304
Molina Healthcare, Inc.(a)	1,154	352,016
Pfizer, Inc.	13,959	327,897
Protagonist Therapeutics, Inc.(a)	6,862	325,739
Quest Diagnostics, Inc.	2,095	363,147
Regeneron Pharmaceuticals, Inc.	536	262,790
ResMed, Inc.	1,619	396,315
Semler Scientific, Inc.(a)(b)	10,092	403,680
United Therapeutics Corp.(a)	1,130	360,301
Universal Health Services, Inc., Class B	2,083	396,499
Veeva Systems, Inc., Class A(a)	1,531	428,221
Waters Corp.(a)	982	342,954
Zoetis, Inc.	2,256	380,429
Total Health Care		15,615,884

Industrials (21.90%)
Acuity Brands, Inc.	1,356	352,411
Applied Industrial
Technologies, Inc.	1,601	362,659
Argan, Inc.	3,006	632,162
Armstrong World Industries, Inc.	2,570	399,969
Automatic Data Processing, Inc.	1,227	399,425
Axon Enterprise, Inc.(a)	658	493,737
Blue Bird Corp.(a)(b)	10,426	403,486
Booz Allen Hamilton Holding Corp.	3,158	335,537
Broadridge Financial Solutions, Inc.	1,576	382,700
Byrna Technologies, Inc.(a)(b)	18,818	501,688
Security Description	Shares	Value
Industrials (continued)
Carlisle Cos., Inc.	1,063	$404,131
Cintas Corp.	1,867	422,876
Comfort Systems USA, Inc.	1,052	503,098
Copart, Inc.(a)	6,763	348,159
Core & Main, Inc.(a)	7,602	416,666
CRA International, Inc.	2,085	396,254
Crane Co.	2,358	404,161
CSG Systems International, Inc.	5,952	393,189
Cummins, Inc.	1,113	357,807
Curtiss-Wright Corp.	1,103	485,441
Delta Air Lines, Inc.	7,754	375,216
Dover Corp.	1,992	354,078
DXP Enterprises, Inc.(a)	4,322	357,343
EMCOR Group, Inc.	919	433,639
Emerson Electric Co.	3,199	381,897
Enerpac Tool Group Corp., Class A	8,300	355,904
EnerSys	3,745	313,194
ESCO Technologies, Inc.	2,278	412,865
ExlService Holdings, Inc.(a)	7,804	358,906
Expeditors International of Washington, Inc.	3,108	350,365
Fastenal Co.	9,568	395,541
Federal Signal Corp.	4,641	436,579
Genpact, Ltd.	7,219	310,778
Golden Ocean Group, Ltd.	47,634	366,782
Greenbrier Cos., Inc.	6,549	295,163
Griffon Corp.	5,152	354,200
HEICO Corp., Class A	1,771	417,673
Howmet Aerospace, Inc.	2,814	478,070
IBEX Holdings, Ltd.(a)	14,374	413,827
IES Holdings, Inc.(a)(b)	1,955	507,635
Illinois Tool Works, Inc.	1,417	347,278
Innodata, Inc.(a)(b)	7,916	312,445
Interface, Inc.	18,713	375,944
ITT, Inc.	2,652	399,232
Leidos Holdings, Inc.	2,632	390,905
Lennox International, Inc.	613	346,008
Lincoln Electric Holdings, Inc.	1,903	368,402
Liquidity Services, Inc.(a)	12,157	284,109
LSI Industries, Inc.	21,232	345,445
Matson, Inc.(b)	2,824	318,688
McGrath RentCorp	3,178	357,144
Mueller Industries, Inc.	4,465	347,690
Mueller Water Products, Inc.	13,066	320,509
NEXTracker, Inc.(a)	7,924	449,212
Norfolk Southern Corp.	1,549	382,789
Northrop Grumman Corp.	739	358,245
Old Dominion Freight Line, Inc.	2,188	350,452
Oshkosh Corp.	3,755	372,458
PACCAR, Inc.	3,593	337,203
Parker-Hannifin Corp.	586	389,514
Paychex, Inc.	2,458	388,143
Paycom Software, Inc.	1,684	436,308
Powell Industries, Inc.(b)	2,021	342,741
Pursuit Attractions and Hospitality, Inc.(a)	9,242	257,759
RB Global, Inc.	3,715	391,190

37 | May 31, 2025

Barron’s 400SM ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Industrials (continued)
RBC Bearings, Inc.(a)	1,053	$385,261
Republic Services, Inc.	1,539	395,969
REV Group, Inc.	12,135	454,941
Rollins, Inc.	7,019	401,838
SkyWest, Inc.(a)	4,120	417,974
Snap-on, Inc.	1,100	352,825
SS&C Technologies Holdings, Inc.	4,434	358,312
Sterling Infrastructure, Inc.(a)	3,022	568,166
Uber Technologies, Inc.(a)	5,001	420,884
UL Solutions, Inc.(b)	6,942	496,353
Union Pacific Corp.	1,529	338,918
United Airlines Holdings, Inc.(a)	4,922	391,028
Upwork, Inc.(a)	28,180	436,508
Valmont Industries, Inc.	1,113	353,979
Vertiv Holdings Co.	4,184	451,579
Waste Management, Inc.	1,639	394,950
Watts Water Technologies, Inc., Class A	1,746	422,742
Willis Lease Finance Corp.	2,044	274,591
Woodward, Inc.	2,040	441,313
WW Grainger, Inc.	375	407,835
Xylem, Inc.	3,002	378,372
Total Industrials		33,579,362

Information Technology (13.51%)
A10 Networks, Inc.	20,888	360,527
ACM Research, Inc., Class A(a)(b)	12,130	273,531
Adeia, Inc.	26,787	343,945
Adobe, Inc.(a)	910	377,732
Amphenol Corp., Class A	5,732	515,479
ANSYS, Inc.(a)	1,124	371,842
Appfolio, Inc., Class A(a)	1,680	354,766
AppLovin Corp., Class A(a)	1,186	466,098
Arista Networks, Inc.(a)	4,277	370,559
Autodesk, Inc.(a)	1,391	411,903
Badger Meter, Inc.	1,817	451,016
Cadence Design Systems, Inc.(a)	1,427	409,649
Cirrus Logic, Inc.(a)	3,625	356,555
Clear Secure, Inc.(b)	14,044	347,589
Climb Global Solutions, Inc.	3,249	357,959
Cognizant Technology Solutions Corp., Class A	4,550	368,504
Coherent Corp.(a)	5,426	410,368
Digi International, Inc.(a)	12,299	398,611
Docusign, Inc.(a)	4,363	386,605
Dolby Laboratories, Inc., Class A	4,424	328,526
Dynatrace, Inc.(a)	7,216	389,736
F5, Inc.(a)	1,362	388,688
Fabrinet(a)	1,639	381,674
Flex, Ltd.(a)	10,322	436,621
Fortinet, Inc.(a)	3,766	383,303
Gartner, Inc.(a)	790	344,772
GoDaddy, Inc., Class A(a)	2,016	367,214
Hewlett Packard Enterprise Co.	23,458	405,354
InterDigital, Inc.(b)	1,657	360,000
Security Description	Shares	Value
Information Technology (continued)
International Business Machines Corp.	1,442	$373,565
Intuit, Inc.	607	457,356
Itron, Inc.(a)	3,411	394,312
KLA Corp.	506	382,981
Lam Research Corp.	4,646	375,350
Microsoft Corp.	937	431,357
Monolithic Power Systems, Inc.	563	372,650
NVIDIA Corp.	3,039	410,660
OneSpan, Inc.	23,023	366,756
Oracle Corp.	2,367	391,809
OSI Systems, Inc.(a)	1,922	421,129
Palantir Technologies, Inc., Class A(a)	4,159	548,073
Photronics, Inc.(a)	16,898	282,366
QUALCOMM, Inc.	2,304	334,541
Qualys, Inc.(a)	2,783	385,585
Rambus, Inc.(a)	6,670	356,645
Roper Technologies, Inc.	628	358,130
Salesforce, Inc.	1,296	343,920
Seagate Technology Plc	4,019	474,001
Super Micro Computer, Inc.(a)(b)	8,675	347,173
Synopsys, Inc.(a)	800	371,184
Trimble, Inc.(a)	5,173	368,680
Tyler Technologies, Inc.(a)	638	368,120
Verint Systems, Inc.(a)	16,125	282,832
Zoom Communications, Inc., Class A(a)	4,940	401,375
Total Information Technology		20,719,676

Materials (3.86%)
Air Products and Chemicals, Inc.	1,240	345,848
Alcoa Corp.	10,456	279,907
Axalta Coating Systems, Ltd.(a)	10,376	319,581
Carpenter Technology Corp.	1,974	463,890
CF Industries Holdings, Inc.	4,681	424,613
CRH PLC	3,735	340,483
Eastman Chemical Co.	3,988	312,540
Ecolab, Inc.	1,437	381,696
NewMarket Corp.	683	439,893
Newmont Corp.	7,653	403,466
Packaging Corp. of America	1,832	353,887
Royal Gold, Inc.	2,348	418,226
RPM International, Inc.	3,128	356,092
Sherwin-Williams Co.	1,063	381,415
Sylvamo Corp.	5,540	293,454
United States Lime & Minerals, Inc.	3,909	401,767
Total Materials		5,916,758

Utilities (2.00%)
Constellation Energy Corp.	1,660	508,209
NRG Energy, Inc.	3,786	590,237
Otter Tail Corp.	4,364	336,814
Southern Co.	4,048	364,320
Talen Energy Corp.(a)(b)	1,761	429,596
38 | May 31, 2025

Barron’s 400SM ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
Utilities (continued)
Vistra Corp.	2,935	$471,273
WEC Energy Group, Inc.	3,450	370,668
Total Utilities		3,071,117

TOTAL COMMON STOCKS
(Cost $126,725,998)		150,991,739

Security Description	Shares	Value
LIMITED PARTNERSHIPS (1.29%)
Energy (1.29%)
Cheniere Energy Partners LP	5,662	324,829
Enterprise Products Partners LP	10,722	330,452
Hess Midstream LP, Class A	8,427	311,799
MPLX LP	6,656	339,456
Natural Resource Partners LP	3,431	336,238
Western Midstream Partners LP	8,860	331,364
Total Energy		1,974,138

TOTAL LIMITED PARTNERSHIPS
(Cost $1,599,116)		1,974,138

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.08%)
Money Market Fund (0.20%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $308,536)	4.24%	308,536	$308,536

Investments Purchased with Collateral from Securities Loaned (0.88%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $1,347,565)		1,347,565	1,347,565
TOTAL SHORT TERM INVESTMENTS
(Cost $1,656,101)			1,656,101

TOTAL INVESTMENTS (100.84%)
(Cost $129,981,215)			$154,621,978
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.84%)			(1,291,915)
NET ASSETS - 100.00%			$153,330,063

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $11,226,835.

See Notes to Financial Statements and Financial Highlights.

39 | May 31, 2025

Barron’s 400SM ETF

Statement of Assets and Liabilities	May 31, 2025 (Unaudited)

ASSETS:
Investments, at value*	$154,621,978
Cash	17,476
Dividends receivable	121,092
Total Assets	154,760,546

LIABILITIES:
Payable to adviser	82,918
Payable for collateral upon return of securities loaned	1,347,565
Total Liabilities	1,430,483
NET ASSETS	$153,330,063

NET ASSETS CONSIST OF:
Paid-in capital	$160,105,941
Total distributable earnings/(accumulated losses)	(6,775,878)
NET ASSETS	$153,330,063

INVESTMENTS, AT COST	$129,981,215

PRICING OF SHARES
Net Assets	$153,330,063
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,075,000
Net Asset Value, offering and redemption price per share	$73.89

*	Includes $11,266,835 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

40 | May 31, 2025

Barron’s 400SM ETF

Statement of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend Income*	$1,164,100
Securities lending income	10,144
Total investment income	1,174,244

EXPENSES:
Investment adviser fees	483,533
Net expenses	483,533
NET INVESTMENT INCOME	690,711

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	4,365,048
Net change in unrealized appreciation/(depreciation) on investments	(15,084,384)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,719,336)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,028,625)

*	Net of foreign tax withholding of $2,332.
(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

41 | May 31, 2025

Barron’s 400SM ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$690,711	$1,441,750
Net realized gain	4,365,048	20,657,427
Net change in unrealized appreciation/(depreciation)	(15,084,384)	24,282,171
Net increase/(decrease) in net assets resulting from operations	(10,028,625)	46,381,348

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,034,000)	(1,760,535)
Total distributions	(1,034,000)	(1,760,535)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,614,639	–
Cost of shares redeemed	(3,522,456)	(14,307,311)
Net increase/(decrease) from capital share transactions	2,092,183	(14,307,311)
Net increase/(decrease) in net assets	(8,970,442)	30,313,502

NET ASSETS:
Beginning of period	162,300,505	131,987,003
End of period	$153,330,063	$162,300,505

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,050,000	2,275,000
Shares sold	75,000	–
Shares redeemed	(50,000)	(225,000)
Shares outstanding, end of period	2,075,000	2,050,000

See Notes to Financial Statements and Financial Highlights.

42 | May 31, 2025

Barron’s 400SM ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$79.17		$58.02	$58.02	$62.39	$47.32	$42.04

INCOME FROM OPERATIONS:
Net investment income(a)	0.34		0.69	0.91	0.75	0.52	0.43
Net realized and unrealized gain/(loss)	(5.12)		21.24	(0.02)	(4.55)	15.05	5.14
Total from investment operations	(4.78)		21.93	0.89	(3.80)	15.57	5.57

DISTRIBUTIONS:
From net investment income	(0.50)		(0.78)	(0.89)	(0.57)	(0.50)	(0.29)
Total distributions	(0.50)		(0.78)	(0.89)	(0.57)	(0.50)	(0.29)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(5.28)		21.15	0.00	(4.37)	15.07	5.28
NET ASSET VALUE, END OF PERIOD	$73.89		$79.17	$58.02	$58.02	$62.39	$47.32
TOTAL RETURN(b)	(6.03)%		38.15%	1.67%	(6.18)%	33.18%	13.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$153,330		$162,301	$131,987	$139,248	$155,968	$118,293

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.93	%(c)	1.03%	1.63%	1.32%	0.90%	1.08%
Portfolio turnover rate(d)	47%		90%	83%	94%	91%	83%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year and redemption at the net asset value on the last day of the year and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

43 | May 31, 2025

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. ALPS Advisors, Inc. (the “Adviser”) is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

44 | May 31, 2025

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

Barron’s 400 ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$150,991,739	$–	$–	$150,991,739
Limited Partnerships*	1,974,138	–	–	1,974,138
Short Term Investments	1,656,101	–	–	1,656,101
Total	$154,621,978	$–	$–	$154,621,978

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2025.

45 | May 31, 2025

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of the distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2024
Barron’s 400SM ETF	$1,760,535	$–	$–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Barron’s 400SM ETF	$36,595,146	$–

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Barron’s 400SM ETF
Gross appreciation (excess of value over tax cost)	$29,114,217
Gross depreciation (excess of tax cost over value)	(4,193,003)
Net unrealized appreciation/(depreciation)	$24,921,214
Cost of investments for income tax purposes	$129,700,764

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

46 | May 31, 2025

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2025:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Barron’s 400 SM ETF	$11,226,835	$1,347,565	$10,126,977	$11,474,542

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2025:

Barron’s 400 SM ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,347,565	$	$–	$–	$1,347,565
Total Borrowings					1,347,565
Gross amount of recognized liabilities for securities lending (collateral received)					$1,347,565

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

47 | May 31, 2025

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Barron’s 400 ETF	$70,225,784	$70,306,938

For the six months ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Barron’s 400 ETF	$5,601,491	$3,513,182

For the six months ended May 31, 2025, the Fund had in-kind net realized gains of $663,275.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust, or other funds to which the Adviser provides advisory services, during the six months ended May 31, 2025 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2025, were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Barron’s 400 SM ETF	$584,100	$417,117	$50,223

48 | May 31, 2025

Barron’s 400SM ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

7. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

49 | May 31, 2025

Barron’s 400SM ETF

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction
Barron’s 400 SM ETF	100%	100%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

LICENSING AGREEMENT

MarketGrader Capital, LLC (the “Index Provider”) has entered into a license agreement with Dow Jones & Company to use the “Barron’s” name and certain related intellectual property in connection with the Underlying Index. The Index Provider also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index. The Index Provider in turn has entered into the Sublicense Agreement with the Adviser to use the Underlying Index. The following disclosure relates to such licensing agreements:

The Fund is not sponsored, managed or advised by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the performance of a market or sector. The Index Provider’s only relationship to the Adviser or the Fund is the licensing of certain service marks and trade names of the Index Provider and of the Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider has no obligation to take the needs of the Adviser or the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Barron’s 400 IndexSM” is calculated and published by the Index Provider. “Barron’s,” “Barron’s 400” and “Barron’s 400 Index” are trademarks or service marks of DJC & Company, Inc. (“DJC”) or its affiliates and have been licensed to the Index Provider and sublicensed for certain purposes by Barron’s 400 Exchange Traded Fund, a sub-fund of that certain ALPS ETF Trust, a Delaware Statutory Trust (the “Sub-Licensee”). The Barron’s 400SM ETF (the “Product”) is not sponsored or advised by DJC or its affiliates. DJC and its affiliates make no representation or warranty, express or implied, to the Licensee or to the owners of the Product(s) or any member of the public regarding the advisability of trading in the Product. DJC and its affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of DJC. The Barron’s 400 IndexSM is determined, composed and calculated by the Index Provider without regard to DJC. DJC has no obligation to take the needs of the Licensee or the owners of the Product into consideration in connection with its licensing of the Barron’s 400 IndexSM to the Index Provider or the Sub-Licensee to Licensee. DJC and its affiliates are not responsible for and have not participated in the calculation of the Barron’s 400 IndexSM or in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Product are to be converted into cash. DJC and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Barron’s 400 IndexSM or the Product.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARRON’S 400 INDEXSM OR ANY DATA INCLUDED THEREIN AND DOW JONES AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARRON’S 400 INDEXSM OR ANY DATA INCLUDED THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES. AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARRON’S 400 INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES AND ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DJC AND THE LICENSEE, OTHER THAN THE LICENSORS OF MARKETGRADER.

50 | May 31, 2025

Barron’s 400SM ETF

Additional Information	May 31, 2025 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

51 | May 31, 2025

Barron’s 400SM ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

52 | May 31, 2025

Barron’s 400SM ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

53 | May 31, 2025

Barron’s 400SM ETF

Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee (1)	$40,000	$–	$40,000
Edmund J. Burke, Trustee	86,500	–	86,500
Jeremy W. Deems, Trustee	88,500	–	88,500
Rick A. Pederson, Trustee	92,500	–	92,500
Joseph F. Keenan, Trustee	82,500	–	82,500
Susan K. Wold, Trustee	82,500	–	82,500
Laton Spahr, President and Trustee*	–	–	–
Total	$472,500	$–	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.
*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund’s unitary fee arrangements, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

54 | May 31, 2025

Barron’s 400SM ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

55 | May 31, 2025

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

alpsfunds.com
1-866-759-5679

BARRON'S 400℠ ETF

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

May 31, 2025

Level Four Large Cap Growth Active ETF (NASDAQ: LGRO)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements and Financial Highlights	6
Additional Information	11
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	12
Proxy Disclosures for Open-End Management Investment Companies	13
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	14
Statement Regarding Basis for Approval of Investment Advisory Contract	15

alpsfunds.com

Level Four Large Cap Growth Active ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.76%)
Communication Services (11.51%)
Alphabet, Inc., Class A	30,140	$5,176,244
Meta Platforms, Inc., Class A	4,639	3,003,706
Netflix, Inc.(a)	1,584	1,912,252
Walt Disney Co.	7,448	841,922
Total Communication Services		10,934,124

Consumer Discretionary (16.09%)
Amazon.com, Inc.(a)	25,366	5,200,283
Booking Holdings, Inc.	534	2,947,109
Etsy, Inc.(a)	12,942	716,340
Home Depot, Inc.	4,793	1,765,214
McDonald's Corp.	2,951	926,171
PulteGroup, Inc.	7,284	714,051
RH(a)	16,680	3,020,915
Total Consumer Discretionary		15,290,083

Consumer Staples (1.55%)
Celsius Holdings, Inc.(a)	23,179	878,021
Constellation Brands, Inc., Class A	3,315	591,031
Total Consumer Staples		1,469,052

Energy (1.02%)
Phillips 66	8,511	965,828

Financials (11.48%)
Blackrock, Inc.	3,077	3,015,122
Mastercard, Inc., Class A	3,503	2,051,357
Morgan Stanley	16,978	2,173,693
PayPal Holdings, Inc.(a)	36,931	2,595,510
Visa, Inc., Class A	2,937	1,072,563
Total Financials		10,908,245

Health Care (4.56%)
AbbVie, Inc.	5,746	1,069,388
Dexcom, Inc.(a)	13,401	1,149,806
UnitedHealth Group, Inc.	4,129	1,246,586
Vertex Pharmaceuticals, Inc.(a)	1,956	864,650
Total Health Care		4,330,430

Industrials (7.97%)
Fortive Corp.	10,841	760,930
Lockheed Martin Corp.	1,935	933,405
Paycom Software, Inc.	4,258	1,103,205
TransDigm Group, Inc.	633	929,516
Uber Technologies, Inc.(a)	35,504	2,988,017
United Rentals, Inc.	1,218	862,807
Total Industrials		7,577,880

Information Technology (42.76%)
Apple, Inc.	29,226	5,870,043
Applied Materials, Inc.	8,471	1,327,829
Arista Networks, Inc.(a)	11,259	975,480
Broadcom, Inc.	10,236	2,477,829
Docusign, Inc.(a)	27,314	2,420,294

Security Description	Shares	Value
Information Technology (continued)
Lam Research Corp.	36,205	$2,925,002
Micron Technology, Inc.	14,896	1,407,076
Microsoft Corp.	12,884	5,931,278
Monolithic Power Systems, Inc.	2,470	1,634,893
NVIDIA Corp.	33,103	4,473,208
Palo Alto Networks, Inc.(a)	5,422	1,043,301
Salesforce, Inc.	5,911	1,568,602
ServiceNow, Inc.(a)	2,203	2,227,431
Snowflake, Inc., Class A(a)	20,476	4,211,299
Twilio, Inc., Class A(a)	18,287	2,152,380
Total Information Technology		40,645,945

Real Estate (0.82%)
Zillow Group, Inc.(a)	11,610	779,147

TOTAL COMMON STOCKS
(Cost $72,475,865)		92,900,734

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.24%)
Money Market Fund (2.24%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.24%	2,130,510	$2,130,510

TOTAL SHORT TERM INVESTMENTS
(Cost $2,130,510)			2,130,510

TOTAL INVESTMENTS (100.00%)
(Cost $74,606,375)	$95,031,244
LIABILITIES IN EXCESS OF OTHER ASSETS (0.00%(b))	(3,003)
NET ASSETS - 100.00%	$95,028,241

(a)	Non-income producing security.
(b)	Less than 0.005%.

See Notes to Financial Statements and Financial Highlights.

1 | May 31, 2025

Level Four Large Cap Growth Active ETF

Statement of Assets and Liabilities	May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$95,031,244
Dividends receivable	36,558
Total Assets	95,067,802

LIABILITIES:
Payable to adviser	39,561
Total Liabilities	39,561
NET ASSETS	$95,028,241

NET ASSETS CONSIST OF:
Paid-in capital	$72,104,064
Total distributable earnings/(accumulated losses)	22,924,177
NET ASSETS	$95,028,241

INVESTMENTS, AT COST	$74,606,375

PRICING OF SHARES
Net Assets	$95,028,241
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,738,400
Net Asset Value, offering and redemption price per share	$34.70

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2025

Level Four Large Cap Growth Active ETF

Statement of Operations	For the Period Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend Income	$334,173
Total investment income	334,173

EXPENSES:
Investment adviser fees	231,073
Total expenses	231,073
NET INVESTMENT INCOME	103,100

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	2,620,082
Net change in unrealized depreciation on investments	(3,917,731)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,297,649)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,194,549)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2025

Level Four Large Cap Growth Active ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$103,100	$358,998
Net realized gain	2,620,082	3,807,777
Net change in unrealized appreciation/(depreciation)	(3,917,731)	19,683,905
Net increase/(decrease) in net assets resulting from operations	(1,194,549)	23,850,680

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(138,193)	(472,605)
Total distributions	(138,193)	(472,605)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,058,086	17,491,395
Cost of shares redeemed	(9,342,902)	(13,367,369)
Net increase from capital share transactions	3,715,184	4,124,026
Net increase in net assets	2,382,442	27,502,101

NET ASSETS:
Beginning of period	92,645,799	65,143,698
End of period	$95,028,241	$92,645,799

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,628,400	2,473,400
Shares sold	405,000	605,000
Shares redeemed	(295,000)	(450,000)
Shares outstanding, end of period	2,738,400	2,628,400

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2025

Level Four Large Cap Growth Active ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Period August 22, 2023 (Commencement of Operations) to November 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$35.25		$26.34	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.04		0.14	0.07
Net realized and unrealized gain/(loss)	(0.54)		8.95	1.27
Total from investment operations	(0.50)		9.09	1.34

DISTRIBUTIONS:
From net investment income	(0.05)		(0.18)	–
Total distributions	(0.05)		(0.18)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.55)		8.91	1.34
NET ASSET VALUE, END OF PERIOD	$34.70		$35.25	$26.34
TOTAL RETURN(b)	(1.42)%		34.63%	5.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$95,028		$92,646	$65,144

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	0.22	%(c)	0.44%	1.01	%(c)
Portfolio turnover rate(d)	6%		8%	0%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2025

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Level Four Large Cap Growth Active ETF (the “Fund”). The investment objective of the Fund is to seek maximum total return and above peer average risk-adjusted return. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 5,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

6 | May 31, 2025

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

Level Four Large Cap Growth Active ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$92,900,734	$–	$–	$92,900,734
Short Term Investments	2,130,510	–	–	2,130,510
Total	$95,031,244	$–	$–	$95,031,244

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2025.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

7 | May 31, 2025

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of the distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2024
Level Four Large Cap Growth Active ETF	$472,605	$–	$–

The character of distributions made during the fiscal year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Level Four Large Cap Growth Active ETF	$–	$131,843

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Level Four Large Cap
Growth Active ETF
Gross appreciation (excess of value over tax cost)	$22,900,292
Gross depreciation (excess of tax cost over value)	(2,475,462)
Net unrealized appreciation/(depreciation)	$20,424,830
Cost of investments for income tax purposes	$74,606,414

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

8 | May 31, 2025

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. During the six month period ended May 31, 2025, the Fund did not have any securities on loan.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Level Four Capital Management, LLC (“Level Four” or the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser's advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.25% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

9 | May 31, 2025

Level Four Large Cap Growth Active ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six month period ended May 31, 2025 the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Level Four Large Cap Growth Active ETF	$5,732,845	$7,563,010

For the six month period ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Level Four Large Cap Growth Active ETF	$12,755,755	$9,096,608

For the six month period ended May 31, 2025, the Fund had in-kind net realized gain of $2,491,191.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 5,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

10 | May 31, 2025

Level Four Large Cap Growth Active ETF

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Level Four Large Cap Growth Active ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction	199A
Level Four Large Cap Growth Active ETF	100.00%	100.00%	0.00%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

11 | May 31, 2025

Level Four Large Cap Growth Active ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

12 | May 31, 2025

Level Four Large Cap Growth Active ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

13 | May 31, 2025

Level Four Large Cap Growth Active ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee (1)	$40,000	$—	$40,000
Edmund J. Burke, Trustee	86,500	—	86,500
Jeremy W. Deems, Trustee	88,500	—	88,500
Rick A. Pederson, Trustee	92,500	—	92,500
Joseph F. Keenan, Trustee	82,500	—	82,500
Susan K. Wold, Trustee	82,500	—	82,500
Laton Spahr, President and Trustee*	—	—	—
Total	$472,500	$—	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust
*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

14 | May 31, 2025

Level Four Large Cap Growth Active ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

15 | May 31, 2025

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

May 31, 2025

RiverFront Dynamic Core Income ETF (NYSE ARCA: RFCI)

RiverFront Dynamic US Dividend Advantage ETF (NYSE ARCA: RFDA)

RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments
RiverFront Dynamic Core Income ETF	1
RiverFront Dynamic US Dividend Advantage ETF	3
RiverFront Strategic Income Fund	5
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets
RiverFront Dynamic Core Income ETF	10
RiverFront Dynamic US Dividend Advantage ETF	11
RiverFront Strategic Income Fund	12
Financial Highlights	13
Notes to Financial Statements and Financial Highlights	16
Additional Information	23
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	24
Proxy Disclosures for Open-End Management Investment Companies	25
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	26
Statement Regarding Basis for Approval of Investment Advisory Contract	27

alpsfunds.com

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (73.10%)
Communications (1.18%)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	$48,000	$47,994
Comcast Corp.
4.150%, 10/15/2028	204,000	202,703
Total Communications		250,697

Consumer Discretionary (16.34%)
Ford Motor Co.
9.625%, 04/22/2030	279,000	316,839
Ford Motor Credit Co. LLC
7.350%, 11/04/2027	456,000	469,492
General Motors Financial Co., Inc.
6.400%, 01/09/2033	691,000	713,876
Goodyear Tire & Rubber Co.
4.875%, 03/15/2027	203,000	200,336
Hyatt Hotels Corp.
5.750%, 04/23/2030	691,000	704,534
Lennar Corp.
5.200%, 07/30/2030	250,000	252,425
Marriott International, Inc.
4.000%, 04/15/2028(a)	462,000	455,381
Toyota Motor Credit Corp.
3.950%, 06/30/2025	353,000	352,844
Total Consumer Discretionary		3,465,727

Energy (6.69%)
Hess Midstream Operations LP
4.250%, 02/15/2030(b)	203,000	193,652
Kinetik Holdings LP
6.625%, 12/15/2028(b)	804,000	820,508
Phillips 66 Co.
5.250%, 06/15/2031	401,000	406,148
Total Energy		1,420,308

Financials (22.84%)
Bank of America Corp.
4.250%, 10/22/2026	282,000	280,874
5Y US TI + 3.23%(c)(d)	499,000	503,689
Blue Owl Credit Income Corp.
7.750%, 01/15/2029	784,000	829,096
Citigroup, Inc.
4.450%, 09/29/2027	367,000	365,548
6.625%, 06/15/2032	120,000	129,169
FNB Corp.
5.150%, 08/25/2025	419,000	418,682
Goldman Sachs Group, Inc.
1D US SOFR + 1.135%, 10/23/2030(c)	332,000	330,934
Iron Mountain, Inc.
4.875%, 09/15/2027(b)	387,000	382,656
Security Description	Principal Amount	Value
Financials (continued)
JPMorgan Chase & Co.
4.250%, 10/01/2027	$240,000	$240,045
Morgan Stanley
5.000%, 11/24/2025	421,000	421,518
PNC Financial Services Group, Inc.
5Y US TI + 3.238%(c)(d)	499,000	507,224
Royal Bank of Canada
6.000%, 11/01/2027	421,000	436,410
Total Financials		4,845,845

Health Care (1.34%)
CVS Health Corp.
4.300%, 03/25/2028	82,000	81,104
HCA, Inc.
5.375%, 09/01/2026	203,000	203,922
Total Health Care		285,026

Industrials (6.01%)
Ingersoll Rand, Inc.
5.700%, 08/14/2033	691,000	711,502
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.900%, 12/01/2032	284,000	281,034
Textron, Inc.
5.500%, 05/15/2035	284,000	282,802
Total Industrials		1,275,338

Materials (0.97%)
DuPont de Nemours, Inc.
4.725%, 11/15/2028	203,000	205,647
Total Materials		205,647

Technology (9.35%)
Concentrix Corp.
6.850%, 08/02/2033	691,000	707,484
Flex, Ltd.
5.250%, 01/15/2032	284,000	282,587
HP, Inc.
5.400%, 04/25/2030	250,000	253,235
Microchip Technology, Inc.
5.050%, 02/15/2030	284,000	284,920
Micron Technology, Inc.
5.375%, 04/15/2028	447,000	456,251
Total Technology		1,984,477

Utilities (8.38%)
Dominion Energy, Inc.
4.250%, 06/01/2028	462,000	459,263
Public Service Enterprise Group, Inc.
5.850%, 11/15/2027	456,000	470,154
Southern California Gas Co.
5.200%, 06/01/2033	407,000	406,143

See Notes to Financial Statements and Financial Highlights.

1 | May 31, 2025

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Utilities (continued)
Vistra Operations Co. LLC
7.750%, 10/15/2031(b)		$417,000	$442,421
Total Utilities			1,777,981

TOTAL CORPORATE BONDS
(Cost $15,446,780)			15,511,046

GOVERNMENT BONDS (22.16%)
Mexico Government International Bond
6.000%, 05/13/2030		208,000	214,011
United States Treasury Bond
4.375%, 05/15/2034		332,000	333,011
4.750%, 02/15/2037		499,000	512,489
4.750%, 11/15/2043		2,503,000	2,454,798
4.000%, 11/15/2052		902,000	772,161
3.625%, 05/15/2053		519,000	414,237
TOTAL GOVERNMENT BONDS
(Cost $5,058,456)			4,700,707

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.68%)
Money Market Fund (3.68%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.24%	781,237	$781,237

TOTAL SHORT TERM INVESTMENTS

(Cost $781,237)			781,237

TOTAL INVESTMENTS (98.94%)
(Cost $21,286,473)			$20,992,990
OTHER ASSETS IN EXCESS OF LIABILITIES (1.06%)			225,007
NET ASSETS - 100.00%			$21,217,997

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of May 31, 2025 was 4.35%

5Y US TI - 5 Year US TI as of May 31, 2025 was 3.96%

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2025, the market value of those securities was $455,381, representing 2.15% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,839,238, representing 8.67% of net assets.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of May 31, 2025. Security description includes the reference rate and spread if published and available.
(d)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Financial Statements and Financial Highlights.

2 | May 31, 2025

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.97%)
Communication Services (3.84%)
Alphabet, Inc., Class A	3,548	$609,334
Alphabet, Inc., Class C	10,224	1,767,218
TEGNA, Inc.	27,435	458,713
Total Communication Services		2,835,265

Consumer Discretionary (11.71%)
Amazon.com, Inc.(a)	15,999	3,279,955
Ethan Allen Interiors, Inc.	16,052	419,439
H&R Block, Inc.	22,456	1,278,869
Perdoceo Education Corp.	68,967	2,347,637
TJX Cos., Inc.	7,994	1,014,438
Upbound Group, Inc.	13,915	319,210
Total Consumer Discretionary		8,659,548

Consumer Staples (2.94%)
Altria Group, Inc.	11,476	695,560
B&G Foods, Inc.(b)	104,878	441,536
Coca-Cola Co.	7,696	554,882
Philip Morris International, Inc.	2,680	483,981
Total Consumer Staples		2,175,959

Energy (7.67%)
Antero Midstream Corp.	83,002	1,558,778
Crescent Energy Co.	76,572	642,439
Devon Energy Corp.	8,293	250,946
EOG Resources, Inc.	8,426	914,811
Exxon Mobil Corp.	7,255	742,186
Kinder Morgan, Inc.	42,170	1,182,447
VAALCO Energy, Inc.(b)	119,297	378,171
Total Energy		5,669,778

Financials (18.00%)
Fidelity National Information Services, Inc.	14,296	1,138,105
First Financial Corp.	15,950	826,848
First Horizon National Corp.	41,047	816,014
FNB Corp.	28,665	397,584
Fulton Financial Corp.	27,698	477,790
Hanmi Financial Corp.	36,110	827,641
Heritage Commerce Corp.	68,960	638,570
Old Republic International Corp.	33,853	1,279,643
OneMain Holdings, Inc.(b)	11,244	582,889
Ready Capital Corp.(b)	37,700	168,519
Starwood Property Trust, Inc.	15,634	308,772
TrustCo Bank Corp. NY	20,260	628,870
Universal Insurance Holdings, Inc.	35,866	973,403
US Bancorp	25,702	1,120,350
Valley National Bancorp	53,953	473,707
Veritex Holdings, Inc.	19,505	472,021
Visa, Inc., Class A	3,224	1,177,373
Washington Trust Bancorp, Inc.	22,450	620,967
Security Description	Shares	Value
Financials (continued)
Western Union Co.	40,474	$375,599
Total Financials		13,304,665

Health Care (1.48%)
Amgen, Inc.	1,846	531,980
National Research Corp.	41,358	558,747
Total Health Care		1,090,727

Industrials (6.99%)
Apogee Enterprises, Inc.	13,375	516,944
Deluxe Corp.	37,679	537,679
Genco Shipping & Trading, Ltd.	37,669	498,738
Lockheed Martin Corp.	1,024	493,957
MSC Industrial Direct Co. Inc, Class A, Class A	5,199	422,159
Paychex, Inc.	3,716	586,793
Pitney Bowes, Inc.	137,972	1,421,112
Trane Technologies PLC	1,600	688,432
Total Industrials		5,165,814

Information Technology (33.20%)
Apple, Inc.	27,011	5,425,159
Cisco Systems, Inc.	23,434	1,477,279
Hewlett Packard Enterprise Co.	65,320	1,128,730
International Business Machines Corp.	6,440	1,668,347
Microsoft Corp.	14,182	6,528,826
NVIDIA Corp.	55,670	7,522,687
QUALCOMM, Inc.	5,422	787,274
Total Information Technology		24,538,302

Materials (2.30%)
Greif, Inc.	6,622	398,975
Myers Industries, Inc.	62,550	793,760
Ramaco Resources, Inc.(b)	56,462	507,860
Total Materials		1,700,595

Real Estate (6.12%)
Camden Property Trust	4,040	474,660
Curbline Properties Corp.	21,258	482,344
Global Medical REIT, Inc.	94,775	602,769
Invitation Homes, Inc.	13,744	463,173
Medical Properties Trust, Inc.(b)	103,111	471,217
Piedmont Office Realty Trust, Inc., Class A(a)	33,013	235,052
SITE Centers Corp.	10,436	124,397
Tanger, Inc.	27,352	815,090
Universal Health Realty Income Trust	21,628	858,848
Total Real Estate		4,527,550

Utilities (3.72%)
Clearway Energy, Inc., Class C	40,562	1,248,092
Evergy, Inc.	7,014	465,800

See Notes to Financial Statements and Financial Highlights.

3 | May 31, 2025

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description		Shares	Value
Utilities (continued)
Public Service Enterprise Group, Inc.		12,766	$1,034,429
Total Utilities			2,748,321

TOTAL COMMON STOCKS
(Cost $63,993,419)			72,416,524

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.78%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $1,431,203)	4.24%	1,431,203	$1,431,203

Investments Purchased with Collateral from Securities Loaned (0.84%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%
(Cost $623,997)		623,997	623,997
TOTAL SHORT TERM INVESTMENTS
(Cost $2,055,200)			2,055,200

TOTAL INVESTMENTS (100.75%)
(Cost $66,048,619)			$74,471,724
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.75%)			(553,791)
NET ASSETS - 100.00%			$73,917,933

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,898,117.

See Notes to Financial Statements and Financial Highlights.

4 | May 31, 2025

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (73.79%)
Communications (4.63%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.500%, 05/01/2026(a)	$387,000	$386,281
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	1,005,000	1,023,032
Netflix, Inc.
4.375%, 11/15/2026	696,000	697,469
Sirius XM Radio LLC
5.000%, 08/01/2027(a)	800,000	792,221
T-Mobile USA, Inc.
4.750%, 02/01/2028	1,204,000	1,206,142
Total Communications		4,105,145

Consumer Discretionary (14.16%)
Brink's Co.
6.500%, 06/15/2029(a)	928,000	947,511
Ford Motor Credit Co. LLC
6.950%, 03/06/2026	849,000	854,476
General Motors Financial Co., Inc.
5.400%, 04/06/2026	790,000	792,479
Goodyear Tire & Rubber Co.
5.000%, 05/31/2026	878,000	879,099
Group 1 Automotive, Inc.
6.375%, 01/15/2030(a)	964,000	983,536
Hilton Domestic Operating Co., Inc.
5.750%, 05/01/2028(a)	1,005,000	1,009,166
Hyatt Hotels Corp.
5.750%, 01/30/2027	815,000	829,160
Las Vegas Sands Corp.
6.000%, 08/15/2029	904,000	918,554
Lennar Corp.
4.750%, 11/29/2027	820,000	823,197
Marriott International, Inc.
4.900%, 04/15/2029	790,000	797,341
MGM Resorts International
5.500%, 04/15/2027	856,000	859,584
Newell Brands, Inc.
6.375%, 09/15/2027	1,005,000	1,010,167
Service Corp. International
5.750%, 10/15/2032	1,003,000	997,974
Volkswagen Group of America Finance LLC
6.450%, 11/16/2030(a)	805,000	843,824
Total Consumer Discretionary		12,546,068

Consumer Staples (2.74%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/2029	728,000	738,439
Security Description	Principal Amount	Value
Consumer Staples (continued)
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl
5.125%, 02/01/2028	$800,000	$809,238
Post Holdings, Inc.
6.250%, 02/15/2032(a)	868,000	883,593
Total Consumer Staples		2,431,270

Energy (7.97%)
Columbia Pipelines Holding Co. LLC
6.042%, 08/15/2028(a)	849,000	875,226
DCP Midstream Operating LP
5.375%, 07/15/2025	441,000	441,119
EQT Corp.
6.375%, 04/01/2029(a)	1,188,000	1,216,731
Hess Midstream Operations LP
6.500%, 06/01/2029(a)	904,000	923,452
Hilcorp Energy I LP / Hilcorp Finance Co.
7.250%, 02/15/2035(a)	1,003,000	930,293
Kinetik Holdings LP
6.625%, 12/15/2028(a)	849,000	866,432
Murphy Oil Corp.
6.000%, 10/01/2032	1,003,000	936,063
Sunoco LP / Sunoco Finance Corp.
7.000%, 09/15/2028(a)	849,000	870,842
Total Energy		7,060,158

Financials (17.68%)
Aircastle, Ltd.
6.500%, 07/18/2028(a)	849,000	880,099
American Express Co.
5.850%, 11/05/2027	892,000	923,231
Ares Capital Corp.
7.000%, 01/15/2027	800,000	824,552
Avolon Holdings Funding, Ltd.
6.375%, 05/04/2028(a)	862,000	892,594
Banco Santander SA
5.147%, 08/18/2025	148,000	148,137
Block, Inc.
6.500%, 05/15/2032	880,000	899,899
Blue Owl Credit Income Corp.
7.750%, 01/15/2029	820,000	867,167
Blue Owl Technology Finance Corp.
6.750%, 04/04/2029	813,000	818,208
Citigroup, Inc.
4.450%, 09/29/2027	1,112,000	1,107,601
EPR Properties
4.750%, 12/15/2026	693,000	689,346
HAT Holdings I LLC / HAT Holdings II LLC
8.000%, 06/15/2027(a)	928,000	956,304
HSBC USA, Inc.
5.294%, 03/04/2027	868,000	881,081

See Notes to Financial Statements and Financial Highlights.

5 | May 31, 2025

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Financials (continued)
Iron Mountain, Inc.
4.875%, 09/15/2027(a)	$774,000	$765,311
KeyBank NA/Cleveland OH
5.850%, 11/15/2027	849,000	871,084
Macquarie Airfinance Holdings, Ltd.
6.400%, 03/26/2029(a)	928,000	960,152
Omega Healthcare Investors, Inc.
5.250%, 01/15/2026	447,000	447,518
OneMain Finance Corp.
6.625%, 01/15/2028	904,000	921,371
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.050%, 08/01/2028(a)	849,000	880,630
Royal Bank of Canada
6.000%, 11/01/2027	892,000	924,649
Total Financials		15,658,934

Health Care (2.77%)
DaVita, Inc.
4.625%, 06/01/2030(a)	774,000	723,741
GE HealthCare Technologies, Inc.
5.600%, 11/15/2025	849,000	851,246
HCA, Inc.
5.625%, 09/01/2028	856,000	875,861
Total Health Care		2,450,848

Industrials (7.71%)
Hillenbrand, Inc.
6.250%, 02/15/2029	856,000	860,024
L3Harris Technologies, Inc.
5.400%, 07/31/2033	1,068,000	1,082,790
MasTec, Inc.
4.500%, 08/15/2028(a)	744,000	730,667
Textron, Inc.
5.500%, 05/15/2035	1,256,000	1,250,701
TransDigm, Inc.
6.375%, 03/01/2029(a)	868,000	883,231
Trinity Industries, Inc.
7.750%, 07/15/2028(a)	904,000	939,975
United Rentals North America, Inc.
6.000%, 12/15/2029(a)	1,066,000	1,084,792
Total Industrials		6,832,180

Materials (9.74%)
Alcoa Nederland Holding BV
7.125%, 03/15/2031(a)	856,000	889,195
ArcelorMittal SA
6.550%, 11/29/2027	849,000	880,761
Avient Corp.
6.250%, 11/01/2031(a)	1,003,000	1,005,198
Ball Corp.
6.000%, 06/15/2029	856,000	874,022
Security Description	Principal Amount	Value
Materials (continued)
Berry Global, Inc.
4.875%, 07/15/2026(a)	$368,000	$367,091
Celanese US Holdings LLC
7.050%, 11/15/2030	849,000	875,574
Freeport-McMoRan, Inc.
5.000%, 09/01/2027	391,000	392,154
Methanex Corp.
5.125%, 10/15/2027	705,000	699,447
Methanex US Operations, Inc.
6.250%, 03/15/2032(a)	564,000	546,313
Sasol Financing USA LLC
4.375%, 09/18/2026	447,000	438,667
Sealed Air Corp./Sealed Air Corp US
6.125%, 02/01/2028(a)	856,000	866,111
Standard Industries, Inc.
5.000%, 02/15/2027(a)	800,000	795,051
Total Materials		8,629,584

Technology (2.57%)
CDW LLC / CDW Finance Corp.
3.569%, 12/01/2031	8,000	7,259
Concentrix Corp.
6.600%, 08/02/2028	1,204,000	1,262,753
Seagate Data Storage Technology Pte, Ltd.
5.875%, 07/15/2030(a)	1,000,000	1,004,060
Total Technology		2,274,072

Utilities (3.82%)
American Electric Power Co., Inc.
5.750%, 11/01/2027	892,000	918,207
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 08/20/2026	749,000	759,216
NRG Energy, Inc.
5.750%, 01/15/2028	800,000	803,361
Vistra Operations Co. LLC
7.750%, 10/15/2031(a)	849,000	900,758
Total Utilities		3,381,542

TOTAL CORPORATE BONDS
(Cost $65,068,538)		65,369,801

GOVERNMENT BONDS (23.04%)
Mexico Government International Bond
6.000%, 05/13/2030	870,000	895,143
U.S. Treasury Note
4.625%, 09/30/2030	1,091,000	1,123,069

See Notes to Financial Statements and Financial Highlights.

6 | May 31, 2025

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Utilities (continued)
United States Treasury Bond
4.375%, 05/15/2034		$1,091,000	$1,094,324
4.750%, 02/15/2037		1,618,000	1,661,737
4.750%, 11/15/2043		3,849,000	3,774,877
4.500%, 02/15/2044		4,654,000	4,415,119
4.625%, 05/15/2044		1,457,000	1,403,159
4.000%, 11/15/2052		7,063,000	6,046,314
TOTAL GOVERNMENT BONDS
(Cost $22,347,224)			20,413,742

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.99%)
Money Market Fund (1.99%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.24%	1,765,063	$1,765,063

TOTAL SHORT TERM INVESTMENTS
(Cost $1,765,063)			1,765,063

TOTAL INVESTMENTS (98.82%)
(Cost $89,180,825)			$87,548,606
OTHER ASSETS IN EXCESS OF LIABILITIES (1.18%)			1,045,659
NET ASSETS - 100.00%			$88,594,265

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $27,600,382, representing 31.15% of net assets.

See Notes to Financial Statements and Financial Highlights.

7 | May 31, 2025

RiverFront ETFs

Statements of Assets and Liabilities	May 31, 2025 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Strategic Income Fund
ASSETS:
Investments, at value(a)	$20,992,990	$74,471,724	$87,548,606
Cash	–	5,650	21,950
Dividend receivable	–	91,197	–
Interest receivable	234,176	5,357	1,058,258
Total Assets	21,227,166	74,573,928	88,628,814

LIABILITIES:
Payable to adviser	9,169	31,998	34,549
Payable for collateral upon return of securities loaned	–	623,997	–
Other Payables	–	–	–
Total Liabilities	9,169	655,995	34,549
NET ASSETS	$21,217,997	$73,917,933	$88,594,265

NET ASSETS CONSIST OF:
Paid-in capital	$25,105,315	$67,480,374	$105,767,455
Total distributable earnings/(accumulated losses)	(3,887,318)	6,437,559	(17,173,190)
NET ASSETS	$21,217,997	$73,917,933	$88,594,265

INVESTMENTS, AT COST	$21,286,473	$66,048,619	$89,180,825

PRICING OF SHARES
Net Assets	$21,217,997	$73,917,933	$88,594,265
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	950,000	1,350,002	3,875,000
Net Asset Value, offering and redemption price per share	$22.33	$54.75	$22.86

(a)	Includes $-, $1,898,117 and $-, respectively, of securities on loan.

See Notes to Financial Statements and Financial Highlights.

8 | May 31, 2025

RiverFront ETFs

Statements of Operations	For the Six Months Ended May 31, 2025 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Strategic Income Fund
INVESTMENT INCOME:
Interest	$543,674	$–	$2,172,166
Dividends	14,797	1,178,235	50,138
Securities Lending Income	–	2,274	–
Total Investment Income	558,471	1,180,509	2,222,304

EXPENSES:
Investment adviser and sub-adviser fees (Note 3)	55,788	198,024	195,034
Total expenses	55,788	198,024	195,034
NET INVESTMENT INCOME	502,683	982,485	2,027,270

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments(a)	(49,594)	1,962,627	(92,408)
NET REALIZED GAIN/(LOSS)	(49,594)	1,962,627	(92,408)
Net change in unrealized depreciation on investments	(242,436)	(7,274,613)	(1,024,185)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)	(242,436)	(7,274,613)	(1,024,185)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(292,030)	(5,311,986)	(1,116,593)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$210,653	$(4,329,501)	$910,677

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements and Financial Highlights.

9 | May 31, 2025

RiverFront Dynamic Core Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$502,683	$1,048,338
Net realized loss	(49,594)	(362,460)
Net change in unrealized appreciation/(depreciation)	(242,436)	1,207,623
Net increase in net assets resulting from operations	210,653	1,893,501

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(493,620)	(1,052,360)
Total distributions	(493,620)	(1,052,360)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	554,488
Shares redeemed	(1,125,504)	(4,507,572)
Net decrease from share transactions	(1,125,504)	(3,953,084)

Net decrease in net assets	(1,408,471)	(3,111,943)

NET ASSETS:
Beginning of period	22,626,468	25,738,411
End of period	$21,217,997	$22,626,468

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,000,000	1,175,000
Shares sold	–	25,000
Shares redeemed	(50,000)	(200,000)
Shares outstanding, end of period	950,000	1,000,000

See Notes to Financial Statements and Financial Highlights.

10 | May 31, 2025

RiverFront Dynamic US Dividend Advantage ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$982,485	$2,073,654
Net realized gain	1,962,627	5,409,430
Net change in unrealized appreciation/(depreciation)	(7,274,613)	12,905,982
Net increase/(decrease) in net assets resulting from operations	(4,329,501)	20,389,066

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(885,131)	(2,072,969)
Total distributions	(885,131)	(2,072,969)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	8,526,732	3,992,312
Shares redeemed	(7,949,810)	(16,833,938)
Net increase/(decrease) from share transactions	576,922	(12,841,626)

Net increase/(decrease) in net assets	(4,637,710)	5,474,471

NET ASSETS:
Beginning of period	78,555,643	73,081,172
End of period	$73,917,933	$78,555,643

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,350,002	1,600,002
Shares sold	150,000	75,000
Shares redeemed	(150,000)	(325,000)
Shares outstanding, end of period	1,350,002	1,350,002

See Notes to Financial Statements and Financial Highlights.

11 | May 31, 2025

RiverFront Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income	$2,027,270	$4,239,925
Net realized loss	(92,408)	(2,090,548)
Net change in unrealized appreciation/(depreciation)	(1,024,185)	4,930,029
Net increase in net assets resulting from operations	910,677	7,079,406

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,017,348)	(4,267,963)
Total distributions	(2,017,348)	(4,267,963)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	20,043,461	4,613,424
Shares redeemed	(10,746,909)	(38,533,107)
Net increase/(decrease) from share transactions	9,296,552	(33,919,683)

Net increase/(decrease) in net assets	8,189,881	(31,108,240)

NET ASSETS:
Beginning of period	80,404,384	111,512,624
End of period	$88,594,265	$80,404,384

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,475,000	4,950,000
Shares sold	875,000	200,000
Shares redeemed	(475,000)	(1,675,000)
Shares outstanding, end of period	3,875,000	3,475,000

See Notes to Financial Statements and Financial Highlights.

12 | May 31, 2025

RiverFront Dynamic Core Income ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$22.63		$21.91	$22.23	$25.35	$26.21	$25.22

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.51		0.95	0.75	0.47	0.47	0.50
Net realized and unrealized gain/(loss)	(0.31)		0.73	(0.29)	(2.71)	(0.87)	0.99
Total from investment operations	0.20		1.68	0.46	(2.24)	(0.40)	1.49

DISTRIBUTIONS:
From net investment income	(0.50)		(0.96)	(0.78)	(0.50)	(0.46)	(0.50)
From net realized gains	–		–	–	(0.38)	–	–
Total distributions	(0.50)		(0.96)	(0.78)	(0.88)	(0.46)	(0.50)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.30)		0.72	(0.32)	(3.12)	(0.86)	0.99
NET ASSET VALUE, END OF PERIOD	$22.33		$22.63	$21.91	$22.23	$25.35	$26.21
TOTAL RETURN(b)	0.91%		7.80%	2.12%	(9.02)%	(1.51)%	5.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$21,218		$22,626	$25,738	$43,341	$117,873	$112,724

Ratio of expenses to average net assets	0.51	%(c)	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of net investment income to average net assets	4.60	%(c)	4.24%	3.40%	2.03%	1.83%	1.94%
Portfolio turnover rate(d)	4%		17%	54%	50%	45%	11%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

13 | May 31, 2025

RiverFront Dynamic US Dividend Advantage ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$58.19		$45.68	$44.76	$44.92	$37.03	$33.98

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.70		1.41	1.25	1.46	0.62	0.56
Net realized and unrealized gain/(loss)	(3.51)		12.50	0.89	(0.21)	7.90	3.08
Total from investment operations	(2.81)		13.91	2.14	1.25	8.52	3.64

DISTRIBUTIONS:
From net investment income	(0.63)		(1.40)	(1.22)	(1.41)	(0.63)	(0.59)
Total distributions	(0.63)		(1.40)	(1.22)	(1.41)	(0.63)	(0.59)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.44)		12.51	0.92	(0.16)	7.89	3.05
NET ASSET VALUE, END OF PERIOD	$54.75		$58.19	$45.68	$44.76	$44.92	$37.03
TOTAL RETURN(b)	(4.82)%		30.90%	4.96%	2.86%	23.13%	10.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$73,918		$78,556	$73,081	$92,881	$132,524	$133,294

Ratio of expenses to average net assets	0.52	%(c)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	2.58	%(c)	2.75%	2.84%	3.23%	1.47%	1.68%
Portfolio turnover rate(d)	0%		28%	50%	104%	0%	75%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

14 | May 31, 2025

RiverFront Strategic Income Fund

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$23.14		$22.53	$22.65	$24.53	$24.79	$24.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.55		1.01	0.78	0.55	0.55	0.81
Net realized and unrealized gain/(loss)	(0.29)		0.63	(0.12)	(1.82)	(0.18)	0.13 (b)
Total from investment operations	0.26		1.64	0.66	(1.27)	0.37	0.94

DISTRIBUTIONS:
From net investment income	(0.54)		(1.03)	(0.78)	(0.61)	(0.63)	(0.84)
Total distributions	(0.54)		(1.03)	(0.78)	(0.61)	(0.63)	(0.84)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.28)		0.61	(0.12)	(1.88)	(0.26)	0.10
NET ASSET VALUE, END OF PERIOD	$22.86		$23.14	$22.53	$22.65	$24.53	$24.79
TOTAL RETURN(c)	1.16%		7.42%	2.98%	(5.20)%	1.52%	3.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$88,594		$80,404	$111,513	$104,759	$142,893	$118,984

Ratio of expenses excluding waiver/reimbursement to average net assets	0.46	%(d)	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of expenses including waiver/reimbursement to average net assets	0.46	%(d)	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income including expenses waiver/reimbursement to average net assets	4.78	%(d)	4.41%	3.47%	2.35%	2.23%	3.32%
Portfolio turnover rate(e)	4%		42%	52%	24%	50%	54%

(a)	Based on average shares outstanding during the period.
(b)	Net realized and unrealized gain on investments per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statements of Operations for the period(s) presented, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

15 | May 31, 2025

RiverFront ETFs

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, and the RiverFront Strategic Income Fund (each a “Fund” and collectively, the “Funds”).

The investment objective of the RiverFront Dynamic Core Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The investment objective of the RiverFront Dynamic US Dividend Advantage ETF Fund is to seek to provide capital appreciation and dividend income. The investment objective of the RiverFront Strategic Income Fund is to seek total return, with an emphasis on income as the source of that total return. Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Corporate bonds and United States government bonds are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

 16 | May 31, 2025

RiverFront ETFs

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The RiverFront Dynamic Core Income ETF and the RiverFront Strategic Income Fund may invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

 17 | May 31, 2025

RiverFront ETFs

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2025:

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$15,511,046	$–	$15,511,046
Government Bonds*	–	4,700,707	–	4,700,707
Short Term Investments	781,237	–	–	781,237
Total	$781,237	$20,211,753	$–	$20,992,990

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$72,416,524	$–	$–	$72,416,524
Short Term Investments	2,055,200	–	–	2,055,200
Total	$74,471,724	$–	$–	$74,471,724

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$65,369,801	$–	$65,369,801
Government Bonds*	–	20,413,742	–	20,413,742
Short Term Investments	1,765,063	–	–	1,765,063
Total	$1,765,063	$85,783,543	$–	$87,548,606

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2025.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of the distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2024
RiverFront Dynamic Core Income ETF	$1,052,360	$–	$–
RiverFront Dynamic US Dividend Advantage ETF	2,072,969	–	–
RiverFront Strategic Income Fund	4,267,963	–	–
 18 | May 31, 2025

RiverFront ETFs

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
RiverFront Dynamic Core Income ETF	$2,105,228	$1,435,351
RiverFront Dynamic US Dividend Advantage ETF	4,335,814	–
RiverFront Strategic Income Fund	8,098,631	7,258,685

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	RiverFront Dynamic Core Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Strategic Income Fund
Gross appreciation (excess of value over tax cost)	$277,502	$16,454,370	$913,734
Gross depreciation (excess of tax cost over value)	(570,985)	(8,031,265)	(2,545,953)
Net unrealized appreciation/(depreciation)	(293,483)	8,423,105	(1,632,219)
Cost of investments for income tax purposes	$21,286,473	$66,048,619	$89,180,125

In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2025, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The RiverFront Dynamic US Dividend Advantage ETF has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund's lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

 19 | May 31, 2025

RiverFront ETFs

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
RiverFront Dynamic US Dividend Advantage ETF	$1,898,117	$623,997	$1,339,772	$1,963,769

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received. As of May 31, 2025, Riverfront Dynamic Core Income ETF and Riverfront Strategic Income ETF did not have any securities on loan.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2025:

RiverFront Dynamic US Dividend Advantage ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$623,997	$–	$–	$–	$623,997
Total Borrowings					623,997
Gross amount of recognized liabilities for securities lending (collateral received)					$623,997

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below:

Fund	Advisory Fee
RiverFront Dynamic Core Income ETF	0.51%(a)
RiverFront Dynamic US Dividend Advantage ETF	0.52%(b)
RiverFront Strategic Income Fund	0.11%

(a)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.51% for average net assets up to $600 million, (ii) 0.48% for average net assets equal to or greater than $600 million.

(b)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.52% for average net assets up to $600 million, (ii) 0.49% for average net assets equal to or greater than $600 million.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

RiverFront Investment Group, LLC (the “Sub-Adviser”) serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides besides RiverFront Strategic Income Fund, in which the Fund directly pays the Sub-Adviser. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Fund	Sub-Advisory Fee
RiverFront Dynamic Core Income ETF	0.35%
RiverFront Dynamic US Dividend Advantage ETF	0.35%
RiverFront Strategic Income Fund	0.35%

 20 | May 31, 2025

RiverFront ETFs

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions, U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$1,972,931	$–
RiverFront Dynamic US Dividend Advantage ETF	678,988	–
RiverFront Strategic Income Fund	3,495,265	3,171,443

For the six months ended May 31, 2025, the cost of U.S. Government security purchases and proceeds from U.S. Government security sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$862,887	$773,851
RiverFront Strategic Income Fund	2,473,986	–

For the six months ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$–	$1,106,616
RiverFront Dynamic US Dividend Advantage ETF	8,361,468	7,780,500
RiverFront Strategic Income Fund	19,750,867	10,545,871

For the six months ended May 31, 2025, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
RiverFront Dynamic Core Income ETF	$3,693
RiverFront Dynamic US Dividend Advantage ETF	1,764,989
RiverFront Strategic Income Fund	23,629

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

 21 | May 31, 2025

RiverFront ETFs

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

6. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of each Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

 22 | May 31, 2025

RiverFront ETFs

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction	199A Dividends
RiverFront Dynamic Core Income ETF	0.00%	0.00%	0.00%
RiverFront Dynamic US Dividend Advantage ETF	85.87%	80.21%	7.29%
RiverFront Strategic Income Fund	0.00%	0.00%	0.00%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

 23 | May 31, 2025

RiverFront ETFs

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

 24 | May 31, 2025

RiverFront ETFs

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

 25 | May 31, 2025

RiverFront ETFs

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee (1)	$40,000	—	$40,000
Edmund J. Burke, Trustee	86,500	—	86,500
Jeremy W. Deems, Trustee	88,500	—	88,500
Rick A. Pederson, Trustee	92,500	—	92,500
Joseph F. Keenan, Trustee	82,500	—	82,500
Susan K. Wold, Trustee	82,500	—	82,500
Laton Spahr, President and Trustee*	—	—
Total	$472,500	$—	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.

*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

 26 | May 31, 2025

RiverFront ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

 27 | May 31, 2025

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETFs.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

May 31, 2025

ALPS | Smith Core Plus Bond ETF (NYSE ARCA: SMTH)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements and Financial Highlights	21
Additional Information	26
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	27
Proxy Disclosures for Open-End Management Investment Companies	28
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	29
Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contract	30

alpsfunds.com

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
BANK LOANS (0.62%)

Aerospace & Defense (0.43%)
TransDigm, Inc.
3M SOFR + 2.50%, 02/28/2031	$7,822,845	$7,831,411

Casinos & Gaming (0.19%)
Caesars Entertainment, Inc.
1M SOFR + 2.25%, 02/06/2031	3,477,481	3,472,039

TOTAL BANK LOANS
(Cost $11,329,172)		11,303,450

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (4.70%)

Fannie Mae
Series 2000-34, Class TZ,
8.500%, 10/25/2030	$91,763	$96,562
Series 2000-40, Class FA,
30D US SOFR + 0.614%, 07/25/2030(a)	33,968	33,946
Series 2001-51, Class PZ,
6.500%, 10/25/2031	94,213	97,881
Series 2002-60, Class FV,
30D US SOFR + 1.114%, 04/25/2032(a)	6,964	7,032
Series 2002-90, Class A1,
6.500%, 06/25/2042	176,694	180,710
Series 2003-119, Class ZP,
4.000%, 12/25/2033	35,634	34,444
Series 2003-18, Class A1,
6.500%, 12/25/2042	37,539	38,007
Series 2003-30, Class JQ,
5.500%, 04/25/2033	2,069	2,127
Series 2003-47, Class PE,
5.750%, 06/25/2033	28,207	29,159
Series 2004-52, Class ZX,
7.000%, 07/25/2034	298,566	312,308
Series 2004-92, Class TB,
5.500%, 12/25/2034	7,368	7,619
Series 2005-122, Class PY,
6.000%, 01/25/2036	22,859	23,735
Series 2005-27, Class GH,
5.500%, 04/25/2035	106,876	106,794
Series 2005-3, Class CH,
5.250%, 02/25/2035	4,132	4,222
Series 2005-48, Class TD,
5.500%, 06/25/2035	66,819	69,262
Security Description	Principal Amount	Value (Note 2)
Series 2005-75, Class ZP,
5.750%, 09/25/2035	$136,625	$141,335
Series 2005-99, Class AC,
5.500%, 12/25/2035	38,000	38,128
Series 2006-125, Class KY,
5.500%, 01/25/2037	195,862	205,359
Series 2006-78, Class BZ,
6.500%, 08/25/2036	312,175	329,534
Series 2007-36, Class PH,
5.500%, 04/25/2037	104,668	108,724
Series 2007-55, Class PH,
6.000%, 06/25/2047	29,899	31,473
Series 2008-24, Class WD,
5.500%, 02/25/2038	76,750	76,746
Series 2008-6, Class A,
5.000%, 02/25/2038	169,612	168,133
Series 2009-106, Class LK,
5.500%, 08/25/2037	616,209	620,852
Series 2009-106, Class DZ,
4.500%, 01/25/2040	167,378	163,438
Series 2009-77, Class NX,
5.500%, 10/25/2039	731,592	734,482
Series 2010-123, Class BP,
4.500%, 11/25/2040	90,922	90,608
Series 2010-141, Class AL,
4.000%, 12/25/2040	15,681	15,229
Series 2010-2, Class GZ,
5.000%, 01/25/2040	122,502	120,699
Series 2010-41, Class NB,
5.000%, 05/25/2040	75,920	77,188
Series 2010-85, Class NJ,
4.500%, 08/25/2040	332,052	324,167
Series 2010-9, Class ME,
5.000%, 02/25/2040	24,815	25,060
Series 2011-110, Class ED,
2.500%, 04/25/2041	87,716	85,440
Series 2011-121, Class JP,
4.500%, 12/25/2041	12,954	12,559
Series 2011-145, Class JA,
4.500%, 12/25/2041	3,894	3,850
Series 2011-148, Class P,
4.000%, 09/25/2041	142,173	139,761
Series 2011-29, Class JC,
4.000%, 03/25/2041	123,259	118,864
Series 2012-103, Class PY,
3.000%, 09/25/2042	8,000	6,752
Series 2012-108, Class PL,
3.000%, 10/25/2042	106,966	97,108
Series 2012-111, Class PB,
1.750%, 06/25/2042	121,462	109,939
Series 2012-111, Class B,
7.000%, 10/25/2042	204,927	219,944
Series 2012-112, Class DA,
3.000%, 10/25/2042	180,319	163,948
Series 2012-120, Class QC,
2.500%, 11/25/2042	151,000	104,596
1 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)
Security Description	Principal Amount	Value (Note 2)
Series 2012-128, Class NP,
2.500%, 11/25/2042	$78,170	$50,958
Series 2012-128, Class JE,
2.000%, 09/25/2042	135,397	121,145
Series 2012-129, Class HT,
2.000%, 12/25/2032	372,368	331,992
Series 2012-133, Class KA,
2.500%, 07/25/2042	129,259	112,430
Series 2012-136, Class PL,
3.500%, 12/25/2042	418,000	391,043
Series 2012-137, Class CZ,
4.000%, 12/25/2042	164,735	154,985
Series 2012-139, Class GB,
2.500%, 12/25/2042	50,000	34,513
Series 2012-152, Class PB,
3.500%, 01/25/2043	19,784	19,082
Series 2012-154, Class PW,
3.000%, 10/25/2042	202,611	176,302
Series 2012-16, Class K,
4.000%, 10/25/2041	82,113	81,146
Series 2012-17, Class JA,
3.500%, 12/25/2041	71,183	66,927
Series 2012-19, Class CB,
3.500%, 03/25/2042	265,000	245,833
Series 2012-26, Class MA,
3.500%, 03/25/2042	42,931	40,275
Series 2012-28, Class PT,
4.000%, 03/25/2042	262,196	250,019
Series 2012-29, Class NM,
3.500%, 04/25/2042	50,000	41,197
Series 2012-30, Class DZ,
4.000%, 04/25/2042	190,784	184,121
Series 2012-35, Class EP,
2.000%, 11/25/2040	85,006	82,711
Series 2012-36, Class MB,
2.000%, 08/25/2041	422,387	411,717
Series 2012-37, Class CA,
2.000%, 01/25/2040	123,969	120,665
Series 2012-39, Class NB,
4.000%, 04/25/2042	32,000	29,365
Series 2012-47, Class HF,
30D US SOFR + 0.514%, 05/25/2027(a)	4,556	4,557
Series 2012-51, Class HJ,
3.500%, 05/25/2042	62,156	52,487
Series 2012-56, Class WB,
3.500%, 05/25/2042	118,860	111,156
Series 2012-58, Class KB,
3.500%, 06/25/2042	235,608	213,661
Series 2012-75, Class KE,
4.000%, 07/25/2042	200,000	184,991
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	75,549
Series 2012-90, Class PB,
2.500%, 01/25/2042	65,403	62,593
Security Description	Principal Amount	Value (Note 2)
Series 2012-93, Class TL,
3.000%, 09/25/2042	$190,000	$151,013
Series 2013-10, Class GD,
2.000%, 02/25/2033	136,013	127,107
Series 2013-119, Class NU,
1.750%, 05/25/2043	201,110	193,913
Series 2013-123, Class AG,
2.500%, 02/25/2033	770,996	757,397
Series 2013-14, Class PC,
1.250%, 03/25/2043	219,038	182,355
Series 2013-18, Class NG,
2.000%, 12/25/2042	47,022	41,759
Series 2013-35, Class KL,
2.000%, 04/25/2033	90,734	84,767
Series 2013-37, Class PK,
3.500%, 04/25/2043	300,000	274,136
Series 2013-41, Class JL,
1.500%, 04/25/2038	180,144	164,541
Series 2013-44, Class Z,
3.000%, 05/25/2043	718,795	536,921
Series 2013-67, Class KZ,
2.500%, 04/25/2043	146,188	120,046
Series 2013-7, Class PZ,
2.000%, 02/25/2043	191,923	110,185
Series 2013-75, Class FC,
30D US SOFR + 0.364%, 07/25/2042(a)	123,471	122,982
Series 2013-86, Class LG,
3.500%, 08/25/2043	178,000	149,362
Series 2013-86, Class Z,
3.000%, 08/25/2043	176,915	129,683
Series 2013-86, Class CY,
4.500%, 08/25/2043	1,320,900	1,217,289
Series 2013-9, Class BC,
6.500%, 07/25/2042	144,929	152,645
Series 2014-14, Class PA,
3.500%, 02/25/2044	96,708	94,338
Series 2014-8, Class Z,
3.000%, 03/25/2034	125,749	120,529
Series 2015-27, Class ME,
3.500%, 10/25/2044	30,000	28,172
Series 2015-47, Class AY,
3.000%, 07/25/2045	81,803	71,876
Series 2015-58, Class ZL,
3.000%, 08/25/2045	268,526	223,801
Series 2015-59, Class LP,
3.500%, 08/25/2045	127,000	101,787
Series 2015-65, Class LD,
3.500%, 01/25/2036	124,000	117,884
Series 2016-26, Class PA,
3.000%, 10/25/2045	110,519	103,618
Series 2016-28, Class TA,
3.250%, 07/25/2043	494,202	377,642
Series 2016-37, Class BK,
3.000%, 06/25/2046	57,703	55,313
2 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Series 2016-42, Class DA,
3.000%, 07/25/2045	$105,174	$99,635
Series 2016-6, Class PA,
3.000%, 11/25/2044	112,556	108,261
Series 2016-79, Class JC,
2.500%, 11/25/2046	340,168	263,285
Series 2016-8, Class CB,
3.500%, 03/25/2046	48,007	44,091
Series 2017-10, Class FA,
30D US SOFR + 0.514%, 03/25/2047(a)	25,493	25,184
Series 2017-15, Class PE,
3.500%, 04/25/2046	45,023	43,153
Series 2017-25, Class QH,
3.000%, 04/25/2047	272,308	238,957
Series 2017-38, Class JA,
3.000%, 03/25/2047	61,464	55,222
Series 2017-38, Class JG,
2.500%, 03/25/2047	344,655	302,661
Series 2017-98, Class JC,
2.500%, 11/25/2047	150,276	131,133
Series 2018-15, Class KG,
2.500%, 01/25/2048	94,689	80,361
Series 2018-2, Class BA,
3.000%, 02/25/2045	88,666	86,899
Series 2018-25, Class AL,
3.500%, 04/25/2048	98,000	85,392
Series 2018-28, Class CA,
3.000%, 05/25/2048	97,785	86,452
Series 2018-35, Class LB,
3.500%, 05/25/2048	106,000	91,317
Series 2018-50, Class DY,
3.000%, 10/25/2047	95,246	86,550
Series 2018-6, Class PA,
3.000%, 02/25/2048	63,788	55,833
Series 2018-8, Class KL,
2.500%, 03/25/2047	89,283	81,071
Series 2018-94, Class KD,
3.500%, 12/25/2048	128,601	118,577
Series 2019-36, Class NJ,
3.000%, 07/25/2049	100,000	81,635
Series 2019-74, Class GL,
3.500%, 12/25/2049	174,253	120,196
Series 2019-81, Class ML,
2.500%, 01/25/2050	119,847	75,601
Series 2020-10, Class DA,
3.500%, 03/25/2060	91,319	81,376
Series 2020-38, Class LC,
1.500%, 06/25/2040	100,132	92,075
Series 2021-59, Class H,
2.000%, 06/25/2048	48,820	39,846
Series 2021-6, Class KU,
1.500%, 02/25/2051	191,229	106,034
Series 2021-66, Class HU,
1.500%, 10/25/2051	228,998	105,143
Security Description	Principal Amount	Value (Note 2)
Series 2021-72, Class NA,
1.500%, 10/25/2051	$98,024	$52,563
Series 2021-87, Class QB,
2.000%, 12/25/2051	46,230	26,406
Series 2021-94, Class PU,
2.000%, 01/25/2052	39,318	24,077
Series 2022-90, Class AY,
4.500%, 12/25/2041	405,000	386,687
Series 2023-12, Class GB,
6.000%, 06/25/2045	15,335,183	15,561,986
Series 2023-42, Class B,
6.000%, 07/25/2045	9,092,865	9,238,164
Series 2024-39, Class AZ,
3.000%, 11/25/2047	133,954	103,952
		43,019,980
Freddie Mac
Series 1998-2034, Class Z,
6.500%, 02/15/2028	4,061	4,121
Series 1998-2045, Class PD,
6.750%, 04/15/2028	80,075	80,728
Series 1998-2098, Class ZB,
6.000%, 11/15/2028	90,320	91,151
Series 1998-2104, Class QH,
6.500%, 12/15/2028	125,249	128,035
Series 2002-2412, Class OF,
30D US SOFR + 1.064%, 12/15/2031(a)	56,572	57,141
Series 2002-2422, Class TA,
6.500%, 02/15/2032	237,186	247,660
Series 2002-2455, Class GK,
6.500%, 05/15/2032	17,295	18,070
Series 2002-2489, Class PE,
6.000%, 08/15/2032	295,827	306,349
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	2,319	2,264
Series 2002-2513, Class AF,
30D US SOFR + 1.114%, 02/15/2032(a)	18,055	17,538
Series 2003-2554, Class MN,
5.500%, 01/15/2033	4,471	4,579
Series 2003-2624, Class QH,
5.000%, 06/15/2033	15,898	16,130
Series 2003-2646, Class ZN,
5.000%, 07/15/2033	148,624	148,438
Series 2003-2673, Class PE,
5.500%, 09/15/2033	138,827	142,586
Series 2003-2725, Class TA,
4.500%, 12/15/2033	30,688	30,666
Series 2004-2768, Class PW,
4.250%, 03/15/2034	8,175	8,073
Series 2005-2944, Class OH,
5.500%, 03/15/2035	46,384	48,125
Series 2005-2973, Class GE,
5.500%, 05/15/2035	206,000	208,535

3 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Series 2005-2978, Class CN,
5.500%, 05/15/2035	$135,010	$140,082
Series 2005-3033, Class WY,
5.500%, 09/15/2035	90,379	93,520
Series 2005-3034, Class ZM,
6.000%, 09/15/2035	483,067	505,812
Series 2006-3108, Class PZ,
6.000%, 02/15/2036	197,306	207,512
Series 2006-3137, Class XP,
6.000%, 04/15/2036	2,970	3,126
Series 2007-3271, Class PC,
6.000%, 02/15/2037	876,435	886,279
Series 2007-3388, Class DZ,
5.500%, 11/15/2037	232,212	232,584
Series 2008-3472, Class CZ,
6.000%, 08/15/2036	1,287,609	1,350,052
Series 2008-3485, Class MA,
5.500%, 07/15/2036	34,381	35,756
Series 2009-3533, Class CB,
4.500%, 05/15/2029	43,206	42,957
Series 2009-3575, Class D,
4.500%, 03/15/2037	161,218	157,191
Series 2009-3587, Class DA,
4.500%, 10/15/2039	66,153	65,607
Series 2010-3626, Class ME,
5.000%, 01/15/2040	30,457	31,092
Series 2010-3638, Class DB,
5.000%, 02/15/2040	75,000	72,727
Series 2010-3645, Class WD,
4.500%, 02/15/2040	15,000	14,698
Series 2010-3662, Class QB,
5.000%, 03/15/2038	104,361	104,003
Series 2010-3674, Class QN,
5.750%, 05/15/2036	363,142	347,886
Series 2010-3681, Class MT,
4.543%, 02/15/2038(a)	87,354	79,107
Series 2010-3704, Class CT,
7.000%, 12/15/2036	559,369	593,741
Series 2010-3764, Class QY,
4.000%, 11/15/2030	1,111,238	1,106,991
Series 2010-3772, Class NE,
4.500%, 12/15/2040	172,000	155,286
Series 2011-3924, Class LC,
4.000%, 09/15/2041	107,159	102,995
Series 2011-3943, Class LA,
3.000%, 10/15/2026	62,419	61,687
Series 2011-3954, Class PG,
2.500%, 07/15/2041	41,808	40,029
Series 2011-3957, Class BZ,
4.000%, 11/15/2041	167,996	160,561
Series 2011-3966, Class NA,
4.000%, 12/15/2041	124,169	120,620
Series 2011-3968, Class G,
3.000%, 12/15/2026	70,220	69,405
Security Description	Principal Amount	Value (Note 2)
Series 2012-3985, Class B,
2.367%, 01/15/2042	$132,383	$112,579
Series 2012-3990, Class GY,
3.500%, 01/15/2042	97,000	82,472
Series 2012-3992, Class HZ,
4.000%, 01/15/2042	547,711	522,973
Series 2012-3994, Class HJ,
2.000%, 06/15/2041	275,591	264,873
Series 2012-3997, Class EC,
3.500%, 02/15/2042	62,765	53,520
Series 2012-4029, Class NE,
2.500%, 03/15/2041	137,135	133,393
Series 2012-4050, Class ND,
2.500%, 09/15/2041	4,760	4,704
Series 2012-4068, Class PE,
3.000%, 06/15/2042	9,588	8,757
Series 2012-4075, Class PB,
3.000%, 07/15/2042	23,713	21,574
Series 2012-4077, Class BE,
4.000%, 07/15/2042	15,000	13,435
Series 2012-4093, Class PA,
3.000%, 08/15/2042	63,978	57,975
Series 2012-4096, Class BY,
2.000%, 08/15/2042	190,000	152,884
Series 2012-4101, Class QN,
3.500%, 09/15/2042	5,492	5,097
Series 2012-4112, Class CP,
2.000%, 01/15/2042	110,429	106,347
Series 2012-4116, Class UC,
2.500%, 10/15/2042	40,000	28,571
Series 2012-4117, Class EB,
3.500%, 10/15/2042	83,000	68,923
Series 2012-4118, Class PB,
2.500%, 10/15/2042	146,513	124,083
Series 2012-4125, Class KP,
2.500%, 05/15/2041	90,043	86,590
Series 2012-4135, Class AU,
2.000%, 11/15/2042	107,799	80,797
Series 2012-4138, Class HA,
1.250%, 12/15/2027	103,845	101,092
Series 2012-4147, Class LW,
2.000%, 12/15/2032	190,733	175,761
Series 2013-4160, Class HB,
2.500%, 12/15/2032	8,809	8,275
Series 2013-4161, Class BA,
2.500%, 12/15/2041	49,913	48,643
Series 2013-4161, Class LT,
2.500%, 08/15/2042	9,832	8,991
Series 2013-4161, Class ZW,
2.500%, 02/15/2033	167,872	140,896
Series 2013-4171, Class MN,
3.000%, 02/15/2043	46,000	33,986
Series 2013-4193, Class PK,
3.000%, 04/15/2043	80,876	77,266
4 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Series 2013-4224, Class KC,
3.000%, 05/15/2032	$44,144	$43,718
Series 2013-4224, Class PA,
3.000%, 12/15/2042	375,799	363,786
Series 2013-4229, Class ZA,
4.000%, 07/15/2043	124,370	120,067
Series 2013-4247, Class AK,
4.500%, 12/15/2042	59,349	59,113
Series 2014-4330, Class PE,
3.000%, 11/15/2043	152,477	147,363
Series 2014-4383, Class WT,
3.225%, 09/15/2029(a)	172,813	169,941
Series 2014-4410, Class BH,
2.500%, 07/15/2033	98,003	97,648
Series 2015-4447, Class PA,
3.000%, 12/15/2044	69,004	64,915
Series 2015-4472, Class MA,
3.000%, 05/15/2045	109,768	102,323
Series 2015-4491, Class CD,
2.500%, 03/15/2040	214,934	181,556
Series 2016-4614, Class PB,
3.000%, 01/15/2046	124,086	114,720
Series 2016-4616, Class HP,
3.000%, 09/15/2046	71,944	64,365
Series 2016-4619, Class GP,
3.000%, 10/15/2046	387,631	342,441
Series 2016-4619, Class MC,
2.500%, 05/15/2043	124,597	120,778
Series 2016-4621, Class DA,
3.000%, 12/15/2045	110,016	103,194
Series 2016-4624, Class BA,
2.000%, 04/15/2036	191,970	175,170
Series 2017-4670, Class TY,
3.000%, 03/15/2047	222,000	177,692
Series 2017-4734, Class WA,
5.724%, 01/15/2041(a)	240,842	249,811
Series 2018-4760, Class P,
3.000%, 02/15/2044	71,961	70,795
Series 2018-4792, Class BD,
3.500%, 02/15/2048	92,355	84,305
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	176,623	151,433
Series 2018-4819, Class CB,
4.000%, 08/15/2048	861,015	807,403
Series 2018-4824, Class KQ,
4.000%, 06/15/2046	112,452	111,505
Series 2018-4825, Class B,
4.000%, 07/15/2044	53,434	53,288
Series 2018-4827, Class LA,
3.500%, 08/15/2044	128,419	127,306
Series 2018-4839, Class AE,
4.000%, 04/15/2051	118,248	114,225
Series 2019-4879, Class BC,
3.000%, 04/15/2049	126,393	112,453
Security Description	Principal Amount	Value (Note 2)
Series 2019-4888, Class NW,
3.000%, 05/15/2049	$174,400	$128,672
Series 2019-4919, Class JL,
2.500%, 09/25/2049	493,909	416,165
Series 2019-4926, Class BP,
3.000%, 10/25/2049	279,452	241,527
Series 2019-4932, Class CB,
3.500%, 03/25/2049	300,210	287,302
Series 2020-4988, Class AK,
1.000%, 07/25/2050	135,310	105,521
Series 2020-4989, Class FA,
30D US SOFR + 0.464%, 08/15/2040(a)	33,809	33,265
Series 2020-4989, Class FB,
30D US SOFR + 0.464%, 10/15/2040(a)	31,393	30,884
Series 2020-5002, Class TJ,
2.000%, 07/25/2050	132,347	110,908
Series 2020-5005, Class DY,
1.500%, 08/25/2050	142,756	59,796
Series 2020-5036, Class NL,
2.500%, 11/25/2050	111,000	62,810
Series 2020-5058, Class LW,
1.250%, 01/25/2051	48,315	22,076
Series 2021-5080, Class CA,
2.000%, 02/25/2051	30,270	16,202
Series 2021-5083, Class MA,
2.000%, 03/25/2051	231,266	130,848
Series 2021-5085, Class HA,
1.500%, 03/25/2051	235,175	123,531
Series 2021-5092, Class BC,
2.500%, 06/25/2036	1,391	1,384
Series 2021-5094, Class Z,
2.000%, 07/25/2050	214,644	143,384
Series 2021-5116, Class HJ,
2.000%, 06/25/2051	31,738	16,569
Series 2022-5206, Class ZY,
3.500%, 03/25/2052	150,658	111,770
Series 2024-5407, Class LB,
6.000%, 05/25/2054	9,033,173	9,239,350
		26,479,230
Freddie Mac Strips
Series 2016-349, Class 300,
3.000%, 05/15/2046	99,615	92,918

Freddie Mac Structured Pass-Through Certificates
Series 2002-41, Class 3A,
4.458%, 07/25/2032(a)	13,054	11,869

Ginnie Mae
Series 2003-40, Class PZ,
5.500%, 05/16/2033	334,423	333,612
5 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Series 2003-52, Class AP,
–%, 06/16/2033(b)	$13,110	$11,570
Series 2004-1, Class TE,
5.000%, 06/20/2033	42,001	41,934
Series 2004-87, Class BC,
4.500%, 10/20/2034	5,270	5,252
Series 2005-13, Class BG,
5.000%, 02/20/2035	64,035	64,240
Series 2005-20, Class GZ,
5.000%, 02/16/2035	176,898	176,197
Series 2005-51, Class DC,
5.000%, 07/20/2035	3,409	3,426
Series 2005-73, Class PH,
5.000%, 09/20/2035	114,864	114,562
Series 2006-17, Class NZ,
6.000%, 04/20/2036	194,276	196,631
Series 2006-20, Class QB,
6.000%, 04/20/2036	195,460	197,035
Series 2006-38, Class ZK,
6.500%, 08/20/2036	139,082	138,698
Series 2007-57, Class Z,
5.500%, 10/20/2037	228,413	230,959
Series 2008-38, Class PL,
5.500%, 05/20/2038	15,050	15,368
Series 2008-50, Class KB,
6.000%, 06/20/2038	109,607	112,629
Series 2008-55, Class PL,
5.500%, 06/20/2038	16,463	16,493
Series 2008-60, Class JP,
5.500%, 07/20/2038	46,762	46,848
Series 2008-7, Class PQ,
5.000%, 02/20/2038	4,959	4,945
Series 2008-7, Class PB,
5.000%, 02/20/2038	144,724	144,337
Series 2009-15, Class FM,
1M CME TERM SOFR + 1.154%, 03/20/2039(a)	36,432	36,453
Series 2009-45, Class ZB,
6.000%, 06/20/2039	388,874	406,860
Series 2009-47, Class LT,
5.000%, 06/20/2039	70,242	70,150
Series 2009-61, Class AP,
4.000%, 08/20/2039	35,090	34,304
Series 2009-94, Class FA,
1M CME TERM SOFR + 0.814%, 10/16/2039(a)	18,600	18,628
Series 2010-29, Class AD,
3.500%, 10/20/2039	85,806	82,928
Series 2010-H20, Class AF,
1M CME TERM SOFR + 0.444%, 10/20/2060(a)	15,039	15,066
Series 2010-H27, Class FA,
1M CME TERM SOFR + 0.494%, 12/20/2060(a)	99,631	99,899
Series 2011-100, Class MY,
4.000%, 07/20/2041	22,292	21,692
Security Description	Principal Amount	Value (Note 2)
Series 2011-141, Class GH,
3.000%, 10/16/2041	$56,490	$43,600
Series 2011-150, Class DW,
3.000%, 07/16/2041	136,884	121,600
Series 2011-71, Class ZC,
5.500%, 07/16/2034	43,438	43,795
Series 2011-H11, Class FB,
1M CME TERM SOFR + 0.614%, 04/20/2061(a)	15,650	15,731
Series 2012-108, Class CB,
2.500%, 09/20/2042	17,000	13,538
Series 2012-108, Class PB,
2.750%, 09/16/2042	38,000	29,588
Series 2012-116, Class BY,
3.000%, 09/16/2042	10,000	7,966
Series 2012-124, Class LD,
2.000%, 10/20/2042	135,144	102,425
Series 2012-32, Class PE,
3.500%, 03/16/2042	144,000	129,744
Series 2012-40, Class PW,
4.000%, 01/20/2042	108,201	105,643
Series 2012-61, Class MY,
3.000%, 05/16/2042	25,000	20,888
Series 2012-65, Class LM,
3.000%, 05/20/2042	119,500	109,831
Series 2012-77, Class MU,
2.500%, 06/20/2042	156,704	133,174
Series 2012-84, Class QH,
2.500%, 07/16/2042	123,617	110,476
Series 2012-97, Class BP,
2.500%, 08/20/2042	146,000	112,245
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.694%, 07/20/2062(a)	17,094	17,172
Series 2012-H20, Class PT,
4.982%, 07/20/2062(a)	127,487	127,339
Series 2012-H30, Class GA,
1M CME TERM SOFR + 0.464%, 12/20/2062(a)	98,885	99,063
Series 2013-117, Class ED,
4.000%, 08/20/2043	151,000	139,530
Series 2013-149, Class BP,
3.500%, 10/20/2043	24,000	20,521
Series 2013-150, Class PY,
3.500%, 10/16/2043	120,000	111,870
Series 2013-152, Class HL,
4.000%, 06/20/2043	100,000	91,028
Series 2013-22, Class GB,
2.500%, 08/20/2042	78,152	70,214
Series 2013-41, Class MY,
3.000%, 03/20/2043	18,086	16,276
Series 2013-44, Class CE,
2.500%, 03/16/2043	286,782	223,016
Series 2013-58, Class C,
2.500%, 04/20/2043	161,384	135,187

6 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Series 2013-9, Class KY,
3.000%, 01/20/2043	$25,000	$22,079
Series 2013-H06, Class KB,
4.700%, 01/20/2063(a)	172,908	172,462
Series 2013-H22, Class FB,
1M CME TERM SOFR + 0.814%, 08/20/2063(a)	102,314	103,040
Series 2014-129, Class KJ,
3.000%, 07/16/2039	100,000	88,487
Series 2014-21, Class PB,
4.000%, 02/16/2044	22,000	19,446
Series 2014-32, Class DA,
3.500%, 02/20/2044	163,826	138,152
Series 2014-72, Class ML,
3.500%, 03/20/2044	266,598	244,260
Series 2014-H25, Class FB,
1M CME TERM SOFR + 0.594%, 12/20/2064(a)	96,472	96,775
Series 2015-27, Class GA,
3.097%, 12/20/2044(a)	74,071	76,595
Series 2015-31, Class B,
3.000%, 02/20/2045	200,000	178,337
Series 2015-H29, Class FA,
1M CME TERM SOFR + 0.814%, 10/20/2065(a)	473	474
Series 2016-163, Class B,
3.000%, 10/20/2046	40,000	29,363
Series 2016-46, Class Z,
3.000%, 04/20/2046	32,820	21,427
Series 2016-66, Class AB,
6.425%, 08/20/2034(a)	640,724	667,388
Series 2016-H08, Class FT,
1M CME TERM SOFR + 0.834%, 02/20/2066(a)	17,355	17,393
Series 2016-H24, Class FG,
1M CME TERM SOFR + 0.864%, 10/20/2066(a)	242,342	242,979
Series 2017-107, Class T,
3.000%, 01/20/2047	80,854	80,116
Series 2017-11, Class PZ,
4.000%, 01/20/2047	278,968	215,797
Series 2017-134, Class CG,
2.500%, 09/20/2047	160,000	134,520
Series 2017-H14, Class FD,
1M CME TERM SOFR + 0.584%, 06/20/2067(a)	19,243	19,315
Series 2018-1, Class QJ,
3.000%, 01/20/2048	137,000	89,636
Series 2018-115, Class CA,
3.500%, 08/20/2048	107,142	98,409
Series 2018-14, Class P,
2.250%, 08/20/2046	601,166	534,475
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.464%, 02/20/2068(a)	4,349	4,358
Security Description	Principal Amount	Value (Note 2)
Series 2019-108, Class NJ,
3.500%, 08/20/2049	$114,947	$102,598
Series 2019-119, Class JE,
3.000%, 09/20/2049	66,225	58,531
Series 2019-145, Class PA,
3.500%, 08/20/2049	193,015	183,977
Series 2019-153, Class JZ,
3.000%, 12/20/2049	211,573	185,761
Series 2019-158, Class LA,
3.500%, 04/20/2049	290,747	280,535
Series 2019-20, Class AB,
3.250%, 02/20/2049	196,891	185,238
Series 2019-85, Class KG,
3.000%, 06/20/2043	117,419	113,131
Series 2020-116, Class CA,
1.000%, 08/20/2050	330,943	142,624
Series 2020-122, Class MA,
1.000%, 08/20/2050	253,959	109,702
Series 2020-149, Class WB,
1.000%, 10/20/2050	54,095	22,570
Series 2020-15, Class JH,
2.500%, 02/20/2050	241,780	204,084
Series 2020-160, Class KU,
1.500%, 10/20/2050	249,998	121,070
Series 2020-183, Class BK,
1.250%, 12/20/2050	231,648	108,500
Series 2020-183, Class HM,
1.000%, 12/20/2050	330,000	164,141
Series 2020-183, Class HY,
1.000%, 12/20/2050	146,000	56,775
Series 2020-67, Class UA,
2.000%, 05/20/2050	126,605	79,380
Series 2020-98, Class CE,
3.000%, 07/20/2050	10,926	9,731
Series 2020-H04, Class FP,
1M CME TERM SOFR + 0.614%, 06/20/2069(a)	38,795	38,792
Series 2020-H13, Class FC,
1M CME TERM SOFR + 0.564%, 07/20/2070(a)	335,439	332,113
Series 2020-H20, Class FA,
1M CME TERM SOFR + 0.464%, 04/20/2070(a)	161,815	159,708
Series 2021-225, Class EU,
2.000%, 12/20/2051	42,423	24,049
Series 2021-7, Class TU,
1.000%, 01/16/2051	190,000	94,836
Series 2021-76, Class ND,
1.250%, 08/20/2050	2,315	1,786
Series 2021-97, Class JT,
2.000%, 06/20/2051	108,851	53,822
Series 2021-H08, Class AF,
30D US SOFR + 0.30%, 01/20/2068(a)	733,280	730,466
7 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Series 2021-H19, Class FM,
30D US SOFR + 0.82%, 12/20/2071(a)	$184,621	$184,036
Series 2022-24, Class BC,
4.000%, 02/20/2052	173,720	162,172
Series 2022-36, Class UP,
2.000%, 11/20/2051	100,000	59,058
Series 2023-113, Class JD,
6.000%, 08/20/2053	175,000	179,404
Series 2023-170, Class HC,
6.000%, 11/20/2041	1,078,726	1,086,471
Series 2023-173, Class DX,
6.000%, 11/20/2053	780,000	801,241
Series 2023-19, Class GZ,
5.000%, 02/20/2053	582,283	512,811
Series 2023-19, Class WB,
5.652%, 11/20/2051(a)	102,536	105,363
Series 2023-81, Class AL,
4.500%, 08/20/2040	275,000	268,302
Series 2024-20, Class PL,
7.500%, 02/20/2054	237,000	263,330
Series 2024-22, Class EL,
3.000%, 02/20/2054	120,000	89,451
Series 2024-57, Class JL,
1.000%, 05/20/2051	105,000	51,653
Series 2024-77, Class PA,
7.500%, 11/20/2052	255,570	267,655
Series 2024-97, Class PA,
7.500%, 02/20/2054	336,864	354,198
		16,036,524
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $84,854,588)		85,640,521

Security Description	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.57%)

Fannie Mae-Aces
Series 2016-M11, Class AL,
2.944%, 07/25/2039	107,320	96,679
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	200,000	186,821
Series 2019-M16, Class X,
1.180%, 07/25/2031(a)	4,845,138	203,568
Series 2019-M23, Class X3,
0.324%, 10/25/2031(a)(c)	36,795,912	635,407
Series 2019-M26, Class X1,
0.602%, 03/25/2030(a)(c)	9,939,447	184,505
Series 2020-M10, Class X2,
1.718%, 12/25/2030(a)(c)	10,196,116	583,331
Series 2020-M15, Class X1,
1.453%, 09/25/2031(a)(c)	6,426,065	409,689
Security Description	Principal Amount	Value (Note 2)
Series 2020-M19, Class X2,
0.275%, 12/25/2032(a)(c)	$21,395,028	$304,064
Series 2020-M30, Class X,
0.918%, 07/25/2031(a)(c)	6,273,355	247,644
Series 2021-M21, Class X,
0.749%, 03/25/2028(a)(c)	58,081,768	672,105
Series 2021-M3, Class X1,
1.904%, 11/25/2033(a)(c)	3,643,399	245,445
Series 2021-M8, Class X,
0.240%, 11/25/2035(a)(c)	9,425,236	167,388
		3,936,646
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,400,000	1,054,413

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-KW03, Class X1,
0.770%, 06/25/2027(a)(c)	35,139,304	420,776
Series 2017-Q006, Class A2,
3.485%, 04/25/2028(a)	1,995,226	1,921,736
Series 2018-Q007, Class APT2,
6.426%, 10/25/2047(a)	703,256	702,838
Series 2019-K094, Class X1,
0.874%, 06/25/2029(a)(c)	1,953,269	58,665
Series 2019-Q010, Class APT3,
3.458%, 02/25/2027(a)	795,453	782,994
Series 2020-KG04, Class X1,
0.845%, 11/25/2030(a)(c)	4,932,430	179,283
Series 2020-Q014, Class X,
2.775%, 10/25/2055(a)(c)	4,341,665	635,005
Series 2023-KJ45, Class A2,
4.660%, 01/25/2031	600,000	603,636
		5,304,933
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $10,175,311)		10,295,992

Security Description	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (12.98%)

Fannie Mae Pool
Series 2004-,
6.000%, 08/01/2034	25,668	26,581
Series 2006-,
5.500%, 01/01/2037	186,569	189,482
Series 2007-,
5.500%, 08/01/2037	363,596	366,946
Series 2007-943003,
5.500%, 08/01/2047	30,718	30,392
8 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Series 2008-,
6.340%, 08/01/2038	$1,207,486	$1,203,657
Series 2009-,
5.000%, 12/01/2039	354,445	353,250
5.450%, 11/01/2037	144,116	143,686
5.500%, 02/01/2037	291,187	295,446
Series 2010-,
6.500%, 08/01/2028	500,330	500,780
Series 2012-AM1671,
2.100%, 12/01/2027	11,826	11,491
Series 2013-,
2.500%, 03/01/2033	365,893	344,479
3.000%, 01/01/2043	362,631	321,441
Series 2015-,
2.830%, 04/01/2030	219,591	205,097
3.410%, 01/01/2032	142,107	133,679
3.500%, 06/01/2030	171,797	168,267
3.600%, 02/01/2040	580,246	538,405
5.548%, 03/01/2038	542,051	559,316
Series 2016-,
3.100%, 03/01/2033	187,346	170,337
4.500%, 01/01/2039	197,259	192,343
Series 2017-,
2.000%, 07/01/2032	181,702	170,651
2.500%, 01/01/2047	166,977	139,611
3.000%, 10/01/2027	1,333,140	1,298,208
3.210%, 11/01/2032	60,000	54,180
3.260%, 08/01/2029	143,806	138,317
3.630%, 01/01/2037	677,692	602,485
5.910%, 05/01/2048	669,274	688,796
7.000%, 02/01/2030	389,706	399,780
Series 2017-AN6670,
3.210%, 09/01/2027	27,677	26,922
Series 2017-AN7060,
2.930%, 10/01/2027	195,000	188,701
Series 2018-,
3.000%, 01/01/2048	276,649	243,330
3.485%, 04/01/2028	750,000	735,146
3.545%, 04/01/2028	484,754	475,966
4.000%, 11/01/2040	422,149	402,304
4.220%, 11/01/2028	216,521	215,907
4.500%, 07/01/2040	99,183	96,200
4.500%, 09/01/2040	128,493	122,620
4.500%, 02/01/2041	476,294	461,975
5.500%, 12/01/2048	83,910	84,758
Series 2018-387770,
3.625%, 07/01/2028	115,000	113,048
Series 2018-387983,
3.630%, 08/01/2028	199,501	193,954
Series 2018-AN8272,
3.170%, 02/01/2028	200,000	194,652
Series 2019-,
3.340%, 05/01/2031	232,710	220,614
3.490%, 03/01/2029	11,000	10,698
3.800%, 01/01/2029	102,985	101,397
4.000%, 08/01/2048	123,982	116,307
Security Description	Principal Amount	Value (Note 2)
Series 2020-,
2.010%, 04/01/2030	$187,436	$168,674
Series 2021-,
1.270%, 12/01/2029	185,107	161,745
2.000%, 09/01/2051	1,020,643	806,957
2.500%, 09/01/2051	1,294,659	1,066,912
6.000%, 01/01/2039	244,072	248,771
Series 2022-,
3.010%, 04/01/2032	105,000	96,069
3.680%, 04/01/2032	310,000	288,962
3.890%, 07/01/2032	200,000	190,646
Series 2023-,
3.500%, 04/01/2044	328,004	300,235
4.070%, 07/01/2033	120,000	115,014
4.490%, 06/01/2028	40,000	40,307
4.520%, 07/01/2033	220,000	217,715
4.610%, 11/01/2030	177,110	178,633
4.670%, 07/01/2030	185,000	186,490
4.775%, 03/01/2035	349,527	347,533
4.790%, 03/01/2028	200,000	202,651
4.920%, 08/01/2028	200,000	202,379
4.980%, 08/01/2028	198,257	200,400
5.130%, 10/01/2028	40,000	40,933
5.320%, 02/01/2033	250,000	257,079
5.350%, 07/01/2033	1,356,000	1,364,487
5.470%, 11/01/2033	1,965,346	2,014,462
5.555%, 01/01/2030	1,000,000	1,026,449
6.000%, 10/01/2028	3,295,000	3,461,883
6.220%, 06/01/2032	2,100,000	2,198,938
6.500%, 06/01/2053	1,214,446	1,256,094
6.500%, 07/01/2053	5,584,856	5,774,229
6.500%, 08/01/2053	1,996,283	2,059,193
6.500%, 10/01/2053	128,990	132,866
7.000%, 04/01/2053	805,399	830,076
7.500%, 01/01/2054	3,240,835	3,539,823
Series 2024-,
5.340%, 07/01/2029	4,500,000	4,613,759
5.790%, 01/01/2029	750,000	775,474
5.810%, 06/01/2031	1,079,000	1,116,616
5.810%, 03/01/2034	1,574,000	1,648,061
6.000%, 06/01/2054	1,354,253	1,375,771
6.000%, 07/01/2054	1,713,057	1,732,065
6.470%, 01/01/2034	1,170,000	1,198,796
6.500%, 01/01/2054	1,367,151	1,411,598
7.000%, 02/01/2054	3,122,526	3,304,378
7.000%, 05/01/2054	1,553,497	1,623,626
7.500%, 12/01/2053	259,346	276,593
7.500%, 01/01/2054	214,319	223,054
7.500%, 03/01/2054	273,417	284,583
Series 2025-,
6.000%, 04/01/2040	4,307,776	4,417,861
		66,230,442
Freddie Mac Gold Pool
Series 2004-,
5.500%, 07/01/2034	70,534	71,074
Series 2005-,
5.500%, 11/01/2035	96,348	98,311
9 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Series 2006-,
6.500%, 12/01/2034	$206,441	$210,978
Series 2013-,
3.000%, 04/01/2043	1,326,155	1,158,830
Series 2015-,
4.500%, 06/01/2034	459,235	462,304
Series 2024-,
2.500%, 02/01/2047	1,840,040	1,541,440
		3,542,937
Freddie Mac Non Gold Pool
Series 2016-,
5Y US TI + 1.24%, 06/01/2045(a)	414,094	404,422

Freddie Mac Pool
Series 2018-,
3.000%, 06/01/2043	313,778	276,247
3.500%, 03/01/2043	309,970	285,726
4.500%, 01/01/2036	16,545	15,983
5.500%, 07/01/2033	104,143	104,719
Series 2019-,
3.000%, 10/01/2049	233,231	195,815
Series 2020-,
1.500%, 12/01/2045	3,711,232	2,802,405
2.000%, 06/01/2050	661,829	506,505
Series 2021-,
1.000%, 11/01/2036	144,187	123,982
1.500%, 10/01/2036	4,037,979	3,514,420
Series 2022-,
3.000%, 12/01/2051	319,023	267,840
5.500%, 09/01/2052	719,199	720,219
6.000%, 06/01/2052	241,399	246,003
Series 2023-,
4.350%, 01/01/2033	1,000,000	977,894
4.450%, 04/01/2030	1,000,000	992,414
5.100%, 06/01/2028	1,150,000	1,167,611
6.500%, 04/01/2053	993,226	1,025,115
6.500%, 07/01/2053	938,131	968,593
6.500%, 08/01/2053	4,545,288	4,701,565
6.500%, 11/01/2053	118,126	121,707
7.000%, 12/01/2053	426,951	449,524
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,047,729
6.500%, 01/01/2054	3,996,497	4,120,307
6.500%, 02/01/2054	1,710,379	1,769,501
6.500%, 04/01/2054	1,717,283	1,769,717
7.000%, 08/01/2054	2,309,298	2,375,959
		34,547,500
Ginnie Mae I Pool
Series 2011-,
4.500%, 03/15/2041	600,276	579,242
Series 2013-,
3.500%, 02/15/2043	558,866	508,399
3.500%, 06/15/2043	120,373	109,942
Security Description	Principal Amount	Value (Note 2)
Series 2015-,
3.000%, 07/15/2045	$649,868	$571,413
		1,768,996
Ginnie Mae II Pool
Series 2011-,
4.000%, 10/20/2041	401,213	370,115
Series 2012-,
3.150%, 12/20/2042	265,008	232,645
3.500%, 04/20/2042	127,384	114,112
3.500%, 05/20/2042	134,645	120,147
3.500%, 11/20/2042	166,612	149,143
4.500%, 03/20/2042	983,832	969,871
Series 2013-,
2.500%, 02/20/2043	3,274,176	2,748,150
3.000%, 01/20/2043	647,411	566,786
3.000%, 03/20/2043	427,811	384,560
Series 2015-,
4.700%, 02/20/2065(a)	167,295	167,037
Series 2016-,
3.000%, 07/20/2046	385,931	336,630
3.750%, 09/20/2046	116,275	105,948
3.750%, 10/20/2046	127,754	116,488
Series 2017-,
3.000%, 11/20/2047	1,066,222	929,905
3.750%, 07/20/2047	2,546,393	2,260,251
4.000%, 09/20/2047	327,170	299,969
Series 2018-,
4.500%, 02/20/2048	661,826	629,222
4.500%, 05/20/2048	785,764	741,714
4.500%, 09/20/2048	43,799	41,946
Series 2019-,
4.500%, 11/20/2049	840,541	794,965
5.000%, 07/20/2049	675,541	658,685
6.000%, 05/20/2049	109,041	112,230
Series 2020-,
3.000%, 01/20/2050	2,689,379	2,309,254
3.000%, 03/20/2050	1,836,649	1,580,381
3.500%, 12/20/2049	865,742	753,034
6.500%, 05/20/2039	213,795	223,688
Series 2021-,
2.000%, 03/20/2051	609,044	482,147
2.000%, 09/20/2051	2,834,481	2,243,852
2.500%, 09/20/2036	482,527	434,802
2.500%, 02/20/2051	2,836,377	2,332,485
2.500%, 09/20/2051	3,443,067	2,836,631
2.500%, 12/20/2051	350,274	290,208
3.000%, 08/20/2051	30,288	26,750
3.500%, 02/20/2051	504,249	452,710
6.500%, 11/20/2036	167,830	174,244
6.500%, 09/20/2051	293,920	307,525
Series 2022-,
3.000%, 12/20/2044	8,216	7,146
3.000%, 06/20/2051	1,306,190	1,126,256
3.500%, 01/20/2052	108,602	94,624
4.000%, 12/20/2051	321,027	288,938
5.000%, 11/20/2052	263,360	256,112
10 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
5.500%, 07/20/2035	$188,615	$191,639
5.500%, 12/20/2052	4,677,921	4,569,073
5.500%, 08/20/2062	5,697,302	5,630,038
6.000%, 12/20/2037	104,000	107,504
7.000%, 11/20/2052	267,853	279,706
Series 2023-,
5.500%, 08/20/2053	132,366	131,921
6.000%, 09/20/2053	2,042,533	2,093,687
6.500%, 09/20/2053	797,237	827,289
6.500%, 10/20/2053	40,882	42,366
6.500%, 11/20/2053	1,982,315	2,050,308
7.000%, 11/20/2053	45,083	46,114
7.500%, 10/20/2063	225,587	231,662
8.000%, 12/20/2063	1,194,236	1,245,161
Series 2024-,
3.000%, 10/20/2050	4,534,392	3,911,450
6.000%, 01/20/2054	333,060	341,754
6.000%, 02/20/2054	4,119,943	4,227,760
6.000%, 06/20/2054	2,941,153	3,004,114
6.000%, 11/20/2064	15,521,513	15,665,867
6.500%, 01/20/2054	8,262,426	8,551,384
6.500%, 08/20/2054	3,353,029	3,424,397
6.500%, 04/20/2064	750,665	766,692
6.500%, 05/20/2064	3,224,820	3,293,670
6.500%, 09/20/2064	1,660,626	1,693,456
6.500%, 10/20/2064	3,598,088	3,674,908
6.500%, 12/20/2064	2,276,164	2,324,763
7.000%, 04/20/2054	1,750,487	1,801,595
7.000%, 12/20/2063	412,473	422,704
8.000%, 12/20/2053	662,612	686,446
8.000%, 08/20/2054	3,805,656	3,999,504
8.000%, 09/20/2054	1,366,822	1,444,111
8.000%, 10/20/2059	122,764	126,827
8.000%, 12/20/2063	1,668,836	1,725,518
8.500%, 06/20/2054	1,227,168	1,331,582
Series 2025-,
6.500%, 10/20/2064	814,078	831,467
6.500%, 12/20/2064	1,264,609	1,291,621
6.500%, 01/20/2065	18,441,261	18,835,170
		129,894,534
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $235,975,205)		236,388,831

	Principal	Value
CORPORATE BONDS (36.27%)

Aerospace & Defense (4.11%)
Boeing Co.
2.20%, 02/04/2026	5,450,000	5,354,502
6.53%, 05/01/2034	8,854,000	9,453,931
7.01%, 05/01/2064	12,391,000	13,248,533
General Dynamics Corp.
4.95%, 08/15/2035	4,350,000	4,281,760
Howmet Aerospace, Inc.
3.00%, 01/15/2029	4,062,000	3,864,850
Security Description	Principal Amount	Value (Note 2)
L3Harris Technologies, Inc.
5.35%, 06/01/2034	$12,406,000	$12,493,590
Northrop Grumman Corp.
5.25%, 07/15/2035	9,000,000	9,033,769
RTX Corp.
6.10%, 03/15/2034	15,958,000	17,007,562
Total Aerospace & Defense		74,738,497

Airlines (0.94%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	3,213,610	3,198,570
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(d)	7,093,000	6,950,198
5.31%, 10/20/2031(d)	4,400,000	4,282,776
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	355,788	336,573
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	2,320,183	2,363,577
Total Airlines		17,131,694

Apparel & Textile Products (0.07%)
VF Corp.
2.95%, 04/23/2030	1,560,000	1,303,590

Auto Parts Manufacturing (0.07%)
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	1,350,000	1,352,994

Automobiles Manufacturing (2.08%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	3,870,000	3,839,731
6.50%, 02/07/2035	14,000,000	13,660,038
6.80%, 05/12/2028	5,700,000	5,821,350
General Motors Co.
6.25%, 04/15/2035	8,700,000	8,809,797
Hyundai Capital America
5.45%, 06/24/2026(d)	2,942,000	2,957,424
Stellantis Finance US, Inc.
5.75%, 03/18/2030(d)	1,000,000	1,002,883
6.45%, 03/18/2035(d)	662,000	654,809
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025(d)	1,000,000	999,897
Total Automobiles Manufacturing		37,745,929

Banks (3.21%)
AIB Group PLC
1D US SOFR + 1.65%, 05/15/2031(a)(d)	4,335,000	4,374,754
Capital One NA
USISOA05 + 1.73%, 08/09/2028(a)	5,550,000	5,663,580

11 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Cooperatieve Rabobank UA
3.75%, 07/21/2026	$2,250,000	$2,227,331
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(d)	3,838,000	3,897,804
1Y US TI + 1.35%, 09/11/2026(a)(d)	3,325,000	3,293,882
1Y US TI + 1.40%, 03/01/2030(a)(d)	2,370,000	2,443,134
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	2,108,000	2,100,230
5Y US TI + 1.97%, 03/12/2040(a)	9,850,000	9,525,157
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	2,143,000	2,152,539
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	4,270,000	4,195,359
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	8,700,000	8,816,884
Wells Fargo & Co.
1D US SOFR + 1.74%, 04/23/2036(a)	2,609,000	2,640,472
1D US SOFR + 2.02%, 04/24/2034(a)	7,300,000	7,333,540
Total Banks		58,664,666

Biotechnology (1.74%)
Amgen, Inc.
5.25%, 03/02/2033	8,200,000	8,278,157
5.51%, 03/02/2026	5,200,000	5,201,309
5.75%, 03/02/2063	8,000,000	7,568,903
Biogen, Inc.
5.75%, 05/15/2035	4,217,000	4,246,957
Royalty Pharma PLC
5.40%, 09/02/2034	6,375,000	6,350,781
Total Biotechnology		31,646,107

Cable & Satellite (0.23%)
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	4,306,000	4,264,131

Casinos & Gaming (0.34%)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(d)	2,263,000	2,267,739
Station Casinos LLC
4.50%, 02/15/2028(d)	4,154,000	4,031,364
Total Casinos & Gaming		6,299,103

Chemicals (0.23%)
EIDP, Inc.
5.13%, 05/15/2032	4,226,000	4,266,883
Security Description	Principal Amount	Value (Note 2)
Commercial Finance (0.32%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	$5,791,000	$5,793,546

Consumer Finance (0.83%)
American Express Co.
1D US SOFR + 1.42%, 07/26/2035(a)	1,838,000	1,831,667
1D US SOFR + 1.79%, 04/25/2036(a)	1,050,000	1,072,529
SOFRINDX + 1.32%, 01/30/2036(a)	2,345,000	2,361,354
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	3,550,000	3,758,328
Fidelity National Information Services, Inc.
3.10%, 03/01/2041	2,757,000	1,973,439
Fiserv, Inc.
5.60%, 03/02/2033	2,500,000	2,546,066
Synchrony Financial
3.70%, 08/04/2026	1,500,000	1,478,263
Total Consumer Finance		15,021,646

Consumer Products (0.24%)
L'Oreal SA
5.00%, 05/20/2035(d)	4,400,000	4,431,895

Consumer Services (0.25%)
Sodexo, Inc.
5.80%, 08/15/2035(d)	4,425,000	4,503,454

Diversified Banks (0.96%)
Bank of America Corp.
1D US SOFR + 1.697%, 02/12/2036(a)	3,254,000	3,236,848
1D US SOFR + 1.91%, 04/25/2034(a)	4,117,000	4,125,498
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	2,434,000	2,479,362
1D US SOFR + 1.62%, 01/23/2035(a)	5,676,000	5,713,038
1D US SOFR + 1.68%, 04/22/2036(a)	1,733,000	1,763,854
Total Diversified Banks		17,318,600

Entertainment Content (1.61%)
Paramount Global
4.20%, 05/19/2032	10,175,000	9,174,695
4.95%, 05/19/2050	11,800,000	8,898,644
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	4,335,000	3,680,040
5.14%, 03/15/2052	5,250,000	3,405,315
5.39%, 03/15/2062	6,250,000	4,026,186
12 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Total Entertainment Content		29,184,880

Exploration & Production (1.67%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	$3,000,000	$2,965,748
7.25%, 02/15/2035(d)	7,797,000	7,231,796
Occidental Petroleum Corp.
7.88%, 09/15/2031	11,775,000	12,955,796
Permian Resources Operating LLC
7.00%, 01/15/2032(d)	4,500,000	4,618,958
9.88%, 07/15/2031(d)	2,112,000	2,307,943
Total Exploration & Production		30,080,241

Financial Services (3.83%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(a)	3,598,000	3,822,676
SOFRINDX + 1.05%, 03/03/2027(a)(e)	3,718,000	3,740,009
Goldman Sachs Group, Inc.
1D US SOFR + 1.552%, 04/25/2035(a)	1,595,000	1,642,033
1D US SOFR + 1.58%, 04/23/2031(a)	3,479,000	3,530,636
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	1,544,000	1,547,644
6.75%, 05/01/2033(d)	3,450,000	3,540,414
7.13%, 04/30/2031(d)	10,550,000	11,027,789
Morgan Stanley
1D US SOFR + 1.418%, 01/18/2036(a)	2,010,000	2,030,270
1D US SOFR + 1.757%, 04/17/2036(a)	8,240,000	8,377,735
1D US SOFR + 2.05%, 11/01/2034(a)	4,593,000	4,985,781
UBS Group AG
1D US SOFR + 1.76%, 05/09/2036(a)(d)	4,393,000	4,397,659
1D US SOFR + 3.92%, 08/12/2033(a)(d)	16,980,000	18,236,094
1Y US TI + 1.80%, 09/22/2029(a)(d)	2,750,000	2,878,671
Total Financial Services		69,757,411

Food & Beverage (1.46%)
Flowers Foods, Inc.
5.75%, 03/15/2035	4,989,000	5,032,764
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
6.38%, 02/25/2055(d)	4,600,000	4,577,460
Mars, Inc.
4.80%, 03/01/2030(d)	2,100,000	2,113,857
5.20%, 03/01/2035(d)	1,600,000	1,594,602
Pilgrim's Pride Corp.
6.25%, 07/01/2033	5,600,000	5,811,372
6.88%, 05/15/2034	6,692,000	7,219,015
Security Description	Principal Amount	Value (Note 2)
Total Food & Beverage		26,349,070

Health Care Facilities & Services (1.02%)
HCA, Inc.
2.38%, 07/15/2031	$6,600,000	$5,648,550
5.45%, 09/15/2034	4,500,000	4,456,726
5.50%, 06/01/2033	3,700,000	3,734,300
5.75%, 03/01/2035	4,700,000	4,738,823
Total Health Care Facilities & Services		18,578,399

Manufactured Goods (0.13%)
Chart Industries, Inc.
7.50%, 01/01/2030(d)	2,310,000	2,414,068

Medical Equipment & Devices Manufacturing (1.28%)
Alcon Finance Corp.
5.38%, 12/06/2032(d)	8,400,000	8,500,591
Solventum Corp.
5.45%, 03/13/2031	3,850,000	3,942,808
5.60%, 03/23/2034	6,650,000	6,709,620
5.90%, 04/30/2054	4,355,000	4,182,895
Total Medical Equipment & Devices Manufacturing		23,335,914

Metals & Mining (0.33%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	5,900,000	5,898,448

Oil & Gas Services & Equipment (0.20%)
Transocean Poseidon, Ltd.
6.88%, 02/01/2027(d)	3,699,675	3,726,191

Pharmaceuticals (0.18%)
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	3,350,000	3,295,609

Pipeline (2.54%)
Buckeye Partners LP
4.50%, 03/01/2028(d)	4,760,000	4,653,624
6.88%, 07/01/2029(d)	5,500,000	5,658,483
Energy Transfer LP
7.38%, 02/01/2031(d)	5,349,000	5,603,080
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	7,300,000	6,387,184
4.32%, 12/30/2039(d)	4,750,000	3,649,772
Gray Oak Pipeline LLC
2.60%, 10/15/2025(d)	4,498,000	4,442,357
NuStar Logistics LP
6.38%, 10/01/2030	1,400,000	1,427,300
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	5,800,000	5,811,020
6.88%, 01/15/2029	8,572,000	8,737,492
Total Pipeline		46,370,312
13 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Power Generation (0.36%)
Calpine Corp.
4.50%, 02/15/2028(d)	$1,044,000	$1,024,614
Vistra Operations Co. LLC
5.50%, 09/01/2026(d)	5,600,000	5,608,607
Total Power Generation		6,633,221

Publishing & Broadcasting (0.37%)
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	4,150,000	3,995,467
5.63%, 07/15/2027(d)	2,725,000	2,715,807
Total Publishing & Broadcasting		6,711,274

Real Estate (0.79%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	3,416,000	3,030,774
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	5,528,000	5,555,436
Iron Mountain, Inc.
5.25%, 03/15/2028(d)	603,000	596,764
VICI Properties LP
5.13%, 05/15/2032	5,389,000	5,284,431
Total Real Estate		14,467,405

Refining & Marketing (0.19%)
HF Sinclair Corp.
4.50%, 10/01/2030	2,749,000	2,632,566
5.00%, 02/01/2028	1,000,000	995,402
Total Refining & Marketing		3,627,968

Restaurants (0.30%)
Raising Cane's Restaurants LLC
9.38%, 05/01/2029(d)	1,050,000	1,115,586
Starbucks Corp.
5.40%, 05/15/2035	4,394,000	4,405,408
Total Restaurants		5,520,994

Semiconductors (0.74%)
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	4,700,000	4,778,749
6.30%, 01/25/2039(d)	8,500,000	8,738,785
Total Semiconductors		13,517,534

Software & Services (1.41%)
Fair Isaac Corp.
6.00%, 05/15/2033(d)	4,335,000	4,337,654
Leidos, Inc.
5.40%, 03/15/2032	5,981,000	6,026,429
5.50%, 03/15/2035	2,033,000	2,027,311
Synopsys, Inc.
4.85%, 04/01/2030	3,700,000	3,737,466
5.15%, 04/01/2035	2,100,000	2,076,420
VMware LLC
2.20%, 08/15/2031	2,550,000	2,179,068
4.70%, 05/15/2030	5,360,000	5,331,860
Total Software & Services		25,716,208
Security Description	Principal Amount	Value (Note 2)
Supermarkets & Pharmacies (1.39%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	$8,100,000	$8,269,825
Kroger Co.
5.00%, 09/15/2034	17,724,000	17,269,175
Total Supermarkets & Pharmacies		25,539,000

Transportation & Logistics (0.13%)
United Parcel Service, Inc.
5.25%, 05/14/2035	2,395,000	2,394,359

Travel & Lodging (0.35%)
Carnival Corp.
4.00%, 08/01/2028(d)	2,134,000	2,063,311
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(d)	4,221,000	4,280,622
Total Travel & Lodging		6,343,933

Utilities (0.37%)
American Water Capital Corp.
5.15%, 03/01/2034	2,658,000	2,655,649
5.25%, 03/01/2035	4,049,000	4,040,415
Total Utilities		6,696,064

TOTAL CORPORATE BONDS
(Cost $660,049,415)		660,641,238

GOVERNMENT BONDS (40.51%)

U.S. Treasury Bonds (40.51%)
U.S. - United States Treasury Notes
4.50%, 05/15/2027	5,862,000	5,925,658
United States Treasury Bonds
4.13%, 08/15/2044	88,279,000	79,357,993
4.25%, 11/15/2034	38,859,000	38,485,589
4.25%, 05/15/2035	48,371,000	47,830,605
4.50%, 11/15/2054	4,951,000	4,622,996
4.63%, 02/15/2055	56,537,000	53,939,832
4.75%, 02/15/2045	41,533,000	40,553,081
4.75%, 05/15/2055	49,701,000	48,435,178
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	18,532,700	18,709,893
2.13%, 01/15/2035	117,718,669	118,587,709
United States Treasury Notes
3.50%, 09/30/2029	19,004,000	18,680,709
3.88%, 04/30/2030	8,854,000	8,820,106
4.00%, 03/31/2030	38,798,000	38,870,746
4.13%, 10/31/2029	90,680,000	91,351,244
4.13%, 11/30/2029	43,366,000	43,702,256
4.25%, 01/31/2030	58,914,000	59,652,726
4.63%, 02/15/2035	19,807,000	20,183,024
14 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
Total U.S. Treasury Bonds		737,709,345

TOTAL GOVERNMENT BONDS
(Cost $740,430,120)		$737,709,345

	Shares	Value (Note 2)
PREFERRED STOCK (2.79%)

Energy (0.09%)
Pipeline (0.09%)
Energy Transfer LP, Series B, 4.16%(a)(f)	1,712,000	$1,692,555
Total Energy		1,692,555

Financials (1.57%)
Banks (0.35%)
Bank of Hawaii., 8.000%(f)	84,678	2,153,362
Wells Fargo & Co., Series U, 5.875%(a)(f)	4,067,000	4,067,484
		6,220,846
Consumer Finance (0.17%)
Ally Financial, Inc., Series C, 7Y US TI + 3.481%(a)(f)	1,500,000	1,313,960
American Express Co., 5Y US TI + 2.854%(a)(f)	1,817,000	1,761,679
		3,075,639
Diversified Banks (0.30%)
Bank of America Corp., 5Y US TI + 2.684%(a)(f)	3,500,000	3,564,218
HSBC Holdings PLC, 5Y US TI + 3.298%(a)(f)	1,589,000	1,603,013
		5,167,231
Financial Services (0.73%)
Bank of New York Mellon Corp.,
Series G, 5Y US TI + 4.358%(a)(f)	3,500,000	3,487,553
Charles Schwab Corp., Series G,
5Y US TI + 4.971%(a)(f)	6,619,000	6,618,999
Goldman Sachs Group, Inc.,
Series X, 5Y US TI + 2.809%(a)(f)	2,159,000	2,253,763
Goldman Sachs Group, Inc.,
Series Y, 10Y US TI + 2.40%(a)(f)	1,170,000	1,144,327
		13,504,642
Life Insurance (0.02%)
Jackson Financial, Inc., 5Y US TI + 3.728%(a)(f)	16,545	429,839
	Shares	Value (Note 2)
Total Financials		28,398,197

Government (0.42%)
Government Agencies (0.42%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(f)	3,545,000	$3,611,430
Farm Credit Bank of Texas,
Series 4, 5Y US TI + 5.415%(a)(d)(f)	3,060,000	3,046,111
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(f)	1,008,000	1,045,841
		7,703,382

Total Government		7,703,382

Health Care (0.23%)
Health Care Facilities & Services (0.23%)
CVS Health Corp.(a)(g)	4,200,000	4,241,021
Total Health Care		4,241,021

Utilities (0.48%)
Power Generation (0.12%)
Vistra Corp.(a)(d)(f)(g)	2,175,000	2,233,588
Utilities (0.36%)
Entergy Corp., 5Y US TI + 2.67%(a)	1,758,000	1,801,743
National Rural Utilities Cooperative Finance Corp., 3M CME TERM SOFR + 3.172%(a)	1,796,000	1,791,496
National Rural Utilities Cooperative Finance Corp., 5Y US TI + 3.533%(a)	300,000	310,803
Sempra, 5Y US TI + 2.868%(a)	2,763,000	2,615,145
Total Utilities		8,752,775

TOTAL PREFERRED STOCK
(Cost $50,439,604)		50,787,930

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.75%)

Money Market Fund (0.75%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.20%	13,685,032	13,685,032
15 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Schedule of Investments	May 31, 2025 (Unaudited)

	7-Day Yield	Shares	Value (Note 2)
TOTAL SHORT TERM INVESTMENTS
(Cost $13,685,032)			$13,685,032

TOTAL INVESTMENTS (99.19%)
(Cost $1,806,938,447)			$1,806,452,339

Other Assets In Excess Of Liabilities (0.81%)			14,774,945
NET ASSETS (100.00%)			$1,821,227,284

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

SOFRINDX - US SOFR Secured Overnight Financing Rate

Compounded Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of May 31, 2025 was 4.35%

10Y US TI - 10 Year US TI as of May 31, 2025 was 4.41%

30D US SOFR - 30 Day SOFR as of May 31, 2025 was 4.31%

1M US SOFR - 1 Month SOFR as of May 31, 2025 was 4.32%

1M CME TERM SOFR – 1 Month CME TERM SOFR as of May 31, 2025 was 4.32%

3M CME TERM SOFR – 3 Month CME TERM SOFR as of May 31, 2025 was 4.32%

1Y US TI - 1 Year US Treasury Bill as of May 31, 2025 was 4.11%

5Y US TI - 5 Year US TI as of May 31, 2025 was 3.96%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of May 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025, the aggregate market value of those securities was $231,115,300, representing 12.69% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Non-Income Producing Security.

See Notes to Financial Statements and Financial Highlights.

16 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Statement of Assets and Liabilities	May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$1,806,452,339
Cash	54,331
Receivable for investments sold	3,595,146
Interest receivable	16,358,937
Total Assets	1,826,460,753

LIABILITIES:
Payable for investments purchased	4,355,000
Payable to adviser	878,469
Total Liabilities	5,233,469
NET ASSETS	$1,821,227,284

NET ASSETS CONSIST OF:
Paid-in capital	$1,833,956,585
Total distributable earnings/(accumulated losses)	(12,729,301)
NET ASSETS	$1,821,227,284

INVESTMENTS, AT COST	$1,806,938,447

PRICING OF SHARES
Net Assets	$1,821,227,284
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	71,400,000
Net Asset Value, offering and redemption price per share	$25.51

See Notes to Financial Statements and Financial Highlights.

17 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Statement of Operations	For the Period Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$39,152,884
Dividend Income	299,005
Total investment income	39,451,889

EXPENSES:
Investment adviser fees	4,510,583
Net expenses	4,510,583
NET INVESTMENT INCOME	34,941,306

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments(a)	(9,602,587)
Net change in unrealized depreciation on investments	(10,149,689)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(19,752,276)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,189,030

See Notes to Financial Statements and Financial Highlights.

18 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Statement of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Period December 05, 2023 (Commencement of Operations) to November 30, 2024
OPERATIONS:
Net investment income	$34,941,306	$30,080,552
Net realized gain/(loss)	(9,602,587)	178,500
Net change in unrealized appreciation/(depreciation)	(10,149,689)	9,663,581
Net increase in net assets resulting from operations	15,189,030	39,922,633

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(37,702,499)	(30,138,720)
Total distributions	(37,702,499)	(30,138,720)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	554,385,905	1,279,570,935
Net increase from capital share transactions	554,385,905	1,279,570,935
Net increase in net assets	531,872,436	1,289,354,848

NET ASSETS:
Beginning of period	1,289,354,848	–
End of period	$1,821,227,284	$1,289,354,848

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	49,800,000	–
Shares sold	21,600,000	49,800,000
Shares outstanding, end of period	71,400,000	49,800,000

See Notes to Financial Statements and Financial Highlights.

19 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Period December 05, 2023 (Commencement of Operations) to November 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$25.89		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.58		1.15
Net realized and unrealized gain/(loss)	(0.33)		0.84
Total from investment operations	0.25		1.99

DISTRIBUTIONS:
From net investment income	(0.59)		(1.10)
From net realized gains	(0.04)		–
Total distributions	(0.63)		(1.10)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.38)		0.89
NET ASSET VALUE, END OF PERIOD	$25.51		$25.89
TOTAL RETURN(b)	0.95%		8.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,821,227		$1,289,355

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.59	%(c)	0.59	%(c)
Ratio of net investment income to average net assets	4.57	%(c)	4.57	%(c)
Portfolio turnover rate(d)	79%		169%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

20 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consisted of twenty-four separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS | Smith Core Plus Bond ETF (the “Fund”). The investment objective of the Fund is to seek above average total return from a combination of current income and capital appreciation. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. The Fund primarily effects creations and redemptions partly or wholly for cash, rather than in-kind. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The market price for debt securities is generally the evaluated price supplied by an independent third-party pricing service approved by the Trust’s Board of Trustees (the “Board”), which references a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the Fund’s debt securities to determine the market price.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

21 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
22 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Core Plus Bond ETF
Bank Loans	$–	$11,303,450	$–	$11,303,450
Collateralized Mortgage Obligations	–	85,640,521	–	85,640,521
Commercial Mortgage-Backed Securities	–	10,295,992	–	10,295,992
Mortgage-Backed Securities	–	236,388,831	–	236,388,831
Corporate Bonds	–	660,641,238	–	660,641,238
Government Bonds	–	737,709,345	–	737,709,345
Preferred Stock	2,583,201	48,204,729	–	50,787,930
Short Term Investments	13,685,032	–	–	13,685,032
Total	$16,268,233	$1,790,184,106	$–	$1,806,452,339

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended May 31, 2025.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2025.

The tax character of the distributions paid during the period ended November 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2024
ALPS | Smith Core Plus Bond ETF	$30,138,720	$–	$–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

As of May 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS | Smith Core Plus Bond ETF
Gross appreciation (excess of value over tax cost)	$9,135,844
Gross depreciation (excess of tax cost over value)	(13,961,322)
Net unrealized appreciation/(depreciation)	$(4,825,478)
Cost of investments for income tax purposes	$1,811,277,817

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2025

23 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.59% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Smith Capital Investors, LLC (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser's advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.30% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Effective April 1, 2025, each Trustee receives (1) a quarterly retainer of $27,500, (2) a per meeting fee of $16,500, (3) $4,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $7,000, the Chairman of the Audit Committee receives a quarterly retainer of $4,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,500, each in connection with their respective roles. Prior to April 1, 2025, each Trustee received (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS | Smith Core Plus Bond ETF	$1,741,667,912	$1,202,664,928

For the period ended May 31, 2025, the cost of U.S. Government security purchases and proceeds from U.S. Government security sales were as follows:

Fund	Purchases	Sales
ALPS | Smith Core Plus Bond ETF	$938,554,826	$880,118,708

For the period ended May 31, 2025, there were no in-kind transactions or realized gain/(loss) on in-kind transactions.

24 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Notes to Financial Statements and Financial Highlights	May 31, 2025 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. An additional variable charge for cash creations, redemptions, partial cash creations or partial cash redemptions may also be imposed to compensate the Fund for the costs associated with buying or selling the applicable securities.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund's portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

25 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Additional Information	May 31, 2025 (Unaudited)

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction
ALPS | Smith Core Plus Bond ETF	0%	0%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

26 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

27 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Proxy Disclosures for Open-End Management Investment Companies	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

28 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	May 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the six months ended May 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine, Trustee (1)	$40,000	$–	$40,000
Edmund J. Burke, Trustee	86,500	–	86,500
Jeremy W. Deems, Trustee	88,500	–	88,500
Rick A. Pederson, Trustee	92,500	–	92,500
Joseph F. Keenan, Trustee	82,500	–	82,500
Susan K. Wold, Trustee	82,500	–	82,500
Laton Spahr, President and Trustee*	–	–	–
Total	$472,500	$–	$472,500

(1)	Effective December 31, 2024, Ms. Anstine retired as Trustee of the Trust.
*	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund's unitary fee arrangement, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

29 | May 31, 2025

ALPS | Smith Core Plus Bond ETF

Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contract	May 31, 2025 (Unaudited)

Not applicable for this reporting period.

30 | May 31, 2025

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)       Not applicable.

(b)       Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16.	Controls and Procedures.

(a)       Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Report.

(b)       There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable to this Report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Laton Spahr
Laton Spahr (Principal Executive Officer)
President

Date:	August 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Laton Spahr
Laton Spahr (Principal Executive Officer)
President

Date:	August 7, 2025

By:	/s/ Erich Rettinger
Erich Rettinger (Principal Financial Officer)
Treasurer

Date:	August 7, 2025